UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2024

Item 1: Report(s) to Shareholders.

Class VC

Lord Abbett Bond-Debenture Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Bond-Debenture Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond-Debenture Portfolio	$45	0.89%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,113,976,850
# of Portfolio Holdings	931
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$2,589,430

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.31%
Basic Materials	5.05%
Communications	5.34%
Consumer Cyclical	10.89%
Consumer Non-cyclical	8.49%
Diversified	0.18%
Energy	12.45%
Financials	12.42%
Foreign Government	4.70%
Industrial	8.91%
Mortgage-Backed Securities	5.64%
Municipal	0.27%
Mutual Fund	0.19%
Technology	5.69%
U.S. Government	11.33%
Utilities	3.27%
Repurchase Agreements	0.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-593-VC

08/24

Class VC

Lord Abbett Fundamental Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$56	1.08%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$227,911,277
# of Portfolio Holdings	61
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$746,989

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.58%
Consumer Discretionary	6.73%
Consumer Staples	4.66%
Energy	9.29%
Financials	21.93%
Health Care	11.06%
Industrials	15.40%
Information Technology	13.96%
Materials	5.90%
Real Estate	3.06%
Utilities	3.02%
Repurchase Agreements	0.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1401-VC

08/24

Class VC

Lord Abbett Growth Opportunities Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$59	1.12%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$82,922,746
# of Portfolio Holdings	72
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$273,335

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.65%
Consumer Discretionary	17.26%
Consumer Staples	1.02%
Financials	7.57%
Health Care	11.68%
Industrials	17.59%
Information Technology	32.08%
Real Estate	0.99%
Repurchase Agreements	1.63%
Money Market FundsFootnote Reference(a)	1.38%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1400-VC

08/24

Class VC

Lord Abbett Developing Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$55	1.04%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$70,540,153
# of Portfolio Holdings	80
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$192,244

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	13.61%
Consumer Staples	7.10%
Financials	5.17%
Health Care	21.28%
Industrials	21.60%
Information Technology	28.01%
Repurchase Agreements	1.54%
Money Market FundsFootnote Reference(a)	1.52%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-583-VC

08/24

Class VC

Lord Abbett Dividend Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$53	0.99%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$186,149,130
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$501,108

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.59%
Consumer Discretionary	5.63%
Consumer Staples	7.51%
Energy	4.56%
Financials	19.16%
Health Care	12.63%
Industrials	7.17%
Information Technology	32.96%
Materials	4.50%
Utilities	3.56%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1402-VC

08/24

Class VC

Lord Abbett Growth & Income Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Growth & Income Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth & Income Portfolio	$49	0.93%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$500,486,979
# of Portfolio Holdings	59
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,253,678

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.08%
Consumer Discretionary	4.78%
Consumer Staples	5.75%
Energy	9.15%
Financials	24.35%
Health Care	13.33%
Industrials	14.26%
Information Technology	11.57%
Materials	4.13%
Real Estate	3.12%
Utilities	3.43%
Repurchase Agreements	1.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-17-VC

08/24

Class VC

Lord Abbett Short Duration Income Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$41	0.82%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$126,368,509
# of Portfolio Holdings	763
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$215,793

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.52%
Basic Materials	3.33%
Communications	2.25%
Consumer Cyclical	6.46%
Consumer Non-cyclical	6.01%
Energy	8.79%
Financials	27.01%
Foreign Government	0.54%
Industrial	3.59%
Mortgage-Backed Securities	6.93%
Technology	1.07%
U.S. Government	2.29%
Utilities	6.57%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-3384-VC

08/24

Class VC

Lord Abbett Total Return Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$35	0.70%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$642,399,137
# of Portfolio Holdings	497
Portfolio Turnover Rate	198%
Total Advisory Fees Paid	$887,283

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.99%
Basic Materials	2.04%
Communications	1.73%
Consumer Cyclical	2.77%
Consumer Non-cyclical	4.84%
Diversified	0.09%
Energy	6.11%
Financials	15.32%
Foreign Government	1.62%
Industrial	2.24%
Mortgage-Backed Securities	7.37%
Technology	1.30%
U.S. Government	35.91%
Utilities	3.42%
Repurchase Agreements	0.25%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1454-VC

08/24

Class VC

Lord Abbett Mid-Cap Stock Portfolio

Semi-Annual Shareholder Report

June 30, 2024

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Stock Portfolio	$58	1.13%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$250,705,644
# of Portfolio Holdings	65
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$921,232

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.00%
Consumer Discretionary	4.07%
Consumer Staples	4.85%
Energy	6.89%
Financials	17.80%
Health Care	9.82%
Industrials	22.83%
Information Technology	14.46%
Materials	6.52%
Real Estate	2.80%
Utilities	6.32%
Repurchase Agreements	0.75%
Money Market FundsFootnote Reference(a)	1.70%
Time DepositsFootnote Reference(a)	0.19%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-269-VC

08/24

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund — Developing Growth Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.71%

COMMON STOCKS 97.71%

Aerospace & Defense 3.27%
AeroVironment, Inc.*	8,851	$1,612,298
Loar Holdings, Inc.*	12,950	691,660
Total		2,303,958

Automobile Components 1.02%
Modine Manufacturing Co.*	7,167	718,062

Beverages 0.72%
Primo Water Corp.	23,224	507,677

Biotechnology 13.42%
Arcellx, Inc.*	13,322	735,241
Avidity Biosciences, Inc.*	9,125	372,756
Blueprint Medicines Corp.*	12,993	1,400,386
Crinetics Pharmaceuticals, Inc.*	12,332	552,350
Dyne Therapeutics, Inc.*	9,992	352,618
Insmed, Inc.*	11,433	766,011
Janux Therapeutics, Inc.*	10,520	440,683
Krystal Biotech, Inc.*	7,045	1,293,744
Merus NV (Netherlands)*(a)	8,812	521,406
Natera, Inc.*	12,978	1,405,388
Nuvalent, Inc. Class A*	5,204	394,775
SpringWorks Therapeutics, Inc.*	21,758	819,624
Vaxcyte, Inc.*	5,444	411,076
Total		9,466,058

Building Products 2.11%
AAON, Inc.	4,620	403,049
AZEK Co., Inc.*	15,025	633,003
Trex Co., Inc.*	6,077	450,427
Total		1,486,479

Capital Markets 4.13%
Evercore, Inc. Class A	3,615	753,475
Hamilton Lane, Inc. Class A	7,538	931,546
Piper Sandler Cos.	5,330	1,226,806
Total		2,911,827
Investments	Shares	Fair Value
Commercial Services & Supplies 2.17%
MSA Safety, Inc.	3,880	$728,237
Tetra Tech, Inc.	3,943	806,265
Total		1,534,502

Construction & Engineering 4.26%
Comfort Systems USA, Inc.	4,720	1,435,446
EMCOR Group, Inc.	2,180	795,874
Sterling Infrastructure, Inc.*	6,552	775,364
Total		3,006,684

Consumer Staples Distribution & Retail 1.22%
Sprouts Farmers Market, Inc.*	10,304	862,033

Diversified Consumer Services 2.80%
Bright Horizons Family Solutions, Inc.*	6,444	709,356
Duolingo, Inc.*	2,671	557,358
Stride, Inc.*	10,085	710,992
Total		1,977,706

Electrical Equipment 0.95%
nVent Electric PLC (United Kingdom)(a)	8,749	670,261

Electronic Equipment, Instruments & Components 2.21%
Fabrinet (Thailand)*(a)	2,755	674,396
Itron, Inc.*	8,911	881,833
Total		1,556,229

Financial Services 1.09%
AvidXchange Holdings, Inc.*	63,818	769,645

Food Products 2.15%
Freshpet, Inc.*	11,732	1,518,003

Ground Transportation 1.78%
Lyft, Inc. Class A*	61,021	860,396
Saia, Inc.*	831	394,135
Total		1,254,531

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Health Care Equipment & Supplies 6.72%
Glaukos Corp.*	11,788	$1,395,110
PROCEPT BioRobotics Corp.*	5,390	329,275
RxSight, Inc.*	27,074	1,629,042
TransMedics Group, Inc.*	9,200	1,385,704
Total		4,739,131

Hotels, Restaurants & Leisure 9.25%
Cava Group, Inc.*	20,653	1,915,566
Dutch Bros, Inc. Class A*	13,261	549,005
MakeMyTrip Ltd. (India)*(a)	11,790	991,539
Shake Shack, Inc. Class A*	3,856	347,040
Sweetgreen, Inc. Class A*	30,175	909,474
Wingstop, Inc.	4,286	1,811,521
Total		6,524,145

Information Technology Services 1.36%
Wix.com Ltd. (Israel)*(a)	6,041	960,942

Machinery 2.75%
Crane Co.	8,460	1,226,531
SPX Technologies, Inc.*	5,017	713,116
Total		1,939,647

Personal Care Products 3.08%
BellRing Brands, Inc.*	15,094	862,471
elf Beauty, Inc.*	3,207	675,779
Oddity Tech Ltd. Class A (Israel)*(a)(b)	16,135	633,460
Total		2,171,710

Pharmaceuticals 1.35%
Intra-Cellular Therapies, Inc.*	13,925	953,723

Professional Services 2.60%
Parsons Corp.*	11,442	936,070
Verra Mobility Corp.*	32,975	896,920
Total		1,832,990
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 9.41%
Astera Labs, Inc.*(b)	9,685	$586,039
Camtek Ltd. (Israel)(a)	14,378	1,800,701
Credo Technology Group Holding Ltd.*	31,906	1,019,078
Impinj, Inc.*	4,621	724,434
Nova Ltd. (Israel)*(a)	1,808	424,030
Onto Innovation, Inc.*	7,804	1,713,446
Rambus, Inc.*	6,272	368,543
Total		6,636,271

Software 15.31%
Agilysys, Inc.*	12,055	1,255,408
Appfolio, Inc. Class A*	5,589	1,366,902
CyberArk Software Ltd. (Israel)*(a)	5,358	1,464,984
Descartes Systems Group, Inc. (Canada)*(a)	5,707	552,666
Gitlab, Inc. Class A*	8,146	405,019
Guidewire Software, Inc.*	6,545	902,490
JFrog Ltd. (Israel)*(a)	15,870	595,918
Monday.com Ltd. (Israel)*(a)	3,558	856,624
SPS Commerce, Inc.*	4,857	913,893
Varonis Systems, Inc.*	24,716	1,185,627
Vertex, Inc. Class A*	15,889	572,798
Zeta Global Holdings Corp. Class A*	41,141	726,139
Total		10,798,468

Textiles, Apparel & Luxury Goods 0.67%
Birkenstock Holding PLC (United Kingdom)*(a)	8,654	470,864

Trading Companies & Distributors 1.91%
FTAI Aviation Ltd.	13,090	1,351,281
Total Common Stocks (cost $52,778,558)		68,922,827

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.26%

Repurchase Agreements 1.55%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $1,199,800 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $1,117,012; proceeds: $1,095,294 (cost $1,095,039)	$1,095,039	$1,095,039
Investments	Shares	Fair Value
Money Market Funds 1.54%
Fidelity Government Portfolio(c) (cost $1,085,516)	1,085,516	$1,085,516

Time Deposits 0.17%
CitiBank N.A.(c) (cost $120,613)	120,613	120,613
Total Short-Term Investments (cost $2,301,168)		2,301,168
Total Investments in Securities 100.97% (cost $55,079,726)		71,223,995
Other Assets and Liabilities – Net (0.97)%		(683,842)
Net Assets 100.00%		$70,540,153

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$68,922,827	$–	$–	$68,922,827
Short-Term Investments
Repurchase Agreements	–	1,095,039	–	1,095,039
Money Market Funds	1,085,516	–	–	1,085,516
Time Deposits	–	120,613	–	120,613
Total	$70,008,343	$1,215,652	$–	$71,223,995

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value including $1,206,406 of securities loaned (cost $55,079,726)	$71,223,995
Receivables:
Investment securities sold	719,890
From advisor (See Note 3)	10,617
Capital shares sold	4,800
Interest and dividends	3,981
Securities lending income	2,299
Prepaid expenses	1,105
Total assets	71,966,687
LIABILITIES:
Payables:
Collateral due to broker for securities lending	1,206,129
Transfer agent fees	74,324
Capital shares reacquired	49,646
Management fee	42,662
Directors’ fees	6,953
Fund administration	2,275
Accrued expenses	44,545
Total liabilities	1,426,534
NET ASSETS	$70,540,153
COMPOSITION OF NET ASSETS:
Paid-in capital	$82,199,533
Total distributable earnings (loss)	(11,659,380)
Net Assets	$70,540,153
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,585,716
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$27.28

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $4,229)	$61,422
Securities lending net income	9,293
Interest and other	22,364
Total investment income	93,079
Expenses:
Management fee	258,866
Non 12b-1 service fees	86,298
Shareholder servicing	34,612
Professional	20,227
Fund administration	13,806
Custody	6,143
Reports to shareholders	3,730
Directors’ fees	1,245
Other	6,800
Gross expenses	431,727
Fees waived and expenses reimbursed (See Note 3)	(72,765)
Net expenses	358,962
Net investment loss	(265,883)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	4,119,464
Net change in unrealized appreciation/depreciation on investments	4,857,522
Net realized and unrealized gain (loss)	8,976,986
Net Increase in Net Assets Resulting From Operations	$8,711,103

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment loss	$(265,883)	$(527,536)
Net realized gain (loss) on investments	4,119,464	(4,653,000)
Net change in unrealized appreciation/depreciation on investments	4,857,522	10,428,891
Net increase in net assets resulting from operations	8,711,103	5,248,355
Capital share transactions (See Note 13):
Net proceeds from sales of shares	4,175,426	7,472,433
Cost of shares reacquired	(9,150,565)	(14,808,639)
Net decrease in net assets resulting from capital share transactions	(4,975,139)	(7,336,206)
Net increase (decrease) in net assets	3,735,964	(2,087,851)
NET ASSETS:
Beginning of period	$66,804,189	$68,892,040
End of period	$70,540,153	$66,804,189

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2024(c)	$23.96	$(0.10)	$3.42	$3.32	$–	$27.28
12/31/2023	22.15	(0.18)	1.99	1.81	–	23.96
12/31/2022	34.61	(0.18)	(12.28)	(12.46)	–	22.15
12/31/2021	47.18	(0.42)	(0.93)	(1.35)	(11.22)	34.61
12/31/2020	29.88	(0.30)	22.17	21.87	(4.57)	47.18
12/31/2019	24.97	(0.27)	8.23	7.96	(3.05)	29.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
13.81 (d)	1.04	(e)	1.25	(e)	(0.77	)(e)	$70,540	52	(d)
8.17	1.04		1.25		(0.77)		66,804	139
(35.98)	1.04		1.30		(0.74)		68,892	125
(2.75)	1.04		1.15		(0.87)		116,990	121
72.60	1.04		1.24		(0.84)		137,300	113
31.77	1.01		1.27		(0.86)		79,374	106

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund generally is not available for purchase by new investors, existing shareholders may continue to purchase Fund shares.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

10

Notes to Financial Statements (unaudited)(continued)

values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

11

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

12

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .56% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $6,143 of fund administration fees during the six months ended June 30, 2024.

For the six months ended June 30, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses) to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Developing Growth Portfolio	$–	$–	$–	$–	$–

13

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Developing Growth Portfolio	$–	$–	$–	$–	$–

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Developing Growth Portfolio	$(31,214,844)	$ –	$(31,214,844)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Developing Growth Portfolio	$55,514,114	$16,488,060	$(778,180)	$15,709,880

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$35,395,549	$41,304,056

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund engaged in cross-trade purchases of $104,019 and sales of $309,758 which resulted in a net realized gain (loss) of $130,751.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all

14

Notes to Financial Statements (unaudited)(continued)

contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,095,039	$–	$1,095,039
Total	$1,095,039	$–	$1,095,039

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,095,039	$–	$–	$(1,095,039)	$–
Total	$1,095,039	$–	$–	$(1,095,039)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

15

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

16

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024 the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$1,206,404	$1,206,129

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other preexisting political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service

17

Notes to Financial Statements (unaudited)(concluded)

providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	159,200	324,452
Reinvestment of distributions	–	–
Shares reacquired	(361,092)	(646,887)
Decrease	(201,892)	(322,435)

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rate of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Developing Growth Portfolio	SFDG-PORT-3 (08/24)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Fundamental Equity Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.81%

COMMON STOCKS 99.81%

Aerospace & Defense 1.67%
RTX Corp.	37,900	$3,804,781

Banks 6.29%
JPMorgan Chase & Co.	47,050	9,516,333
Wells Fargo & Co.	81,200	4,822,468
Total		14,338,801

Beverages 1.36%
Carlsberg AS Class B(a)	25,740	3,090,189

Biotechnology 1.85%
AbbVie, Inc.	24,590	4,217,677

Building Products 2.96%
Allegion PLC (Ireland)(b)	27,620	3,263,303
Masco Corp.	52,137	3,475,974
Total		6,739,277

Capital Markets 7.57%
Ameriprise Financial, Inc.	6,970	2,977,514
Charles Schwab Corp.	74,300	5,475,167
KKR & Co., Inc.	46,080	4,849,459
Morgan Stanley	40,710	3,956,605
Total		17,258,745

Chemicals 4.35%
Avient Corp.	86,970	3,796,240
Dow, Inc.	60,940	3,232,867
HB Fuller Co.	37,460	2,882,922
Total		9,912,029

Construction & Engineering 1.46%
EMCOR Group, Inc.	9,090	3,318,577

Construction Materials 1.56%
CRH PLC	47,470	3,559,301

Consumer Staples Distribution & Retail 3.31%
BJ’s Wholesale Club
Holdings, Inc.*	38,690	3,398,530
Target Corp.	28,000	4,145,120
Total		7,543,650
Investments	Shares	Fair Value
Electric: Utilities 3.02%
Entergy Corp.	32,110	$3,435,770
FirstEnergy Corp.	90,320	3,456,546
Total		6,892,316

Electronic Equipment, Instruments & Components 3.89%
Littelfuse, Inc.	9,850	2,517,561
Mirion Technologies, Inc.*	276,470	2,969,288
TD SYNNEX Corp.	29,360	3,388,144
Total		8,874,993

Energy Equipment & Services 1.29%
Liberty Energy, Inc.	140,710	2,939,432

Financial Services 1.67%
Fiserv, Inc.*	25,570	3,810,953

Ground Transportation 1.18%
Landstar System, Inc.	14,560	2,686,029

Health Care Equipment & Supplies 1.62%
Becton Dickinson & Co.	15,760	3,683,270

Health Care Providers & Services 6.41%
Labcorp Holdings, Inc.	19,870	4,043,743
Molina Healthcare, Inc.*	9,720	2,889,756
Tenet Healthcare Corp.*	25,190	3,351,026
UnitedHealth Group, Inc.	8,480	4,318,525
Total		14,603,050

Industrial REITS 0.73%
Prologis, Inc.	14,830	1,665,557

Insurance 6.44%
Allstate Corp.	17,570	2,805,226
Arch Capital Group Ltd.*	37,230	3,756,135
Kemper Corp.	74,100	4,396,353
RenaissanceRe Holdings Ltd.	16,650	3,721,441
Total		14,679,155

Interactive Media & Services 3.22%
Alphabet, Inc. Class A	40,330	7,346,110

Leisure Products 1.24%
Malibu Boats, Inc. Class A*	80,950	2,836,488

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Life Sciences Tools & Services 1.21%
Thermo Fisher Scientific, Inc.	5,000	$2,765,000

Machinery 4.50%
Crane Co.	19,950	2,892,351
Cummins, Inc.	12,560	3,478,241
Parker-Hannifin Corp.	7,660	3,874,504
Total		10,245,096

Media 1.37%
Comcast Corp. Class A	79,680	3,120,269

Oil, Gas & Consumable Fuels 8.02%
Chesapeake Energy Corp.	49,850	4,097,171
Diamondback Energy, Inc.	20,720	4,147,937
Permian Resources Corp.	276,340	4,462,891
Shell PLC ADR	77,260	5,576,627
Total		18,284,626

Professional Services 1.60%
WNS Holdings Ltd. (India)*(b)	69,310	3,638,775

Real Estate Management & Development 1.49%
CBRE Group, Inc. Class A*	38,010	3,387,071

Residential REITS 0.85%
American Homes 4 Rent Class A	52,340	1,944,954

Semiconductors & Semiconductor Equipment 4.26%
Silicon Motion Technology Corp. ADR	51,843	4,198,765
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31,720	5,513,253
Total		9,712,018

Software 3.96%
Adobe, Inc.*	7,540	4,188,772
Microsoft Corp.	10,800	4,827,060
Total		9,015,832
Investments	Shares	Fair Value
Specialty Retail 5.50%
Academy Sports & Outdoors, Inc.	63,310	$3,371,257
AutoZone, Inc.*	610	1,808,101
Best Buy Co., Inc.	46,710	3,937,186
Lowe’s Cos., Inc.	15,460	3,408,312
Total		12,524,856

Technology Hardware, Storage & Peripherals 1.88%
NetApp, Inc.	33,290	4,287,752

Trading Companies & Distributors 2.08%
AerCap Holdings NV (Ireland)(b)	50,880	4,742,016
Total Common Stocks (cost $194,607,676)		227,468,645

	Principal Amount

SHORT-TERM INVESTMENTS 0.41%

Repurchase Agreements 0.41%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $1,023,600 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $952,980; proceeds: $934,431 (cost $934,213)	$934,213	$934,213
Total Investments in Securities 100.22% (cost $195,541,889)		228,402,858
Other Assets and Liabilities – Net (0.22)%		(491,581)
Net Assets 100.00%		$227,911,277

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,090,189	$–	$3,090,189
Remaining Industries	224,378,456	–	–	224,378,456
Short-Term Investments
Repurchase Agreements	–	934,213	–	934,213
Total	$224,378,456	$4,024,402	$–	$228,402,858

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $195,541,889)	$228,402,858
Cash	8
Receivables:
Interest and dividends	155,863
From advisor (See Note 3)	16,304
Capital shares sold	6,006
Securities lending income	53
Prepaid expenses	817
Total assets	228,581,909
LIABILITIES:
Payables:
Transfer agent fees	228,455
Capital shares reacquired	161,389
Management fee	138,510
Directors’ fees	37,013
Fund administration	7,515
Foreign currency overdraft (cost $5)	5
Accrued expenses	97,745
Total liabilities	670,632
NET ASSETS	$227,911,277
COMPOSITION OF NET ASSETS:
Paid-in capital	$191,059,749
Total distributable earnings (loss)	36,851,528
Net Assets	$227,911,277
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	12,368,787
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.43

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $23,730)	$2,022,345
Securities lending net income	990
Interest and other	18,291
Total investment income	2,041,626
Expenses:
Management fee	852,547
Non 12b-1 service fees	289,700
Shareholder servicing	115,893
Fund administration	46,344
Professional	21,641
Custody	11,452
Reports to shareholders	9,687
Directors’ fees	4,345
Other	16,693
Gross expenses	1,368,302
Fees waived and expenses reimbursed (See Note 3)	(117,009)
Net expenses	1,251,293
Net investment income	790,333
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	11,981,958
Net realized gain (loss) on foreign currency related transactions	(283)
Net change in unrealized appreciation/depreciation on investments	9,076,532
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(623)
Net realized and unrealized gain (loss)	21,057,584
Net Increase in Net Assets Resulting From Operations	$21,847,917

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$790,333	$1,456,646
Net realized gain (loss) on investments and foreign currency related transactions	11,981,675	(395,006)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	9,075,909	21,235,219
Net increase in net assets resulting from operations	21,847,917	22,296,859
Distributions to shareholders:	–	(7,884,333)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,384,990	192,349,071
Reinvestment of distributions	–	7,884,333
Cost of shares reacquired	(26,843,240)	(156,724,660)
Net increase (decrease) in net assets resulting from capital share transactions	(25,458,250)	43,508,744
Net increase (decrease) in net assets	(3,610,333)	57,921,270
NET ASSETS:
Beginning of period	$231,521,610	$173,600,340
End of period	$227,911,277	$231,521,610

6	See Notes to Financial Statements.

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7

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2024(c)	$16.79	$0.06	$ 1.58		$ 1.64	$ –	$ –	$ –
12/31/2023	15.16	0.11	2.11		2.22	(0.10)	(0.49)	(0.59)
12/31/2022	20.11	0.18	(2.62)		(2.44)	(0.19)	(2.32)	(2.51)
12/31/2021	16.61	0.15	4.36		4.51	(0.16)	(0.85)	(1.01)
12/31/2020	16.55	0.22	0.05	(f)	0.27	(0.19)	(0.02)	(0.21)
12/31/2019	14.13	0.21	2.84		3.05	(0.21)	(0.42)	(0.63)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$18.43	9.77	(d)	1.08	(e)	1.18	(e)	0.68	(e)	$227,911	26	(d)
16.79	14.63		1.08		1.20		0.68		231,522	102
15.16	(11.98)		1.08		1.21		1.03		173,600	62
20.11	27.31		1.08		1.17		0.78		315,166	76
16.61	1.77		1.08		1.19		1.48		302,203	130
16.55	21.51		1.11		1.19		1.35		327,999	124

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

10

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

11

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

12

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .64% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $11,452 of fund administration fees during the six months ended June 30, 2024.

For the six months ended June 30, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses) to an annual rate of 1.08%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Fundamental Equity Portfolio	$–	$–	$–	$–	$–

13

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Fundamental Equity Portfolio	$–	$1,296,132	$6,588,201	$–	$7,884,333

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Fundamental Equity Portfolio	$–	$–	$–

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Fundamental Equity Portfolio	$203,475,976	$29,117,478	$(4,190,596)	$24,926,882

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$59,074,948	$82,957,159

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract.

14

Notes to Financial Statements (unaudited)(continued)

The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$934,213	$–	$934,213
Total	$934,213	$–	$934,213

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$934,213	$–	$–	$(934,213)	$–
Total	$934,213	$–	$–	$(934,213)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees.

The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the

15

Notes to Financial Statements (unaudited)(continued)

Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

16

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other preexisting political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset

17

Notes to Financial Statements (unaudited)(concluded)

management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	77,044	12,113,853
Reinvestment of distributions	–	473,041
Shares reacquired	(1,500,077)	(10,244,527)
Increase (decrease)	(1,423,033)	2,342,367

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five- and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized

20

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFFE-PORT-3 (08/24)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund — Growth and Income Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.92%

COMMON STOCKS 98.92%

Aerospace & Defense 2.67%
Lockheed Martin Corp.	10,780	$5,035,338
RTX Corp.	82,940	8,326,347
Total		13,361,685

Banks 6.78%
JPMorgan Chase & Co.	106,110	21,461,809
Wells Fargo & Co.	210,060	12,475,463
Total		33,937,272

Beverages 1.36%
Carlsberg AS Class B(a)	56,560	6,790,251

Biotechnology 3.29%
AbbVie, Inc.	62,520	10,723,430
United Therapeutics Corp.*	18,070	5,756,199
Total		16,479,629

Building Products 4.32%
Allegion PLC (Ireland)(b)	62,040	7,330,026
Builders FirstSource, Inc.*	44,340	6,137,100
Masco Corp.	122,030	8,135,740
Total		21,602,866

Capital Markets 7.73%
Ameriprise Financial, Inc.	15,540	6,638,532
Charles Schwab Corp.	169,310	12,476,454
KKR & Co., Inc.	103,500	10,892,340
Morgan Stanley	89,200	8,669,348
Total		38,676,674

Chemicals 1.55%
Dow, Inc.	146,220	7,756,971

Construction & Engineering 1.70%
EMCOR Group, Inc.	23,250	8,488,110

Construction Materials 1.64%
CRH PLC	109,720	8,226,806
Investments	Shares	Fair Value
Consumer Finance 1.48%
American Express Co.	31,900	$7,386,445

Consumer Staples Distribution & Retail 3.41%
BJ’s Wholesale Club Holdings, Inc.*	87,440	7,680,730
Target Corp.	63,400	9,385,736
Total		17,066,466

Electric: Utilities 3.43%
Entergy Corp.	54,610	5,843,270
FirstEnergy Corp.	152,710	5,844,212
NextEra Energy, Inc.	77,360	5,477,861
Total		17,165,343

Electronic Equipment, Instruments & Components 1.50%
TD SYNNEX Corp.	65,190	7,522,926

Energy Equipment & Services 1.72%
Schlumberger NV	182,200	8,596,196

Financial Services 1.79%
Fiserv, Inc.*	60,280	8,984,131

Health Care Equipment & Supplies 1.47%
Becton Dickinson & Co.	31,580	7,380,562

Health Care Providers & Services 7.08%
Labcorp Holdings, Inc.	45,230	9,204,757
McKesson Corp.	15,960	9,321,278
Molina Healthcare, Inc.*	21,190	6,299,787
UnitedHealth Group, Inc.	20,840	10,612,979
Total		35,438,801

Household Products 0.98%
Procter & Gamble Co.	29,830	4,919,564

Industrial REITS 0.76%
Prologis, Inc.	33,720	3,787,093

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Insurance 6.56%
Allstate Corp.	53,920	$8,608,867
Arch Capital Group Ltd.*	83,820	8,456,600
Arthur J Gallagher & Co.	30,780	7,981,562
RenaissanceRe Holdings Ltd.	34,960	7,813,909
Total		32,860,938

Interactive Media & Services 3.24%
Alphabet, Inc. Class A	89,000	16,211,350

Life Sciences Tools & Services 1.48%
Thermo Fisher Scientific, Inc.	13,360	7,388,080

Machinery 3.50%
Cummins, Inc.	30,690	8,498,982
Parker-Hannifin Corp.	17,810	9,008,476
Total		17,507,458

Media 1.84%
Comcast Corp. Class A	235,270	9,213,173

Metals & Mining 0.93%
Reliance, Inc.	16,310	4,658,136

Oil, Gas & Consumable Fuels 7.43%
Chesapeake Energy Corp.	119,360	9,810,198
Diamondback Energy, Inc.	68,260	13,664,970
Shell PLC ADR	190,210	13,729,358
Total		37,204,526

Real Estate Management & Development 1.44%
CBRE Group, Inc. Class A*	80,700	7,191,177

Residential REITS 0.92%
American Homes 4 Rent Class A	124,040	4,609,326
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 3.73%
KLA Corp.	8,270	$6,818,698
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	68,100	11,836,461
Total		18,655,159

Software 4.05%
Adobe, Inc.*	16,450	9,138,633
Microsoft Corp.	24,930	11,142,464
Total		20,281,097

Specialty Retail 4.78%
AutoZone, Inc.*	1,720	5,098,252
Best Buy Co., Inc.	103,430	8,718,114
Lowe’s Cos., Inc.	33,830	7,458,162
Valvoline, Inc.*	61,460	2,655,072
Total		23,929,600

Technology Hardware, Storage & Peripherals 2.28%
NetApp, Inc.	88,770	11,433,576

Trading Companies & Distributors 2.08%
AerCap Holdings NV (Ireland)(b)	111,580	10,399,256
Total Common Stocks (cost $365,424,661)		495,110,643

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.05%

Repurchase Agreements 1.05%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $5,746,700 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $5,350,072; proceeds: $5,246,240 (cost $5,245,016)	$5,245,016	$5,245,016
Total Investments in Securities 99.97% (cost $370,669,677)		500,355,659
Other Assets and Liabilities – Net 0.03%		131,320
Net Assets 100.00%		$500,486,979

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$6,790,251	$–	$6,790,251
Remaining Industries	488,320,392	–	–	488,320,392
Short-Term Investments
Repurchase Agreements	–	5,245,016	–	5,245,016
Total	$488,320,392	$12,035,267	$–	$500,355,659

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $370,669,677)	$500,355,659
Cash	18
Receivables:
Capital shares sold	1,458,896
Interest and dividends	380,005
Securities lending income	247
Prepaid expenses and other assets	240
Total assets	502,195,065
LIABILITIES:
Payables:
Transfer agent fees	836,155
Capital shares reacquired	454,835
Management fee	205,436
Directors’ fees	108,288
Fund administration	16,435
Foreign currency overdraft (cost $3)	3
Accrued expenses	86,934
Total liabilities	1,708,086
NET ASSETS	$500,486,979
COMPOSITION OF NET ASSETS:
Paid-in capital	$353,732,228
Total distributable earnings (loss)	146,754,751
Net Assets	$500,486,979
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	12,511,749
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$40.00

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $50,567)	$4,454,319
Securities lending net income	3,487
Interest and other	42,291
Total investment income	4,500,097
Expenses:
Management fee	1,253,678
Non 12b-1 service fees	627,117
Shareholder servicing	250,576
Fund administration	100,294
Reports to shareholders	28,547
Professional	24,596
Directors’ fees	8,965
Custody	4,352
Other	32,653
Gross expenses	2,330,778
Fees waived and expenses reimbursed (See Note 3)	(4,352)
Net expenses	2,326,426
Net investment income	2,173,671
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	18,234,306
Net realized gain (loss) on foreign currency related transactions	(713)
Net change in unrealized appreciation/depreciation on investments	31,943,569
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,330)
Net realized and unrealized gain (loss)	50,175,832
Net Increase in Net Assets Resulting From Operations	$52,349,503

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$2,173,671	$4,588,147
Net realized gain (loss) on investments and foreign currency related transactions	18,233,593	6,045,688
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	31,942,239	48,597,772
Net increase in net assets resulting from operations	52,349,503	59,231,607
Distributions to shareholders:	–	(14,082,440)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	6,519,237	12,759,573
Reinvestment of distributions	–	14,082,440
Cost of shares reacquired	(50,027,177)	(66,604,615)
Net decrease in net assets resulting from capital share transactions	(43,507,940)	(39,762,602)
Net increase in net assets	8,841,563	5,386,565
NET ASSETS:
Beginning of period	$491,645,416	$486,258,851
End of period	$500,486,979	$491,645,416

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2024(c)	$36.06	$0.17	$ 3.77	$ 3.94	$ –	$ –	$ –
12/31/2023	32.80	0.33	3.98	4.31	(0.33)	(0.72)	(1.05)
12/31/2022	40.04	0.48	(4.29)	(3.81)	(0.48)	(2.95)	(3.43)
12/31/2021	34.94	0.41	9.63	10.04	(0.44)	(4.50)	(4.94)
12/31/2020	34.57	0.53	0.39	0.92	(0.55)	–	(0.55)
12/31/2019	30.65	0.55	6.31	6.86	(0.58)	(2.36)	(2.94)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$40.00	10.93 (d)	0.93	(e)	0.93	(e)	0.87	(e)	$500,487	13	(d)
36.06	13.19	0.92		0.93		0.96		491,645	28
32.80	(9.44)	0.93		0.94		1.31		486,259	36
40.04	29.02	0.92		0.93		1.03		610,598	66
34.94	2.70	0.94		0.94		1.70		552,858	67
34.57	22.49	0.94		0.94		1.59		581,851	76

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments.

10

Notes to Financial Statements (unaudited)(continued)

The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

11

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

12

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $4,352 of fund administration fees during the six months ended June 30, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth & Income Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth & Income Portfolio	$ –	$5,541,198	$8,541,242	$–	$14,082,440

13

Notes to Financial Statements (unaudited)(continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Growth & Income Portfolio	$–	$–	$–

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Growth & Income Portfolio	$371,331,640	$137,232,580	$(8,208,561)	$129,024,019

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$63,233,298	$10,703,277

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

14

Notes to Financial Statements (unaudited)(continued)

financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$5,245,016	$–	$5,245,016
Total	$5,245,016	$–	$5,245,016

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$5,245,016	$–	$–		$(5,245,016)	$–
Total	$5,245,016	$–	$–		$(5,245,016)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

15

Notes to Financial Statements (unaudited)(continued)

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

16

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development

17

Notes to Financial Statements (unaudited)(concluded)

and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	166,865	379,505
Reinvestment of distributions	–	393,445
Shares reacquired	(1,287,705)	(1,963,239)
Decrease	(1,120,840)	(1,190,289)

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five- and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-3 (08/24)

LORD ABBETT
FINANCIAL
STATEMENTS AND
OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Dividend Growth Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.13%

COMMON STOCKS 99.13%

Aerospace & Defense 1.25%
Northrop Grumman Corp.	5,358	$2,335,820

Banks 5.07%
Bank of America Corp.	123,030	4,892,903
JPMorgan Chase & Co.	22,454	4,541,546
Total		9,434,449

Beverages 1.68%
Coca-Cola Co.	49,041	3,121,460

Biotechnology 2.70%
AbbVie, Inc.	29,359	5,035,656

Capital Markets 7.26%
Ameriprise Financial, Inc.	5,127	2,190,203
Charles Schwab Corp.	46,991	3,462,767
Evercore, Inc. Class A	8,664	1,805,838
Morgan Stanley	34,997	3,401,358
S&P Global, Inc.	5,939	2,648,794
Total		13,508,960

Chemicals 0.98%
Sherwin-Williams Co.	6,104	1,821,617

Construction Materials 1.91%
CRH PLC	47,336	3,549,253

Consumer Staples Distribution & Retail 3.84%
Costco Wholesale Corp.	3,281	2,788,817
Walmart, Inc.	64,337	4,356,259
Total		7,145,076

Electric: Utilities 2.13%
NextEra Energy, Inc.	56,008	3,965,927

Electrical Equipment 1.36%
Eaton Corp. PLC	8,069	2,530,035

Financial Services 3.20%
Jack Henry & Associates, Inc.	7,799	1,294,790
Mastercard, Inc. Class A	10,562	4,659,532
Total		5,954,322
Investments	Shares	Fair Value
Ground Transportation 2.02%
Union Pacific Corp.	16,653	$3,767,908

Health Care Equipment & Supplies 1.63%
Abbott Laboratories	29,213	3,035,523

Health Care Providers & Services 3.03%
UnitedHealth Group, Inc.	11,084	5,644,638

Hotels, Restaurants & Leisure 1.23%
McDonald’s Corp.	9,014	2,297,128

Information Technology Services 1.68%
Accenture PLC Class A (Ireland)(a)	10,290	3,122,089

Insurance 3.60%
Allstate Corp.	9,025	1,440,932
Arthur J Gallagher & Co.	9,294	2,410,027
Chubb Ltd. (Switzerland)(a)	11,218	2,861,487
Total		6,712,446

Life Sciences Tools & Services 2.29%
Danaher Corp.	10,930	2,730,861
West Pharmaceutical Services, Inc.	4,662	1,535,616
Total		4,266,477

Machinery 1.99%
Parker-Hannifin Corp.	7,320	3,702,529

Media 1.59%
Comcast Corp. Class A	75,421	2,953,486

Metals & Mining 1.61%
Reliance, Inc.	6,657	1,901,239
Steel Dynamics, Inc.	8,472	1,097,124
Total		2,998,363

Multi-Utilities 1.43%
CMS Energy Corp.	44,776	2,665,515

Oil, Gas & Consumable Fuels 4.55%
Exxon Mobil Corp.	64,239	7,395,193
Marathon Petroleum Corp.	6,187	1,073,321
Total		8,468,514

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Pharmaceuticals 2.95%
Eli Lilly & Co.	6,063	$5,489,319

Professional Services 0.53%
Verisk Analytics, Inc.	3,666	988,170

Semiconductors & Semiconductor Equipment 14.96%
Analog Devices, Inc.	15,323	3,497,628
Broadcom, Inc.	2,741	4,400,758
Lam Research Corp.	3,233	3,442,660
NVIDIA Corp.	107,025	13,221,868
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,953	3,294,221
Total		27,857,135

Software 13.10%
Microsoft Corp.	39,972	17,865,485
Oracle Corp.	20,209	2,853,511
Roper Technologies, Inc.	6,497	3,662,099
Total		24,381,095

Specialty Retail 4.39%
Home Depot, Inc.	5,574	1,918,793
Lowe’s Cos., Inc.	11,467	2,528,015
TJX Cos., Inc.	33,788	3,720,059
Total		8,166,867

Technology Hardware, Storage & Peripherals 3.18%
Apple, Inc.	28,078	5,913,788

Tobacco 1.99%
Philip Morris International, Inc.	36,494	3,697,937
Total Common Stocks (cost $139,132,993)		184,531,502
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.73%

Repurchase Agreements 0.73%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $1,370,000 of U.S. Treasury Note at 4.875% due 04/30/2026; value: $1,382,810; proceeds: $1,355,878 (cost $1,355,562)	$1,355,562	$1,355,562
Total Investments in Securities 99.86% (cost $140,488,555)		185,887,064
Other Assets and Liabilities – Net 0.14%		262,066
Net Assets 100.00%		$186,149,130

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$184,531,502	$–	$–	$184,531,502
Short-Term Investments
Repurchase Agreements	–	1,355,562	–	1,355,562
Total	$184,531,502	$1,355,562	$–	$185,887,064

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $140,488,555)	$185,887,064
Cash	1
Foreign cash, at value (cost $31)	31
Receivables:
Investment securities sold	770,183
Interest and dividends	140,048
Capital shares sold	14,900
Prepaid expenses	112
Total assets	186,812,339
LIABILITIES:
Payables:
Transfer agent fees	354,474
Capital shares reacquired	146,859
Management fee	83,689
Directors’ fees	19,752
Fund administration	6,087
Accrued expenses	52,348
Total liabilities	663,209
NET ASSETS	$186,149,130
COMPOSITION OF NET ASSETS:
Paid-in capital	$136,336,794
Total distributable earnings (loss)	49,812,336
Net Assets	$186,149,130
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,069,081
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.49

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $4,389)	$1,406,296
Interest and other	28,740
Total investment income	1,435,036
Expenses:
Management fee	501,108
Non 12b-1 service fees	227,910
Shareholder servicing	91,038
Fund administration	36,444
Professional	23,507
Reports to shareholders	4,729
Directors’ fees	3,489
Custody	1,962
Other	13,350
Gross expenses	903,537
Fees waived and expenses reimbursed (See Note 3)	(1,962)
Net expenses	901,575
Net investment income	533,461
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	3,519,627
Net realized gain (loss) on foreign currency related transactions	147
Net change in unrealized appreciation/depreciation on investments	19,933,944
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(868)
Net realized and unrealized gain (loss)	23,452,850
Net Increase in Net Assets Resulting From Operations	$23,986,311

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$533,461	$1,286,156
Net realized gain (loss) on investments	3,519,774	9,368,727
Net change in unrealized appreciation/depreciation on investments	19,933,076	13,919,016
Net increase in net assets resulting from operations	23,986,311	24,573,899
Distributions to shareholders:	–	(11,034,261)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	5,139,665	37,440,054
Reinvestment of distributions	–	11,034,261
Cost of shares reacquired	(22,018,518)	(42,960,454)
Net increase (decrease) in net assets resulting from capital share transactions	(16,878,853)	5,513,861
Net increase in net assets	7,107,458	19,053,499
NET ASSETS:
Beginning of period	$179,041,672	$159,988,173
End of period	$186,149,130	$179,041,672

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2024(c)	$16.21	$0.05	$ 2.23	$ 2.28	$–	$–	$–
12/31/2023	14.86	0.12	2.29	2.41	(0.13)	(0.93)	(1.06)
12/31/2022	20.27	0.15	(2.91)	(2.76)	(0.15)	(2.50)	(2.65)
12/31/2021	17.93	0.15	4.38	4.53	(0.15)	(2.04)	(2.19)
12/31/2020	15.96	0.16	2.28	2.44	(0.16)	(0.31)	(0.47)
12/31/2019	13.48	0.24	3.31	3.55	(0.25)	(0.82)	(1.07)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$18.49	14.07	(d)	0.99	(e)	0.99	(e)	0.59	(e)	$186,149	15	(d)
16.21	16.33		0.99		1.00		0.76		179,042	47
14.86	(13.55)		0.99		1.01		0.86		159,988	56
20.27	25.62		0.99		1.01		0.75		220,150	44
17.93	15.42		0.99		1.02		1.01		188,797	64
15.96	26.45		0.96		1.10		1.58		182,728	61

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

10

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

11

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $1,962 of fund administration fees during the six months ended June 30, 2024.

For the six month ended June 30, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses) to an annual rate of .99%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

13

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Dividend Growth Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Dividend Growth Portfolio	$ –	$1,378,312	$9,655,949	$ –	$11,034,261

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Dividend Growth Portfolio	$ –	$ –	$ –

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Dividend Growth Portfolio	$141,369,487	$46,017,889	$(1,500,313)	$44,517,576

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$26,432,844	$39,459,894

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

14

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,355,562	$–	$1,355,562
Total	$1,355,562	$–	$1,355,562

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,355,562	$–	$–	$(1,355,562)	$–
Total	$1,355,562	$–	$–	$(1,355,562)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds

15

Notes to Financial Statements (unaudited)(continued)

were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to

16

Notes to Financial Statements (unaudited)(continued)

cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be

17

Notes to Financial Statements (unaudited)(concluded)

able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	294,624	2,390,678
Reinvestment of distributions	–	684,422
Shares reacquired	(1,271,359)	(2,797,729)
Increase (decrease)	(976,735)	277,371

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods and below the median of the performance peer group for the three- and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Dividend Growth Portfolio	SFCS-PORT-3 (08/24)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Growth Opportunities Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.61%

COMMON STOCKS 98.61%

Aerospace & Defense 4.09%
Axon Enterprise, Inc.*	2,862	$842,115
HEICO Corp.	3,670	820,649
TransDigm Group, Inc.	1,355	1,731,161
Total		3,393,925

Biotechnology 6.99%
Arcellx, Inc.*	7,370	406,750
Blueprint Medicines Corp.*	7,412	798,865
Insmed, Inc.*	9,606	643,602
Krystal Biotech, Inc.*	4,899	899,652
Natera, Inc.*	17,091	1,850,785
Neurocrine Biosciences, Inc.*	4,814	662,744
SpringWorks Therapeutics, Inc.*	14,188	534,462
Total		5,796,860

Broadline Retail 3.00%
Coupang, Inc.*	53,031	1,111,000
MercadoLibre, Inc. (Uruguay)*(a)	836	1,373,882
Total		2,484,882

Building Products 3.05%
Advanced Drainage Systems, Inc.	3,842	616,218
Lennox International, Inc.	1,679	898,232
Trex Co., Inc.*	13,690	1,014,703
Total		2,529,153

Capital Markets 4.71%
ARES Management Corp. Class A	10,889	1,451,286
Coinbase Global, Inc. Class A*	5,194	1,154,263
Tradeweb Markets, Inc. Class A	12,282	1,301,892
Total		3,907,441

Commercial Services & Supplies 0.97%
Tetra Tech, Inc.	3,926	802,788

Communications Equipment 2.27%
Arista Networks, Inc.*	5,366	1,880,676
Investments	Shares	Fair Value
Construction & Engineering 4.73%
Comfort Systems USA, Inc.	3,747	$1,139,538
EMCOR Group, Inc.	4,080	1,489,526
Quanta Services, Inc.	5,092	1,293,826
Total		3,922,890

Consumer Staples Distribution & Retail 1.04%
Maplebear, Inc.*	26,902	864,630

Electrical Equipment 2.11%
Vertiv Holdings Co. Class A	20,236	1,751,830

Electronic Equipment, Instruments & Components 0.97%
Fabrinet (Thailand)*(a)	3,302	808,297

Entertainment 3.00%
Spotify Technology SA (Sweden)*(a)	7,915	2,483,648

Financial Services 3.00%
Apollo Global Management, Inc.	12,754	1,505,865
Toast, Inc. Class A*	38,039	980,265
Total		2,486,130

Ground Transportation 1.61%
Lyft, Inc. Class A*	60,449	852,331
Saia, Inc.*	1,009	478,558
Total		1,330,889

Health Care Equipment & Supplies 4.24%
Dexcom, Inc.*	7,202	816,563
Glaukos Corp.*	9,105	1,077,576
RxSight, Inc.*	16,194	974,393
TransMedics Group, Inc.*	4,316	650,076
Total		3,518,608

Hotels, Restaurants & Leisure 9.65%
Cava Group, Inc.*	18,249	1,692,595
Chipotle Mexican Grill, Inc.*	30,400	1,904,560
DoorDash, Inc. Class A*	10,742	1,168,515
DraftKings, Inc. Class A*	23,065	880,391
Royal Caribbean Cruises Ltd.*	7,226	1,152,041
Wingstop, Inc.	2,843	1,201,622
Total		7,999,724

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Information Technology Services 0.80%
Shopify, Inc. Class A (Canada)*(a)	10,012	$661,293

Interactive Media & Services 3.45%
Pinterest, Inc. Class A*	43,458	1,915,194
Reddit, Inc. Class A*(b)	14,788	944,805
Total		2,859,999

Life Sciences Tools & Services 0.66%
Bio-Techne Corp.	7,584	543,394

Media 2.36%
Trade Desk, Inc. Class A*	20,058	1,959,065

Professional Services 1.35%
Booz Allen Hamilton Holding Corp.	7,292	1,122,239

Real Estate Management & Development 1.01%
CoStar Group, Inc.*	11,272	835,706

Semiconductors & Semiconductor Equipment 7.24%
Camtek Ltd. (Israel)(a)	5,282	661,518
Entegris, Inc.	9,624	1,303,089
KLA Corp.	1,174	967,975
Monolithic Power Systems, Inc.	2,531	2,079,672
Onto Innovation, Inc.*	4,523	993,070
Total		6,005,324

Software 20.03%
AppLovin Corp. Class A*	18,318	1,524,424
Cadence Design Systems, Inc.*	3,451	1,062,045
Crowdstrike Holdings, Inc. Class A*	6,410	2,456,248
CyberArk Software Ltd. (Israel)*(a)	8,234	2,251,340
Datadog, Inc. Class A*	14,959	1,940,033
Guidewire Software, Inc.*	4,649	641,050
HubSpot, Inc.*	3,273	1,930,383
Monday.com Ltd. (Israel)*(a)	5,587	1,345,126
Palantir Technologies, Inc. Class A*	48,857	1,237,548
Samsara, Inc. Class A*	14,184	478,001
Investments	Shares	Fair Value
Software (continued)
Synopsys, Inc.*	1,135	$675,393
Zscaler, Inc.*	5,556	1,067,808
Total		16,609,399

Specialty Retail 2.06%
Carvana Co.*	5,270	678,354
Ross Stores, Inc.	7,102	1,032,063
Total		1,710,417

Technology Hardware, Storage & Peripherals 1.35%
Super Micro Computer, Inc.*	1,370	1,122,509

Textiles, Apparel & Luxury Goods 2.87%
Birkenstock Holding PLC (United Kingdom)*(a)(b)	10,480	570,217
Deckers Outdoor Corp.*	1,068	1,033,770
On Holding AG Class A (Switzerland)*(a)	19,891	771,771
Total		2,375,758
Total Common Stocks (cost $67,288,832)		81,767,474

	Principal Amount

SHORT-TERM INVESTMENTS 3.22%

Repurchase Agreements 1.66%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $1,393,800 of U.S. Treasury Note at 4.875% due 04/30/2026; value: $1,406,792; proceeds: $1,379,472 (cost $1,379,150)	$1,379,150	1,379,150

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

Investments	Shares	Fair Value
Money Market Funds 1.40%
Fidelity Government Portfolio(c) (cost $1,163,790)	1,163,790	$1,163,790

Time Deposits 0.16%
CitiBank N.A.(c) (cost $129,310)	129,310	129,310
Total Short-Term Investments (cost $2,672,250)		2,672,250
Total Investments in Securities 101.83% (cost $69,961,082)		84,439,724
Other Assets and Liabilities – Net (1.83)%		(1,516,978)
Net Assets 100.00%		$82,922,746

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$81,767,474	$–	$–	$81,767,474
Short-Term Investments
Repurchase Agreements	–	1,379,150	–	1,379,150
Money Market Funds	1,163,790	–	–	1,163,790
Time Deposits	–	129,310	–	129,310
Total	$82,931,264	$1,508,460	$–	$84,439,724

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value including $1,270,136 of securities loaned (cost $69,961,082)	$84,439,724
Receivables:
Interest and dividends	5,417
Capital shares sold	945
Securities lending income	24
Prepaid expenses	48
Total assets	84,446,158
LIABILITIES:
Payables:
Collateral due to broker for securities lending	1,293,100
Transfer agent fees	76,114
Management fee	44,033
Capital shares reacquired	38,941
Directors’ fees	14,269
Fund administration	2,710
Accrued expenses	54,245
Total liabilities	1,523,412
NET ASSETS	$82,922,746
COMPOSITION OF NET ASSETS:
Paid-in capital	$78,351,468
Total distributable earnings (loss)	4,571,278
Net Assets	$82,922,746
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	8,246,323
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.06

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends	$81,097
Securities lending net income	2,081
Interest and other	24,593
Total investment income	107,771
Expenses:
Management fee	273,335
Non 12b-1 service fees	105,101
Shareholder servicing	42,122
Professional	20,842
Fund administration	16,821
Custody	4,242
Reports to shareholders	3,817
Directors’ fees	1,666
Other	7,592
Gross expenses	475,538
Fees waived and expenses reimbursed (See Note 3)	(4,242)
Net expenses	471,296
Net investment loss	(363,525)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	3,104,595
Net change in unrealized appreciation/depreciation on investments	7,271,088
Net realized and unrealized gain (loss)	10,375,683
Net Increase in Net Assets Resulting From Operations	$10,012,158

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment loss	$(363,525)	$(487,462)
Net realized gain (loss) on investments, future contracts and foreign currency related transactions	3,104,595	(1,923,791)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	7,271,088	6,212,117
Net increase in net assets resulting from operations	10,012,158	3,800,864
Capital share transactions (See Note 13):
Net proceeds from sales of shares	5,097,946	77,264,187
Cost of shares reacquired	(11,893,894)	(50,564,703)
Net increase (decrease) in net assets resulting from capital share transactions	(6,795,948)	26,699,484
Net increase in net assets	3,216,210	30,500,348
NET ASSETS:
Beginning of period	$79,706,536	$49,206,188
End of period	$82,922,746	$79,706,536

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2024(c)	$ 8.92	$(0.04)	$ 1.18	$ 1.14	$ –	$10.06
12/31/2023	8.06	(0.07)	0.93	0.86	–	8.92
12/31/2022	13.69	(0.06)	(4.24)	(4.30)	(1.33)	8.06
12/31/2021	16.44	(0.14)	1.18	1.04	(3.79)	13.69
12/31/2020	13.02	(0.10)	5.24	5.14	(1.72)	16.44
12/31/2019	10.48	(0.03)	3.82	3.79	(1.25)	13.02

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
12.78	(d)	1.12	(e)	1.13	(e)	(0.86	)(e)	$82,923	56	(d)
10.67		1.16		1.16		(0.80)		79,707	214
(32.53)		1.25		1.26		(0.61)		49,206	121
6.46		1.20		1.26		(0.85)		93,787	58
39.38		1.25		1.25		(0.72)		128,861	88
36.37		1.22		1.27		(0.27)		124,945	45

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The Fund is a investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

10

Notes to Financial Statements (unaudited)(continued)

values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

11

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

12

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .65% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $4,242 of fund administration fees during the six months ended June 30, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth Opportunities Portfolio	$–	$–	$–	$–	$–

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth Opportunities Portfolio	$–	$–	$–	$–	$–

13

Notes to Financial Statements (unaudited)(continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Growth Opportunities Portfolio	$(11,781,009)	$–	$(11,781,009)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Growth Opportunities Portfolio	$70,811,916	$15,121,523	$(1,493,715)	$13,627,808

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$45,852,125	$53,117,161

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in

14

Notes to Financial Statements (unaudited)(continued)

an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,379,150	$–	$1,379,150
Total	$1,379,150	$–	$1,379,150

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,379,150	$–	$–	$(1,379,150)	$–
Total	$1,379,150	$–	$–	$(1,379,150)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third

15

Notes to Financial Statements (unaudited)(continued)

of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

16

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024 the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$1,270,136	$1,293,100

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

17

Notes to Financial Statements (unaudited)(concluded)

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	548,254	8,917,145
Reinvestment of distributions	–	–
Shares reacquired	(1,234,153)	(6,091,688)
Increase (decrease)	(685,899)	2,825,457

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3 (08/24)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Mid Cap Stock Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.41%

COMMON STOCKS 99.41%

Banks 1.55%
East West Bancorp, Inc.	52,980	$3,879,725

Beverages 1.40%
Carlsberg AS Class B(a)	29,290	3,516,380

Biotechnology 1.34%
United Therapeutics Corp.*	10,560	3,363,888

Building Products 4.60%
Allegion PLC (Ireland)(b)	36,150	4,271,122
Builders FirstSource, Inc.*	22,800	3,155,748
Masco Corp.	61,400	4,093,538
Total		11,520,408

Capital Markets 5.54%
Ameriprise Financial, Inc.	10,450	4,464,135
KKR & Co., Inc.	43,790	4,608,460
Moelis & Co. Class A	84,660	4,813,768
Total		13,886,363

Chemicals 4.26%
Avient Corp.	85,260	3,721,599
Dow, Inc.	59,040	3,132,072
HB Fuller Co.	49,620	3,818,755
Total		10,672,426

Communications Equipment 1.08%
F5, Inc.*	15,730	2,709,178

Construction & Engineering 1.57%
EMCOR Group, Inc.	10,770	3,931,912

Construction Materials 2.40%
CRH PLC	47,880	3,590,043
Eagle Materials, Inc.	11,140	2,422,504
Total		6,012,547

Consumer Staples Distribution & Retail 3.55%
BJ’s Wholesale Club Holdings, Inc.*	46,340	4,070,506
Target Corp.	32,650	4,833,506
Total		8,904,012
Investments	Shares	Fair Value
Electric: Utilities 4.98%
Entergy Corp.	40,770	$4,362,390
FirstEnergy Corp.	113,450	4,341,731
Portland General Electric Co.	87,699	3,792,105
Total		12,496,226

Electronic Equipment, Instruments & Components 6.51%
Belden, Inc.	33,140	3,108,532
Crane NXT Co.	43,930	2,698,181
Keysight Technologies, Inc.*	26,210	3,584,217
Littelfuse, Inc.	11,250	2,875,387
TD SYNNEX Corp.	35,050	4,044,770
Total		16,311,087

Energy Equipment & Services 1.07%
Liberty Energy, Inc.	128,600	2,686,454

Ground Transportation 2.94%
Landstar System, Inc.	19,320	3,564,154
Saia, Inc.*	8,050	3,818,034
Total		7,382,188

Health Care Equipment & Supplies 1.24%
Integra LifeSciences Holdings Corp.*	106,380	3,099,913

Health Care Providers & Services 7.45%
Cencora, Inc.	23,120	5,208,936
Labcorp Holdings, Inc.	25,820	5,254,628
Molina Healthcare, Inc.*	13,510	4,016,523
Tenet Healthcare Corp.*	31,550	4,197,097
Total		18,677,184

Insurance 11.08%
Allstate Corp.	24,150	3,855,789
American Financial Group, Inc.	29,590	3,640,162
Arch Capital Group Ltd.*	44,710	4,510,792
Arthur J Gallagher & Co.	13,080	3,391,775
Kemper Corp.	80,410	4,770,725
RenaissanceRe Holdings Ltd.	17,580	3,929,306
White Mountains Insurance Group Ltd.	2,030	3,689,423
Total		27,787,972

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Leisure Products 0.92%
Brunswick Corp.	31,710	$2,307,537

Machinery 4.93%
Crane Co.	17,760	2,574,845
Cummins, Inc.	15,501	4,292,692
Parker-Hannifin Corp.	10,840	5,482,980
Total		12,350,517

Media 1.02%
Nexstar Media Group, Inc.	15,470	2,568,175

Multi-Utilities 1.48%
CMS Energy Corp.	62,190	3,702,171

Oil, Gas & Consumable Fuels 5.96%
Chesapeake Energy Corp.(c)	58,260	4,788,389
Devon Energy Corp.	107,210	5,081,754
Permian Resources Corp.	314,240	5,074,976
Total		14,945,119

Professional Services 6.10%
CACI International, Inc. Class A*	10,730	4,615,295
Maximus, Inc.	47,210	4,045,897
Paylocity Holding Corp.*	19,020	2,507,787
WNS Holdings Ltd. (India)*(b)	78,780	4,135,950
Total		15,304,929

Real Estate Management & Development 1.70%
CBRE Group, Inc. Class A*	47,880	4,266,587

Residential REITS 1.15%
American Homes 4 Rent Class A	77,750	2,889,190

Semiconductors & Semiconductor Equipment 3.68%
Silicon Motion Technology Corp. ADR	57,697	4,672,880
Teradyne, Inc.	30,620	4,540,640
Total		9,213,520
Investments	Shares	Fair Value
Software 1.03%
Aspen Technology, Inc.*	12,990	$2,580,204

Specialty Retail 3.23%
Academy Sports & Outdoors, Inc.	68,120	3,627,390
Best Buy Co., Inc.	53,090	4,474,956
Total		8,102,346

Technology Hardware, Storage & Peripherals 2.48%
NetApp, Inc.	48,210	6,209,448

Trading Companies & Distributors 3.17%
AerCap Holdings NV (Ireland)(b)	56,650	5,279,780
Core & Main, Inc. Class A*	54,680	2,676,039
Total		7,955,819
Total Common Stocks (cost $205,862,246)		249,233,425

	Principal Amount

SHORT-TERM INVESTMENTS 2.70%

Repurchase Agreements 0.76%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $1,932,800 of U.S. Treasury Note at 4.875% due 04/30/2026; value: $1,950,868; proceeds: $1,912,881 (cost $1,912,435)	$1,912,435	1,912,435

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.74%
Fidelity Government Portfolio(d) (cost $4,360,230)	4,360,230	$4,360,230

TIME DEPOSITS 0.20%
CitiBank N.A.(d) (cost $484,470)	484,470	484,470
Total Short-Term Investments (cost $6,757,135)		6,757,135
Total Investments in Securities 102.11% (cost $212,619,381)		255,990,560
Other Assets and Liabilities – Net (2.11)%		(5,284,916)
Net Assets 100.00%		$250,705,644

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,516,380	$–	$3,516,380
Remaining Industries	245,717,045	–	–	245,717,045
Short-Term Investments
Repurchase Agreements	–	1,912,435	–	1,912,435
Money Market Funds	4,360,230	–	–	4,360,230
Time Deposits	–	484,470	–	484,470
Total	$250,077,275	$5,913,285	$–	$255,990,560

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value including $4,740,308 of securities loaned (cost $212,619,381)	$255,990,560
Cash	4
Foreign cash, at value (cost $2)	2
Receivables:
Capital shares sold	289,458
Interest and dividends	193,458
Securities lending income	1,165
Prepaid expenses	130
Total assets	256,474,777
LIABILITIES:
Payables:
Collateral due to broker for securities lending	4,844,700
Transfer agent fees	544,706
Management fee	151,041
Capital shares reacquired	88,179
Directors’ fees	53,395
Fund administration	8,286
Accrued expenses	78,826
Total liabilities	5,769,133
NET ASSETS	$250,705,644
COMPOSITION OF NET ASSETS:
Paid-in capital	$189,495,998
Total distributable earnings (loss)	61,209,646
Net Assets	$250,705,644
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	9,106,811
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$27.53

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $17,537)	$2,130,081
Securities lending net income	3,362
Interest and other	35,597
Total investment income	2,169,040
Expenses:
Management fee	921,232
Non 12b-1 service fees	316,182
Shareholder servicing	88,482
Fund administration	50,571
Professional	23,210
Reports to shareholders	13,323
Directors’ fees	4,608
Custody	2,665
Other	16,685
Gross expenses	1,436,958
Fees waived and expenses reimbursed (See Note 3)	(2,665)
Net expenses	1,434,293
Net investment income	734,747
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	16,577,045
Net realized gain (loss) on foreign currency related transactions	(330)
Net change in unrealized appreciation/depreciation on investments	(812,044)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,189)
Net realized and unrealized gain (loss)	15,763,482
Net Increase in Net Assets Resulting From Operations	$16,498,229

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$734,747	$1,520,793
Net realized gain (loss) on investments and foreign currency related transactions	16,576,715	5,813,108
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(813,233)	26,120,984
Net increase in net assets resulting from operations	16,498,229	33,454,885
Distributions to shareholders:	–	(7,861,864)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	4,109,241	16,388,122
Reinvestment of distributions	–	7,861,864
Cost of shares reacquired	(17,153,905)	(35,526,082)
Net decrease in net assets resulting from capital share transactions	(13,044,664)	(11,276,096)
Net increase in net assets	3,453,565	14,316,925
NET ASSETS:
Beginning of period	$247,252,079	$232,935,154
End of period	$250,705,644	$247,252,079

6	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2024(c)	$25.79	$0.08	$ 1.66	$ 1.74	$ –	$ –	$ –
12/31/2023	23.09	0.16	3.38	3.54	(0.12)	(0.72)	(0.84)
12/31/2022	28.02	0.24	(3.39)	(3.15)	(0.21)	(1.57)	(1.78)
12/31/2021	24.09	0.17	6.67	6.84	(0.17)	(2.74)	(2.91)
12/31/2020	23.74	0.23	0.36	0.59	(0.24)	–	(0.24)
12/31/2019	19.87	0.21	4.27	4.48	(0.21)	(0.40)	(0.61)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$27.53	6.75	(d)	1.13	(e)	1.14	(e)	0.58	(e)	$250,706	27	(d)
25.79	15.42		1.15		1.15		0.65		247,252	44
23.09	(11.21)		1.15		1.16		0.94		232,935	36
28.02	28.70		1.13		1.14		0.59		294,089	60
24.09	2.50		1.17		1.18		1.11		254,286	67
23.74	22.64		1.17		1.17		0.91		271,120	79

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments;

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $2,665 of fund administration fees during the six months ended June 30, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require

Notes to Financial Statements (unaudited)(continued)

reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Mid Cap Stock Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Mid Cap Stock Portfolio	$ –	$1,094,054	$6,767,810	$ –	$7,861,864

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Mid Cap Stock Portfolio	$ –	$ –	$ –

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Mid Cap Stock Portfolio	$212,674,918	$49,074,637	$(5,758,995)	$43,315,642

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$69,229,538	$79,735,392

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,912,435	$–	$1,912,435
Total	$1,912,435	$–	$1,912,435

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,912,435	$–	$–	$(1,912,435)	$–
Total	$1,912,435	$–	$–	$(1,912,435)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to

Notes to Financial Statements (unaudited)(continued)

graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent

Notes to Financial Statements (unaudited)(continued)

at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024 the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$4,740,308	$4,844,700

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., war terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objectives.

Notes to Financial Statements (unaudited)(concluded)

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invest and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund's investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund's holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	150,408	677,785
Reinvestment of distributions	–	308,333
Shares reacquired	(630,072)	(1,489,578)
Decrease	(479,664)	(503,460)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five- and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance and changes to the Fund’s portfolio management team. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rate of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that although the Fund’s net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee rate was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	LASFMCV-3 (08/24)

LORD ABBETT
FINANCIAL
STATEMENTS AND
OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Total Return Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

25	Statement of Assets and Liabilities (Item 7)

26	Statement of Operations (Item 7)

27	Statements of Changes in Net Assets (Item 7)

28	Financial Highlights (Item 7)

30	Notes to Financial Statements (Item 7)

45	Changes in and Disagreements with Accountants (Item 8)

45	Proxy Disclosures (Item 9)

45	Remuneration Paid to Directors, Officers, and Others (Item 10)

45	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 112.13%

ASSET-BACKED SECURITIES 18.42%

Automobiles 6.00%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$1,640,000	$1,644,121
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	1,225,000	1,229,477
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,111,999
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,215,903
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	1,272,335	1,251,025
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	2,675,000	2,675,094
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	3,575,000	3,598,874
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,680,337
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	2,380,000	2,394,458
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	883,101
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	1,375,421	1,368,490
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	2,439,563	2,433,743
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	890,000	898,589
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	1,745,000	1,746,269
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	1,300,000	1,298,773
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,324,895
Santander Drive Auto Receivables Trust Series 2020-3 Class D	1.64%	11/16/2026	555,238	550,712
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	2,470,000	2,516,861
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	1,755,000	1,748,359
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	1,655,000	1,680,773
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	1,980,000	1,975,746

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%		6/15/2026	$1,450,000	$1,441,177
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	885,000	884,448
Total					38,553,224

Credit Card 2.55%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	1,380,000	1,407,865
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	9,540,000	9,361,626
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	2,530,000	2,542,513
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	1,150,000	1,154,993
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/17/2031	1,860,000	1,873,065
Total					16,340,062

Other 9.87%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,000,000	1,003,881
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,510,000	2,541,218
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,130,000	1,129,133
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	483,750
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.793% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	1,173,500	1,172,584
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	1,359,529	1,359,002
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.225% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	710,000	721,092
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.325% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	1,330,000	1,379,873
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.863% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	2,080,000	2,089,169
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	7.304% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	1,950,000	1,968,483

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	$1,270,000	$1,271,032
Barings CLO Ltd. Series 2019-3A Class A1R†	6.656% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2031	1,000,000	1,000,592
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†	6.862% (3 mo. USD Term SOFR + 1.53%	)#	7/20/2037	2,780,000	2,779,837
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.738% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2034	1,370,000	1,372,658
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.833% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	576,346	574,905	(a)
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.77% (3 mo. USD Term SOFR + 1.44%	)#	1/14/2032	706,453	706,896
Carlyle U.S. CLO Ltd. Series 2021-1A Class A1†	6.73% (3 mo. USD Term SOFR + 1.40%	)#	4/15/2034	2,860,000	2,866,568
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.325% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	1,100,000	1,117,270
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	1,290,000	1,293,250
CIFC Funding Ltd. Series 2014-5A Class A1R2†	6.779% (3 mo. USD Term SOFR + 1.46%	)#	10/17/2031	604,593	605,129
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050	697,813	654,135
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.322% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035	820,000	831,258
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.683% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033	1,210,000	1,214,590
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2014-19A Class C†	7.671% (3 mo. USD Term SOFR + 2.35%	)#	4/20/2037	940,000	949,162
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.825% (3 mo. USD Term SOFR + 2.50%	)#	1/20/2034	1,430,000	1,440,067
HPEFS Equipment Trust Series 2024-2A Class A3†	5.36%		10/20/2031	1,345,000	1,348,157
Kubota Credit Owner Trust Series 2024-2A Class A3†	5.26%		11/15/2028	2,565,000	2,570,776
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,725,668
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,284,810
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.883% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	1,196,067	1,197,936

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	8.973% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	$960,000	$957,996
Magnetite XXXVIII Ltd. Series 2024-38A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	1,210,000	1,216,315
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.886% (3 mo. USD Term SOFR + 1.56%	)#	4/20/2033	1,134,614	1,134,005
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	313,773	313,571
MF1 LLC Series 2024-FL14 Class A†	7.076% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	1,430,000	1,428,656
Mountain View CLO LLC Series 2017-1A Class AR†	6.679% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029	232,434	232,492
OCP CLO Ltd. Series 2014-7A Class A1RR†	6.706% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2029	551,024	551,634
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	2,745,000	2,476,896
Palmer Square CLO Ltd. Series 2023-1A Class D†	10.625% (3 mo. USD Term SOFR + 5.30%	)#	1/20/2036	750,000	768,829
Palmer Square CLO Ltd. Series 2023-IA Class A1†(b)	6.746% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2037	1,680,000	1,680,000	(a)
Peebles Park CLO Ltd. Series 2024-1A Class B1†	7.304% (3 mo. USD Term SOFR + 2.00%	)#	4/21/2037	990,000	992,495
Rad CLO 24 Ltd. Series 2024-24A Class B†	2.053% (3 mo. USD Term SOFR + 2.00%	)#	7/20/2037	1,190,000	1,189,754
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	7.296% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	1,020,000	1,022,580
RR Ltd. Series 2022-24A Class A2R†	7.729% (3 mo. USD Term SOFR + 2.40%	)#	1/15/2036	1,410,000	1,411,375
SCF Equipment Leasing LLC Series 2019-2A Class C†	3.11%		6/21/2027	196,413	196,042
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,052,363	1,005,860
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.856% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2033	2,004,915	2,008,374
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	696,145	570,495
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	7.22% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	1,610,000	1,614,838
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.575% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	1,180,000	1,182,193

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Voya CLO Ltd. Series 2018-1A Class A2†	6.888% (3 mo. USD Term SOFR + 1.56%	)#	4/19/2031	$800,000	$797,930
Total					63,405,211
Total Asset-Backed Securities (cost $118,874,353)					118,298,497

CORPORATE BONDS 45.22%

Aerospace/Defense 0.37%
Boeing Co.†	6.528%		5/1/2034	943,000	966,020
Boeing Co.†	6.858%		5/1/2054	710,000	729,168
Bombardier, Inc. (Canada)†(c)	7.25%		7/1/2031	636,000	653,789
Total					2,348,977

Agriculture 1.55%
BAT Capital Corp.	3.222%		8/15/2024	1,937,000	1,929,815
BAT Capital Corp.	5.834%		2/20/2031	601,000	609,678
BAT Capital Corp.	6.343%		8/2/2030	1,635,000	1,705,081
Imperial Brands Finance PLC (United Kingdom)†(b)(c)	5.50%		2/1/2030	2,002,000	1,983,844
Philip Morris International, Inc.	5.625%		11/17/2029	1,700,000	1,737,014
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	2,000,000	1,970,393
Total					9,935,825

Airlines 0.24%
American Airlines, Inc.†	7.25%		2/15/2028	934,000	935,589
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	7.875%		5/1/2027	656,000	580,509
Total					1,516,098

Auto Manufacturers 1.56%
Ford Motor Co.	9.625%		4/22/2030	901,000	1,048,936
Ford Motor Credit Co. LLC	2.70%		8/10/2026	595,000	559,036
Ford Motor Credit Co. LLC	3.375%		11/13/2025	798,000	772,630
Ford Motor Credit Co. LLC	4.134%		8/4/2025	732,000	718,563
Ford Motor Credit Co. LLC	6.125%		3/8/2034	1,316,000	1,302,582
Ford Otomotiv Sanayi AS (Turkey)†(c)	7.125%		4/25/2029	614,000	620,616
General Motors Financial Co., Inc.	5.60%		6/18/2031	1,291,000	1,281,787
Hyundai Capital America†	1.80%		10/15/2025	1,025,000	976,911
Hyundai Capital America†	5.40%		1/8/2031	934,000	928,170
Hyundai Capital America†	5.80%		6/26/2025	711,000	711,718
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	1,042,000	1,080,805
Total					10,001,754

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 11.33%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	$800,000	$656,012
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,224,000	1,264,024
Akbank TAS (Turkey)†(c)	7.498%		1/20/2030	575,000	571,478
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	3,203,000	2,842,134
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,821,743
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,025,538
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039	1,150,000	1,165,339
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	1,914,000	1,850,535
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	1,296,000	1,223,692
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%	)#	2/20/2035	1,217,000	1,211,342
BPCE SA (France)†(c)	5.936% (SOFR + 1.85%	)#	5/30/2035	1,105,000	1,101,121
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	2,186,000	2,110,650
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	4,576,000	4,320,810
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	1,622,000	1,605,794
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	1,570,000	1,574,447
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	1,271,000	1,257,089
Freedom Mortgage Corp.†	12.25%		10/1/2030	556,000	598,691
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	1,782,000	1,838,434
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,370,866
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	978,000	905,530
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	516,000	459,858
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,695,965
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	1,931,000	1,890,654

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026		$760,000	$759,420
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028		912,000	886,431
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030		5,916,000	5,724,377
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037		907,000	868,913
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029		808,000	818,921
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		1,205,000	1,231,826
NatWest Group PLC (United Kingdom)(c)	8.125% (5 yr. CMT + 3.75%	)#	–	(d)	547,000	554,026
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035		1,332,000	1,326,785
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		1,407,000	1,334,525
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033		2,235,000	2,108,623
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		1,349,000	1,354,704
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027		1,127,000	1,052,865
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027		1,717,000	1,575,648
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027		869,000	853,179
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033		1,507,000	1,438,280
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027		662,000	673,200
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026		2,400,000	2,412,173
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028		2,000,000	2,051,323
Wachovia Corp.	7.574%	(e)	8/1/2026		660,000	688,282
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026		1,422,000	1,381,078
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028		3,925,000	3,615,772
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%	)#	10/30/2025		1,573,000	1,555,294

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	$1,873,000	$1,784,387
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	412,000	407,454
Total					72,819,232

Beverages 0.30%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	1,259,000	1,229,729
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	687,000	693,507
Total					1,923,236

Building Materials 0.40%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†(b)	6.75%		7/15/2031	651,000	659,544
Sisecam U.K. PLC (United Kingdom)†(c)	8.625%		5/2/2032	623,000	634,754
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	631,000	617,144
Standard Industries, Inc.†	4.375%		7/15/2030	719,000	650,229
Total					2,561,671

Chemicals 1.03%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	2,042,000	2,044,978
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	649,000	624,094
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,351,000	2,224,449
NOVA Chemicals Corp. (Canada)†(c)	9.00%		2/15/2030	942,000	995,051
Rain Carbon, Inc.†	12.25%		9/1/2029	645,000	695,009
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	14,000	13,736
Total					6,597,317

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	709,000	643,111

Commercial Services 0.78%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027	670,000	620,723
Allied Universal Holdco LLC†	7.875%		2/15/2031	633,000	635,217
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	749,000	656,390
Block, Inc.†	6.50%		5/15/2032	761,000	772,141
Global Payments, Inc.	4.95%		8/15/2027	1,579,000	1,563,885
GXO Logistics, Inc.	6.50%		5/6/2034	727,000	738,217
Total					4,986,573

Computers 0.14%
McAfee Corp.†	7.375%		2/15/2030	1,005,000	929,161

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 3.61%
Air Lease Corp.	5.20%		7/15/2031	$916,000	$895,449
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	1,008,339
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	764,412
Aviation Capital Group LLC†	5.50%		12/15/2024	1,928,000	1,923,198
Aviation Capital Group LLC†	6.375%		7/15/2030	1,471,000	1,521,446
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	3,181,000	2,991,494
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	1,300,000	1,263,255
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	965,000	959,482
Blue Owl Finance LLC†	6.25%		4/18/2034	417,000	418,348
Capital One Financial Corp.	5.70% (SOFR + 1.91%	)#	2/1/2030	880,000	884,399
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	608,000	628,422
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,204,005
Navient Corp.	4.875%		3/15/2028	694,000	637,647
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	878,029
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	537,278
Nuveen LLC†	5.85%		4/15/2034	936,000	940,225
Ontario Teachers’ Finance Trust (Canada)†(c)	4.625%		4/10/2029	5,761,000	5,744,112
Total					23,199,540

Electric 3.54%
AES Corp.†	3.95%		7/15/2030	1,138,000	1,041,341
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	1,183,585	889,673
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	993,963
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	1,320,000	1,268,716
Constellation Energy Generation LLC	6.25%		10/1/2039	1,303,000	1,347,272
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	448,000	457,503
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	914,000	899,968
Entergy Louisiana LLC	5.70%		3/15/2054	960,000	945,811
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,773,962
IPALCO Enterprises, Inc.†	5.75%		4/1/2034	870,000	864,306
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	1,049,744	1,008,946
Narragansett Electric Co.†	5.35%		5/1/2034	1,005,000	995,688
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	1,858,000	1,867,952
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	507,312
Oglethorpe Power Corp.†	5.80%		6/1/2054	620,000	607,235
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	1,183,000	1,214,106

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Southern Co.	4.475%	(e)	8/1/2024	$2,400,000	$2,396,640
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,061,000	3,057,484
Vistra Operations Co. LLC†	7.75%		10/15/2031	591,000	615,926
Total					22,753,804

Energy-Alternate Sources 0.15%
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	1,026,480	969,692

Engineering & Construction 0.28%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)(c)	7.00%		6/30/2034	381,000	386,220
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%		3/11/2032	776,000	776,000
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	690,000	639,796
Total					1,802,016

Entertainment 0.26%
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	609,000	565,277
Warnermedia Holdings, Inc.	3.788%		3/15/2025	1,114,000	1,097,960
Total					1,663,237

Gas 0.46%
CenterPoint Energy Resources Corp.	4.40%		7/1/2032	1,443,000	1,358,760
National Fuel Gas Co.	5.50%		1/15/2026	1,622,000	1,617,571
Total					2,976,331

Hand/Machine Tools 0.21%
Regal Rexnord Corp.	6.05%		2/15/2026	1,336,000	1,339,955

Health Care-Products 0.62%
Revvity, Inc.	0.85%		9/15/2024	1,605,000	1,586,966
Solventum Corp.†	5.45%		3/13/2031	1,284,000	1,268,227
Solventum Corp.†	5.60%		3/23/2034	1,160,000	1,139,812
Total					3,995,005

Health Care-Services 1.16%
Centene Corp.	2.45%		7/15/2028	2,405,000	2,137,130
Centene Corp.	3.375%		2/15/2030	1,578,000	1,401,838
Centene Corp.	4.25%		12/15/2027	869,000	830,431
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	1,507,000	1,243,896
Concentra Escrow Issuer Corp.†(b)	6.875%		7/15/2032	184,000	186,652
DaVita, Inc.†	4.625%		6/1/2030	723,000	653,931
LifePoint Health, Inc.†	9.875%		8/15/2030	911,000	972,651
Total					7,426,529

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Holding Companies-Diversified 0.10%
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031	$642,000	$656,879

Insurance 1.79%
Assurant, Inc.	2.65%	1/15/2032	595,000	491,854
Athene Global Funding†	5.62%	5/8/2026	2,192,000	2,194,594
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,292,000	1,292,026
Brown & Brown, Inc.	5.65%	6/11/2034	1,149,000	1,142,359
CNO Global Funding†	5.875%	6/4/2027	1,145,000	1,149,416
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,662,378
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	708,000	703,256
HUB International Ltd.†	7.375%	1/31/2032	493,000	500,251
New York Life Global Funding†	4.55%	1/28/2033	1,027,000	977,242
Principal Life Global Funding II†	5.10%	1/25/2029	1,369,000	1,361,649
Total				11,475,025

Internet 0.38%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	885,000	914,403
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	1,660,000	1,554,003
Total				2,468,406

Iron-Steel 0.10%
ATI, Inc.	7.25%	8/15/2030	626,000	647,079

Leisure Time 0.10%
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	639,000	644,768

Lodging 0.29%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	669,000	639,139
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	650,000	619,701
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	670,000	628,792
Total				1,887,632

Machinery-Diversified 0.36%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	2,361,000	2,295,105

Media 0.66%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	700,000	606,737
CSC Holdings LLC†	11.75%	1/31/2029	618,000	527,450
FactSet Research Systems, Inc.	3.45%	3/1/2032	2,105,000	1,834,894
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	750,000	664,888
Gray Television, Inc.†	7.00%	5/15/2027	680,000	626,694
Total				4,260,663

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.26%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	$1,083,000	$1,016,614
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	975,000	1,010,417
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	1,086,000	972,006
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	690,000	681,708
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,110,185
Glencore Funding LLC†	5.634%	4/4/2034	1,449,000	1,427,483
Glencore Funding LLC†	6.375%	10/6/2030	570,000	594,418
Hecla Mining Co.	7.25%	2/15/2028	625,000	626,126
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	617,000	633,273
Total				8,072,230

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	623,770

Oil & Gas 4.45%
Antero Resources Corp.†	7.625%	2/1/2029	1,160,000	1,195,261
Apache Corp.	4.25%	1/15/2030	709,000	662,010
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	874,000	914,768
California Resources Corp.†	8.25%	6/15/2029	642,000	655,784
CITGO Petroleum Corp.†	8.375%	1/15/2029	618,000	637,518
Civitas Resources, Inc.†	8.375%	7/1/2028	597,000	626,300
CNX Resources Corp.†	6.00%	1/15/2029	645,000	631,696
Comstock Resources, Inc.†	6.75%	3/1/2029	968,000	938,848
Continental Resources, Inc.†	5.75%	1/15/2031	4,100,000	4,033,548
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	545,000	551,892
Coterra Energy, Inc.	5.60%	3/15/2034	1,563,000	1,559,950
Crescent Energy Finance LLC†	7.375%	1/15/2033	646,000	647,797
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	1,217,000	1,278,525
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	947,000	930,779
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	622,000	649,064
EQT Corp.	5.75%	2/1/2034	983,000	974,990
EQT Corp.	7.00%	2/1/2030	3,141,000	3,335,277
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%	4/27/2029	600,000	629,156
Occidental Petroleum Corp.	6.625%	9/1/2030	2,140,000	2,245,600
Ovintiv, Inc.	6.50%	2/1/2038	1,193,000	1,227,835
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	507,000	477,689
Rockcliff Energy II LLC†	5.50%	10/15/2029	661,000	619,170
Transocean, Inc.†	8.50%	5/15/2031	1,279,000	1,280,572

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Valaris Ltd.†	8.375%		4/30/2030	$896,000	$928,326
Vital Energy, Inc.†	7.875%		4/15/2032	950,000	966,454
Total					28,598,809

Oil & Gas Services 0.10%
Kodiak Gas Services LLC†	7.25%		2/15/2029	627,000	643,221

Packaging & Containers 0.39%
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	975,000	955,500
LABL, Inc.†	9.50%		11/1/2028	900,000	908,215
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	632,000	633,183
Total					2,496,898

Pharmaceuticals 0.75%
Bayer U.S. Finance LLC†	6.375%		11/21/2030	1,065,000	1,091,791
CVS Health Corp.	3.25%		8/15/2029	3,378,000	3,065,484
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031	724,000	650,979
Total					4,808,254

Pipelines 1.94%
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	591,085
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	845,000	834,805
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	760,067
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%		8/31/2036	952,000	818,444
Enbridge, Inc. (Canada)(c)	6.20%		11/15/2030	657,000	690,088
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,565,691
EQM Midstream Partners LP†	7.50%		6/1/2030	580,000	619,331
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	857,000	651,038
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	917,000	947,411
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,360,000	1,356,034
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	799,000	811,936
NGPL PipeCo LLC†	3.25%		7/15/2031	1,170,000	1,000,495
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	605,000	603,891
Venture Global LNG, Inc.†	8.375%		6/1/2031	1,159,000	1,203,014
Total					12,453,330

REITS 1.72%
American Tower Corp.	2.40%		3/15/2025	949,000	926,537
American Tower Corp.	2.95%		1/15/2025	497,000	489,303
American Tower Corp.	3.80%		8/15/2029	2,150,000	1,999,169

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Crown Castle, Inc.	2.10%	4/1/2031	$1,001,000	$810,985
Crown Castle, Inc.	3.30%	7/1/2030	2,928,000	2,610,501
EPR Properties	4.50%	6/1/2027	522,000	499,548
EPR Properties	4.95%	4/15/2028	511,000	489,401
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	697,000	637,257
VICI Properties LP	6.125%	4/1/2054	479,000	460,264
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	1,330,000	1,283,741
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	910,000	861,906
Total				11,068,612

Retail 0.57%
Bayer Corp.†	6.65%	2/15/2028	670,000	693,453
Home Depot, Inc.	4.875%	6/25/2027	872,000	870,469
Home Depot, Inc.	5.30%	6/25/2054	570,000	556,934
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	636,000	617,796
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	971,000	946,553
Total				3,685,205

Semiconductors 0.39%
Broadcom, Inc.†	4.15%	4/15/2032	983,000	907,384
Micron Technology, Inc.	5.30%	1/15/2031	726,000	724,562
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	872,000	871,845
Total				2,503,791

Software 0.78%
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	835,000	827,668
Cloud Software Group, Inc.†	6.50%	3/31/2029	679,000	652,560
Cloud Software Group, Inc.†	9.00%	9/30/2029	650,000	631,147
Oracle Corp.	2.875%	3/25/2031	2,024,000	1,748,423
Workday, Inc.	3.80%	4/1/2032	1,290,000	1,159,694
Total				5,019,492

Telecommunications 0.75%
Altice France SA (France)†(c)	8.125%	2/1/2027	676,000	507,545
Frontier Communications Holdings LLC†	5.00%	5/1/2028	673,000	634,719
Frontier Communications Holdings LLC	5.875%	11/1/2029	745,000	649,803
Sprint Capital Corp.	6.875%	11/15/2028	520,000	551,628
T-Mobile USA, Inc.	3.875%	4/15/2030	2,682,000	2,507,843
Total				4,851,538

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.15%
Rand Parent LLC†	8.50%		2/15/2030	$935,000	$947,577
Total Corporate Bonds (cost $295,945,200)					290,497,348

FLOATING RATE LOANS(f) 2.21%

Building Materials 0.10%
Emrld Borrower LP Term Loan B	7.844% (1 mo. USD Term SOFR + 2.50%	)	5/31/2030	645,411	646,150

Commercial Services 0.10%
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(c)	8.835% (3 mo. USD Term SOFR + 3.50%	)	3/26/2031	638,098	643,152

Diversified Financial Services 0.22%
CPI Holdco B LLC Term Loan	7.344% (1 mo. USD Term SOFR + 2.00%	)	5/17/2031	567,000	567,091
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	8.444% (1 mo. USD Term SOFR + 3.00%	)	12/19/2030	841,355	843,382
Total					1,410,473

Engineering & Construction 0.13%
AECOM 2024 Term Loan B	7.219% (1 mo. USD Term SOFR + 1.88%	)	4/17/2031	865,000	871,038

Entertainment 0.10%
Cedar Fair LP 2024 Term Loan B	7.329% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	634,000	633,705

Financial 0.10%
Hudson River Trading LLC 2021 Term Loan	8.458% (1 mo. USD Term SOFR + 3.00%	)	3/20/2028	635,715	636,392

Health Care Services 0.31%
DaVita, Inc. 2024 Extended Term Loan B1	7.344% (1 mo. USD Term SOFR + 2.00%	)	5/9/2031	675,000	673,862
Radnet Management, Inc. 2024 Term Loan B	7.827% (3 mo. USD Term SOFR + 2.50%	)	4/18/2031	662,105	663,347
Star Parent, Inc. Term Loan B	9.085% (3 mo. USD Term SOFR + 3.75%	)	9/27/2030	643,388	643,642
Total					1,980,851

Insurance 0.15%
Asurion LLC 2020 Term Loan B8	8.708% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	949,712	943,116

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.23%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.089% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	$1,489,229	$1,492,431

Media 0.37%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	886,047	885,963
Charter Communications Operating LLC 2023 Term Loan B4	7.302% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	1,482,643	1,467,542
Total					2,353,505

Pipelines 0.20%
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	8.441% (1 mo. USD Term SOFR + 3.00%	)	10/5/2028	641,014	642,216
WhiteWater DBR HoldCo LLC Term Loan B	8.085% (3 mo. USD Term SOFR + 2.75%	)	3/3/2031	642,000	644,109
Total					1,286,325

Software 0.20%
AppLovin Corp. 2024 Term Loan (2030)	7.844% (1 mo. USD Term SOFR + 2.50%	)	8/16/2030	646,728	648,173
Cotiviti Corp. 2024 Term Loan	8.579% (1 mo. USD Term SOFR + 3.25%	)	5/1/2031	638,400	636,804
Total					1,284,977
Total Floating Rate Loans (cost $14,195,409)					14,182,115

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.89%

Angola 0.14%
Angola Government International Bonds†	8.25%		5/9/2028	975,000	918,413

Brazil 0.14%
Brazil Government International Bonds	6.125%		3/15/2034	897,000	863,644

Colombia 0.15%
Colombia Government International Bonds	7.50%		2/2/2034	955,000	958,189

Japan 1.15%
Japan Finance Organization for Municipalities†	5.00%		4/23/2029	7,326,000	7,413,668

Mexico 0.23%
Mexico Government International Bonds	4.875%		5/19/2033	1,560,000	1,440,702

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Senegal 0.08%
Senegal Government International Bonds†	6.25%		5/23/2033	$640,000	$538,245
Total Foreign Government Obligations (cost $12,188,573)					12,132,861

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.57%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	1,648,000	1,412,663
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(g)	8/25/2032	2,510,000	2,235,142
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,698,075)					3,647,805

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.08%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,849,149	1,461,167
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050	1,970,749	1,703,811
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	949,569	864,847
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,445,009	2,339,384
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	5,240,479	5,120,440
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	3,012,478	2,387,706
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	27,004,095	22,545,628
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	4,294,417	3,744,819
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	3,554,775	3,199,342
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	4,112,152	3,817,403
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	3,633,567	3,551,955
Federal National Mortgage Association	6.297% (1Yr. RFUCCT + 1.80%	)#	3/1/2042	62,252	64,305
Government National Mortgage Association(h)	2.00%		TBA	1,644,000	1,330,741
Government National Mortgage Association(h)	2.50%		TBA	4,269,000	3,592,297
Government National Mortgage Association(h)	3.00%		TBA	8,750,000	7,627,009
Government National Mortgage Association(h)	3.50%		TBA	8,159,000	7,328,283
Government National Mortgage Association(h)	4.00%		TBA	5,367,000	4,961,425
Government National Mortgage Association(h)	4.50%		TBA	5,702,000	5,421,324
Government National Mortgage Association(h)	5.00%		TBA	9,675,000	9,422,638
Government National Mortgage Association(h)	5.50%		TBA	7,642,000	7,579,800
Government National Mortgage Association(h)	6.00%		TBA	4,017,000	4,031,822

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(h)	6.50%		TBA	$3,088,000	$3,130,847
Uniform Mortgage-Backed Security(h)	2.00%		TBA	6,171,000	4,831,941
Uniform Mortgage-Backed Security(h)	2.50%		TBA	4,573,000	3,738,606
Uniform Mortgage-Backed Security(h)	3.00%		TBA	847,000	721,273
Uniform Mortgage-Backed Security(h)	3.50%		TBA	3,606,000	3,192,437
Uniform Mortgage-Backed Security(h)	4.00%		TBA	5,013,000	4,589,687
Uniform Mortgage-Backed Security(h)	5.00%		TBA	1,600,000	1,546,285
Uniform Mortgage-Backed Security(h)	5.50%		TBA	15,780,000	15,670,402
Uniform Mortgage-Backed Security(h)	6.00%		TBA	16,424,000	16,516,362
Uniform Mortgage-Backed Security(h)	6.50%		TBA	6,860,000	6,980,142
Uniform Mortgage-Backed Security(h)	7.00%		TBA	4,421,000	4,544,477
Total Government Sponsored Enterprises Pass-Throughs (cost $171,908,917)					167,558,605

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.94%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(g)	12/25/2059	48,083	45,455
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	500,000	502,958
BANK5 Series 2023-5YR2 Class A3	6.656%	#(g)	7/15/2056	760,000	791,591
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.754% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	288,000	60,480
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(g)	5/15/2056	800,000	827,036
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	550,000	556,909
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(g)	3/25/2060	1,079,172	1,010,179
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.132% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	379,407	375,636
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.771% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	1,546,382	1,543,433
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	786,366	783,164
BX Trust Series 2024-VLT4 Class A†	6.811% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	500,000	500,184
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(g)	8/25/2064	714,895	622,730
CIM Trust Series 2021-J3 Class A1†	2.50%	#(g)	6/25/2051	1,997,898	1,584,254
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	1,460,000	1,400,798

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(g)	7/10/2048	$1,228,000	$1,189,848
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	179,651	177,999
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.198% (1 mo. USD Term SOFR + 0.87%	)#	10/15/2038	560,989	556,176
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,757,951
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.835% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	1,470,000	1,499,943
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	8.685% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	680,000	714,791
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.985% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	764,028	786,763
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.185% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	1,458,905	1,480,040
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.635% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	1,575,584	1,615,616
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.535% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	736,541	738,216
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.585% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	1,252,875	1,257,755
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.235% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	1,300,000	1,392,877
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.635% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	862,746	887,025
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.885% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	850,000	915,849
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R07 Class 2M1†	7.285% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	375,958	378,923

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M2†	7.285% (30 day USD SOFR Average + 1.95%	)#	3/25/2044	$1,150,000	$1,157,911
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.974% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	510,000	512,644
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.635% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	1,013,719	1,040,260
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.835% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	1,146,617	1,173,713
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(g)	6/25/2051	1,404,374	1,118,695
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(g)	8/25/2051	1,275,759	1,017,039
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.244% (1 mo. USD Term SOFR + 4.76%	)#	5/15/2026	1,230,000	474,794
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	1,936,925	1,541,947
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(g)	1/25/2052	1,622,389	1,293,374
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	2,514,251	2,080,163
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.646% (1 mo. USD Term SOFR + 1.32%	)#	11/15/2035	542,000	516,449
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(g)	4/25/2052	1,117,092	890,549
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	2,485,973	2,061,482
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	1,050,346	872,279
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	874,275	724,421
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(i)	0.677%	#(g)	7/15/2050	13,673,739	42,136
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(g)	1/26/2060	59,828	54,980

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP Ltd. Series 2023-10 Class A†	7.694% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	$1,450,000	$1,455,437
Rate Mortgage Trust Series 2024-J1 Class A1†(b)	6.00%	#(g)	7/25/2054	2,020,000	2,001,062
RCKT Mortgage Trust Series 2024-INV1 Class A1†	6.50%	#(g)	6/25/2054	650,000	660,707
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.985% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	1,731,452	1,727,123
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	20,455	19,744
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	14,294	13,418
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(g)	4/25/2065	274,396	261,605
Towd Point Mortgage Trust Series 20219-HY1 Class M2†	7.46% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	670,000	695,784
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(e)	1/25/2060	83,903	80,581
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(g)	2/25/2066	771,317	674,401
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(g)	4/25/2065	197,995	181,747
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(g)	9/25/2051	910,357	724,603
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,510,172)					51,023,627

U.S. TREASURY OBLIGATIONS 9.80%
U.S. Treasury Bonds	3.875%		2/15/2043	10,532,000	9,523,232
U.S. Treasury Bonds	4.25%		2/15/2054	13,688,000	13,036,751
U.S. Treasury Bonds	4.375%		8/15/2043	10,491,000	10,129,552
U.S. Treasury Bonds	4.50%		2/15/2044	11,711,000	11,491,419
U.S. Treasury Bonds	4.625%		5/15/2054	3,719,000	3,771,008
U.S. Treasury Notes	4.25%		6/30/2029	9,864,000	9,823,542
U.S. Treasury Notes	4.50%		3/31/2026	5,224,900	5,197,959
Total U.S. Treasury Obligations (cost $64,085,591)					62,973,463
Total Long-Term Investments (cost $733,406,290)					720,314,321

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.82%

U.S. TREASURY OBLIGATIONS 4.53%
U.S. Treasury Bills	Zero Coupon	6/12/2025	$20,307,000	$19,359,436
U.S. Treasury Bills	5.28%	7/5/2024	9,744,000	9,738,296
Total U.S. Treasury Obligations (cost $29,097,761)				29,097,732

Repurchase Agreements 0.29%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $2,084,700 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $1,940,837; proceeds: $1,903,132 (cost $1,902,688)			1,902,688	1,902,688
Total Short-Term Investments (cost $31,000,449)				31,000,420
Total Investments in Securities 116.95% (cost $764,406,739)				751,314,741
Other Assets and Liabilities – Net(j) (16.95)%				(108,915,604)
Net Assets 100.00%				$642,399,137

CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $298,271,236, which represents 46.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Level 3 Investment as described in Note 2(q) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(k)).
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2024.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at June 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Depreciation(3)	Value
Markit CDX.NA.HY.S42(4)	Goldman Sachs	5.00%	6/20/2029	$6,135,000	$(376,240)	$(6,770)	$(383,010)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $6,770.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	755	Long	$153,855,259	$154,185,157	$329,898
U.S. Ultra Bond	September 2024	231	Long	28,663,105	28,954,406	291,301
Total Unrealized Appreciation on Futures Contracts						$621,199

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2024	40	Long	$4,569,242	$4,541,250	$(27,992)

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$61,150,306	$2,254,905	$63,405,211
Remaining Industries	–	54,893,286	–	54,893,286
Corporate Bonds	–	290,497,348	–	290,497,348
Floating Rate Loans	–	14,182,115	–	14,182,115
Foreign Government Obligations	–	12,132,861	–	12,132,861
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	3,647,805	–	3,647,805
Government Sponsored Enterprises Pass-Throughs	–	167,558,605	–	167,558,605
Non-Agency Commercial Mortgage-Backed Securities	–	51,023,627	–	51,023,627
U.S. Treasury Obligations	–	62,973,463	–	62,973,463
Short-Term Investments
U.S. Treasury Obligations	–	29,097,732	–	29,097,732
Repurchase Agreements	–	1,902,688	–	1,902,688
Total	$–	$749,059,836	$2,254,905	$751,314,741

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(383,010)	–	(383,010)
Futures Contracts
Assets	621,199	–	–	621,199
Liabilities	(27,992)	–	–	(27,992)
Total	$593,207	$(383,010)	$–	$210,197

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

24	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $764,406,739)	$751,314,741
Cash	3,063
Cash at brokers for forwards, swap contracts and TBA collateral	290,000
Deposits with brokers for futures collateral	2,167,250
Deposits with brokers for swap contracts collateral	300,220
Foreign cash, at value (cost $150)	149
Receivables:
Investment securities sold	120,952,104
Interest	6,476,107
Capital shares sold	412,766
Variation margin for centrally cleared swap contracts agreements	3,742
Prepaid expenses	1,842
Total assets	881,921,984
LIABILITIES:
Payables:
Investment securities purchased	237,455,530
Transfer agent fees	895,535
Variation margin for futures contracts	381,784
To brokers for forwards, swap contracts and TBA collateral	290,000
Capital shares reacquired	179,739
Management fee	148,341
Directors’ fees	55,529
Fund administration	21,191
Accrued expenses and other liabilities	95,198
Total liabilities	239,522,847
NET ASSETS	$642,399,137
COMPOSITION OF NET ASSETS:
Paid-in capital	$743,393,772
Total distributable earnings (loss)	(100,994,635)
Net Assets	$642,399,137
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	45,197,148
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.21

See Notes to Financial Statements.	25

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Interest and other (net of foreign withholding taxes of $2,089)	$16,978,046
Expenses:
Management fee	887,283
Non 12b-1 service fees	792,281
Shareholder servicing	316,915
Fund administration	126,755
Professional	33,061
Directors’ fees	12,533
Reports to shareholders	12,259
Custody	10,261
Other	41,059
Gross expenses	2,232,407
Fees waived and expenses reimbursed (See Note 3)	(10,261)
Net expenses	2,222,146
Net investment income	14,755,900
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(957,131)
Net realized gain (loss) on futures contracts	(1,769,056)
Net realized gain (loss) on swap contracts	(9,917)
Net change in unrealized appreciation/depreciation on investments	(8,455,428)
Net change in unrealized appreciation/depreciation on futures contracts	(2,687,739)
Net change in unrealized appreciation/depreciation on swap contracts	(6,770)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(5)
Net realized and unrealized gain (loss)	(13,886,046)
Net Increase in Net Assets Resulting From Operations	$869,854

26	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$14,755,900	$25,228,865
Net realized gain (loss) on investments, future contracts, swap contracts and foreign currency related transactions	(2,736,104)	(20,259,893)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swap contracts, and translation of assets and liabilities denominated in foreign currencies	(11,149,942)	32,041,276
Net increase in net assets resulting from operations	869,854	37,010,248
Distributions to shareholders:	–	(26,780,612)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	62,859,862	80,874,627
Reinvestment of distributions	–	26,780,612
Cost of shares reacquired	(51,046,867)	(73,264,539)
Net increase in net assets resulting from capital share transactions	11,812,995	34,390,700
Net increase in net assets	12,682,849	44,620,336
NET ASSETS:
Beginning of period	$629,716,288	$585,095,952
End of period	$642,399,137	$629,716,288

See Notes to Financial Statements.	27

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital	Total distri- butions
6/30/2024(c)	$14.20	$0.33	$(0.32)	$0.01	$ –	$ –	$ –	$ –
12/31/2023	13.95	0.60	0.28	0.88	(0.63)	–	–	(0.63)
12/31/2022	16.85	0.41	(2.77)	(2.36)	(0.48)	(0.03)	(0.03)	(0.54)
12/31/2021	17.34	0.27	(0.30)	(0.03)	(0.34)	(0.12)	–	(0.46)
12/31/2020	16.85	0.36	0.88	1.24	(0.42)	(0.33)	–	(0.75)
12/31/2019	15.96	0.42	0.92	1.34	(0.45)	–	–	(0.45)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$14.21	0.07 (d)	0.70	(e)	0.70	(e)	4.66	(e)	$642,399	198	(d)
14.20	6.34	0.70		0.71		4.21		629,716	413
13.95	(14.05)	0.71		0.71		2.70		585,096	485
16.85	(0.24)	0.70		0.71		1.59		660,623	376
17.34	7.43	0.71		0.72		2.05		683,584	541
16.85	8.41	0.71		0.78		2.50		651,469	715

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services,

Notes to Financial Statements (unaudited)(continued)

which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions,

Notes to Financial Statements (unaudited)(continued)

if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Notes to Financial Statements (unaudited)(continued)

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended June 30, 2024, the Fund did not enter into reverse repurchase agreements.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, is presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2024, the Fund did not have any unfunded loan commitments.

(o)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(p)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of

Notes to Financial Statements (unaudited)(continued)

non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(q)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .28% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $10,261 of fund administration fees during the six months ended June 30, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Total Return Portfolio	$–	$ –	$–	$–	$ –

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Total Return Portfolio	$–	$26,780,612	$–	$–	$26,780,612

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Total Return Portfolio	$(39,346,202)	$(52,911,526)	$(92,257,728)

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Total Return Portfolio	$770,998,874	$3,938,406	$(23,412,342)	$(19,473,936)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non-U.S. Government Sales
$1,193,496,815		$250,090,843	$1,173,983,258		$220,185,835

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swap contracts for the six months ended June 30, 2024 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap contract transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Series Fund—Total Return Portfolio
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Futures Contracts(1)	$621,199	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(2)	–	$383,010
Futures Contracts(1)	$27,992	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2024, were as follows:

	Series Fund—Total Return Portfolio
	Inflation Linked/Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	$(9,917)
Futures Contracts(2)	$(1,769,056)	–
Net Change in Unrealized Appreciation/ Depreciation
Credit Default Swap Contracts(3)	–	$(6,770)
Futures Contracts(4)	$(2,687,739)	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(5)	–	$876,429
Futures Contracts(6)	897	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

Notes to Financial Statements (unaudited)(continued)

financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,902,688	$–	$1,902,688
Total	$1,902,688	$–	$1,902,688

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,902,688	$–	$–	$(1,902,688)	$–
Total	$1,902,688	$–	$–	$(1,902,688)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation

Notes to Financial Statements (unaudited)(continued)

and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political,

Notes to Financial Statements (unaudited)(concluded)

information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invest and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	4,470,083	5,684,141
Reinvestment of distributions	–	1,892,623
Shares reacquired	(3,620,742)	(5,171,296)
Increase	849,341	2,405,468

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2023. The Board observed that although the Fund’s investment performance was below the median of the performance peer group for the one-, five- and ten-year periods, the Fund’s investment performance was above the median of the performance peer group for the three-year period and the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods. The Board took into account actions taken by Lord Attempt to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Total Return Portfolio	SFTR-PORT-3 (08/24)

LORD ABBETT
FINANCIAL
STATEMENTS AND
OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Bond Debenture Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

46	Statement of Assets and Liabilities (Item 7)

47	Statement of Operations (Item 7)

48	Statements of Changes in Net Assets (Item 7)

50	Financial Highlights (Item 7)

52	Notes to Financial Statements (Item 7)

71	Changes in and Disagreements with Accountants (Item 8)

71	Proxy Disclosures (Item 9)

71	Remuneration Paid to Directors, Officers, and Others (Item 10)

71	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 110.79%

ASSET-BACKED SECURITIES 5.14%

Automobiles 0.74%
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%		7/15/2027	$1,060,279	$1,042,521
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	425,000	420,557
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	470,000	466,367
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	1,900,000	1,914,058
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	3,118,000	3,059,870
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%		10/15/2029	1,310,000	1,312,555
Total					8,215,928

Credit Card 0.11%
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%		12/21/2026	1,298,000	1,274,158

Other 4.26%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,515,000	1,520,879
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	1,725,000	1,746,455
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	835,000	832,849
AGL CLO 28 Ltd. Series 2023-28A Class D†	10.153% (3 mo. USD Term SOFR + 4.85%	)#	1/21/2037	730,000	733,357
Anchorage Capital CLO 28 Ltd. Series 2024-28A Class C†	7.985% (3 mo. USD Term SOFR + 2.70%	)#	4/20/2037	750,000	754,819
Ballyrock CLO 20 Ltd. Series 2022-20A Class BR†	7.929% (3 mo. USD Term SOFR + 2.60%	)#	7/15/2034	450,000	450,144
Ballyrock CLO 22 Ltd. Series 2024-22A Class A2†	7.273% (3 mo. USD Term SOFR + 1.95%	)#	4/15/2037	1,200,000	1,219,701
Ballyrock CLO 25 Ltd. Series 2023-25A Class C†	10.024% (3 mo. USD Term SOFR + 4.70%	)#	1/25/2036	520,000	525,473
Captree Park CLO Ltd. Series 2024-1A Class B1†	7.233% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037	710,000	709,870

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2023-4A Class C†	8.124% (3 mo. USD Term SOFR + 2.80%	)#	10/25/2036	$490,000	$497,720
Carlyle U.S. CLO Ltd. Series 2023-5A Class D†	10.423% (3 mo. USD Term SOFR + 5.10%	)#	1/27/2036	520,000	532,110
Carlyle U.S. CLO Ltd. Series 2024-1A Class C†	7.744% (3 mo. USD Term SOFR + 2.45%	)#	4/15/2037	760,000	772,559
CIFC Funding Ltd. Series 2023-3A Class A†	6.916% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2037	2,460,000	2,476,074
CIFC Funding Ltd. Series 2023-3A Class D†	9.566% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	760,000	765,013
CIFC Funding Ltd. Series 2024-2A Class C†	7.728% (3 mo. USD Term SOFR + 2.40%	)#	4/22/2037	740,000	746,257
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%		4/20/2049	743,788	724,258
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	469,238	427,973
Driven Brands Funding LLC Series 2024-1A Class A2†(a)	6.372%		10/20/2054	620,000	620,000
Dryden 113 CLO Ltd. Series 2022-113A Class CR†	8.025% (3 mo. USD Term SOFR + 2.70%	)#	10/20/2035	540,000	542,317
Dryden 115 CLO Ltd. Series 2024-115A Class D†	9.101% (3 mo. USD Term SOFR + 3.80%	)#	4/18/2037	600,000	598,557
Elmwood CLO 27 Ltd. Series 2024-3A Class B†	7.276% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	1,200,000	1,206,406
Elmwood CLO 28 Ltd. Series 2024-4A Class B†	7.236% (3 mo. USD Term SOFR + 1.90%	)#	4/17/2037	690,000	691,037
Elmwood CLO VII Ltd. Series 2020-4A Class CR†	8.017% (3 mo. USD Term SOFR + 2.70%	)#	1/17/2034	470,000	471,610
Generate CLO 14 Ltd. Series 2024-14A Class B†	7.425% (3 mo. USD Term SOFR + 2.10%	)#	4/22/2037	1,300,000	1,306,924
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class DR†	10.075% (3 mo. USD Term SOFR + 4.75%	)#	1/20/2034	720,000	722,244
Gracie Point International Funding Series 2023-1A Class A†	7.299% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	1,548,959	1,565,398
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.279% (3 mo. USD Term SOFR + 1.96%	)#	1/17/2030	679,855	680,924
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	344,138	346,580
Invesco U.S. CLO Ltd. Series 2023-4A Class D†	10.61% (3 mo. USD Term SOFR + 5.25%	)#	1/18/2037	680,000	683,124

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Invesco U.S. CLO Ltd. Series 2024-2A Class B†	7.323% (3 mo. USD Term SOFR + 2.00%	)#	7/15/2037	$1,090,000	$1,107,881
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	7.273% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037	600,000	598,969
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†	7.127% (3 mo. USD Term SOFR + 1.80%	)#	10/18/2030	1,660,000	1,661,020
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.874% (3 mo. USD Term SOFR + 2.55%	)#	10/25/2033	930,000	931,467
MF1 LLC Series 2022-FL9 Class A†	7.489% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	1,880,000	1,882,970
MF1 LLC Series 2024-FL14 Class A†	7.076% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	1,750,000	1,748,355
Oaktree CLO Ltd. Series 2022-2a Class DR†	9.829% (3 mo. USD Term SOFR + 4.50%	)#	7/15/2033	370,000	370,976
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	910,000	935,786
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	7.975% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	1,300,000	1,303,628
Palmer Square CLO Ltd. Series 2023-4A Class C†	7.925% (3 mo. USD Term SOFR + 2.60%	)#	10/20/2033	810,000	811,772
Rad CLO 25 Ltd. Series 2024-25A Class B†	7.121% (3 mo. USD Term SOFR + 1.80%	)#	7/20/2037	810,000	811,695	(b)
RR 8 Ltd. Series 2020-8A Class A2R†	7.025% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2037	1,250,000	1,250,670
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	964,583	921,959
Sixth Street CLO XXIII Ltd. Series 2023-23A Class C†	8.026% (3 mo. USD Term SOFR + 2.70%	)#	10/23/2036	490,000	491,528
Sixth Street CLO XXIV Ltd. Series 2024-24A Class B†	7.295% (3 mo. USD Term SOFR + 2.00%	)#	4/23/2037	960,000	974,162
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	7.198% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	1,595,000	1,601,413
Stream Innovations Issuer Trust Series 2024-1A Class A†(a)	6.27%		7/15/2044	590,000	590,914
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	650,000	664,027
Subway Funding LLC Series 2024-1A Class A2II†	6.268%		7/30/2054	735,000	748,511
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,260,022	1,032,596

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Texas Debt Capital CLO Ltd. Series 2024-1A Class C†	7.62% (3 mo. USD Term SOFR + 2.35%	)#	4/22/2037	$460,000	$464,053
TICP CLO VII Ltd. Series 2017-7A Class BR2†	7.229% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2033	1,000,000	1,003,721
Valley Stream Park CLO Ltd. Series 2022-1A Class CR†	7.975% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2034	450,000	450,098
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	245,000	248,593
Total					47,477,396

Rec Vehicle Loan 0.03%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	280,841	279,654
Total Asset-Backed Securities (cost $57,278,438)					57,247,136

				Shares

COMMON STOCKS 8.35%

Aerospace & Defense 0.20%
HEICO Corp.				4,972	1,111,789
Rolls-Royce Holdings PLC*(c)				192,797	1,107,278
Total					2,219,067

Automobile Components 0.06%
Chassix Holdings, Inc.*				173,592	694,369

Automobiles 0.15%
Ferrari NV (Italy)(d)				3,998	1,632,663

Banks 0.40%
First Citizens BancShares, Inc. Class A				1,332	2,242,569
Hang Seng Bank Ltd.(c)				77,980	1,002,538
NU Holdings Ltd. Class A (Brazil)*(d)				93,972	1,211,299
Total					4,456,406

Biotechnology 0.22%
Natera, Inc.*				12,219	1,323,195
Regeneron Pharmaceuticals, Inc.*				1,064	1,118,296
Total					2,441,491

Broadline Retail 0.36%
Amazon.com, Inc.*				14,419	2,786,472
Ollie’s Bargain Outlet Holdings, Inc.*				12,503	1,227,419
Total					4,013,891

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Capital Markets 0.29%
Coinbase Global, Inc. Class A*	9,143	$2,031,849
Robinhood Markets, Inc. Class A*	52,426	1,190,594
Total		3,222,443

Chemicals 0.11%
International Flavors & Fragrances, Inc.	12,329	1,173,844

Communications Equipment 0.11%
Arista Networks, Inc.*	3,636	1,274,345

Consumer Finance 0.10%
American Express Co.	4,853	1,123,712

Consumer Staples Distribution & Retail 0.10%
Costco Wholesale Corp.	1,320	1,121,987

Electric: Utilities 0.10%
Constellation Energy Corp.	5,264	1,054,221

Electrical Equipment 0.34%
Generac Holdings, Inc.*	7,699	1,017,962
Prysmian SpA(c)	18,025	1,112,809
Schneider Electric SE(c)	6,898	1,653,766
Total		3,784,537

Electric-Generation 0.00%
Frontera Generation Holdings LLC*	9,472	2,960	(b)

Electronic Equipment, Instruments & Components 0.10%
Amphenol Corp. Class A	16,540	1,114,300

Entertainment 0.44%
Netflix, Inc.*	1,732	1,168,892
Spotify Technology SA (Sweden)*(d)	8,262	2,592,533
TKO Group Holdings, Inc.	10,387	1,121,692
Total		4,883,117

Health Care Equipment & Supplies 0.30%
Glaukos Corp.*	14,358	1,699,269
Intuitive Surgical, Inc.*	3,788	1,685,092
Total		3,384,361

Health Care Providers & Services 0.15%
Universal Health Services, Inc. Class B	8,850	1,636,631

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 0.57%
Cava Group, Inc.*	14,073	$1,305,271
Domino’s Pizza, Inc.	2,172	1,121,469
Dutch Bros, Inc. Class A*	34,657	1,434,800
MGM China Holdings Ltd.(c)	616,411	958,197
Viking Holdings Ltd.*	43,954	1,491,799
Total		6,311,536

Industrial Conglomerates 0.10%
3M Co.	11,327	1,157,506

Insurance 0.15%
Progressive Corp.	8,257	1,715,061

Interactive Media & Services 0.15%
Alphabet, Inc. Class A	9,099	1,657,383

Life Sciences Tools & Services 0.10%
Mettler-Toledo International, Inc.*	815	1,139,036

Machinery 0.35%
Alfa Laval AB(c)	24,525	1,073,989
Atlas Copco AB Class A(c)	88,766	1,666,692
Xylem, Inc.	8,166	1,107,555
Total		3,848,236

Marine Transportation 0.10%
COSCO SHIPPING Holdings Co. Ltd. Class H(c)	622,977	1,087,348

Media 0.11%
Trade Desk, Inc. Class A*	12,368	1,207,983

Metals & Mining 0.57%
Agnico Eagle Mines Ltd.(c)	17,346	1,134,549
Freeport-McMoRan, Inc.	23,049	1,120,182
Kinross Gold Corp.(c)	169,779	1,413,532
Southern Copper Corp.	14,975	1,613,407
Teck Resources Ltd. Class B (Canada)(d)	23,016	1,102,466
Total		6,384,136

Miscellaneous Financials 0.03%
Utex Industries*	8,205	356,918

Multi-Utilities 0.19%
Dominion Energy, Inc.	20,725	1,015,525
Public Service Enterprise Group, Inc.	14,796	1,090,465
Total		2,105,990

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 0.39%
ARC Resources Ltd.(c)	59,196	$1,056,229
Cameco Corp. (Canada)(d)	33,924	1,669,061
Imperial Oil Ltd.(c)	24,303	1,657,091
Total		4,382,381

Personal Care Products 0.17%
elf Beauty, Inc.*	5,468	1,152,217
Gibson Brands Private Equity*	9,315	721,912
Total		1,874,129

Pharmaceuticals 0.19%
Merck & Co., Inc.	8,405	1,040,539
Teva Pharmaceutical Industries Ltd. ADR*	68,430	1,111,988
Total		2,152,527

Professional Services 0.10%
Booz Allen Hamilton Holding Corp.	7,525	1,158,098

Semiconductors & Semiconductor Equipment 0.68%
ARM Holdings PLC ADR*	14,676	2,401,287
First Solar, Inc.*	4,951	1,116,253
KLA Corp.	2,795	2,304,505
Monolithic Power Systems, Inc.	2,133	1,752,643
Total		7,574,688

Software 0.49%
AppLovin Corp. Class A*	27,771	2,311,103
Crowdstrike Holdings, Inc. Class A*	4,405	1,687,952
Fair Isaac Corp.*	975	1,451,443
Total		5,450,498

Specialty Retail 0.00%
Claire’s Holdings LLC*	1,067	16,008	(b)

Technology Hardware, Storage & Peripherals 0.22%
NetApp, Inc.	10,432	1,343,642
Pure Storage, Inc. Class A*	17,315	1,111,796
Total		2,455,438

Textiles, Apparel & Luxury Goods 0.15%
Hermes International SCA(c)	711	1,642,144

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	2,356	106,020
Total Common Stocks (cost $86,903,706)		93,017,409

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
CORPORATE BONDS 66.92%

Advertising 0.20%
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030	$1,075,000	$1,082,902
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028	1,065,000	1,116,015
Total				2,198,917

Aerospace/Defense 1.44%
BAE Systems PLC (United Kingdom)†(d)	5.25%	3/26/2031	472,000	470,916
Boeing Co.	5.15%	5/1/2030	1,000,000	960,583
Boeing Co.	5.805%	5/1/2050	2,273,000	2,049,930
Boeing Co.†	6.528%	5/1/2034	660,000	676,111
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	1,724,000	1,788,347
HEICO Corp.	5.35%	8/1/2033	680,000	674,361
RTX Corp.	5.15%	2/27/2033	1,105,000	1,094,010
Spirit AeroSystems, Inc.	4.60%	6/15/2028	1,781,000	1,669,861
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,060,641
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	1,237,000	1,366,101
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,696,166
Triumph Group, Inc.†	9.00%	3/15/2028	1,484,000	1,557,442
Total				16,064,469

Agriculture 0.74%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,182,820
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	1,175,000	1,196,175
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	1,273,000	1,402,339
Philip Morris International, Inc.	5.125%	2/13/2031	912,000	902,581
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	1,082,000	1,012,191
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	1,518,000	1,312,003
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	1,306,000	1,276,457
Total				8,284,566

Airlines 1.95%
Air Canada (Canada)†(d)	3.875%	8/15/2026	1,733,000	1,650,357
Alaska Airlines Pass-Through Trust†	4.80%	2/15/2029	1,442,574	1,416,484
American Airlines Pass-Through Trust	3.00%	4/15/2030	564,689	520,272
American Airlines, Inc.†	7.25%	2/15/2028	2,188,000	2,191,722
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,185,487	6,023,450
Azul Secured Finance LLP†	11.93%	8/28/2028	1,237,000	1,201,682
British Airways Pass-Through Trust (United Kingdom)†(d)	3.30%	6/15/2034	622,397	560,987

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Airlines (continued)
British Airways Pass-Through Trust Class A (United Kingdom)†(d)	4.25%		5/15/2034		$467,270	$438,990
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028		1,446,135	1,408,964
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		2,367,596	2,255,125
JetBlue Pass-Through Trust	2.95%		11/15/2029		802,234	717,555
United Airlines Pass-Through Trust	5.80%		7/15/2037		1,348,000	1,373,482
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029		1,284,835	1,289,868
United Airlines, Inc.†	4.625%		4/15/2029		696,000	648,759
Total						21,697,697

Auto Manufacturers 0.39%
Allison Transmission, Inc.†	3.75%		1/30/2031		2,429,000	2,131,805
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.00%		3/31/2029		1,097,000	1,082,042
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	5.875%		1/15/2028		1,189,000	1,166,763
Total						4,380,610

Auto Parts & Equipment 0.36%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		1,057,000	1,070,681
Tenneco, Inc.†	8.00%		11/17/2028		1,221,000	1,112,575
ZF North America Capital, Inc.†	6.875%		4/14/2028		1,064,000	1,085,499
ZF North America Capital, Inc.†	7.125%		4/14/2030		759,000	786,607
Total						4,055,362

Banks 6.08%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		1,600,000	1,312,025
Akbank TAS (Turkey)†(d)	9.369% (5 yr. CMT + 5.27%	)#	–	(e)	1,291,000	1,282,789
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		2,645,000	0	(f)(g)
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032		2,525,000	2,687,203
Banco de Credito e Inversiones SA (Chile)†(d)	8.75% (5 yr. CMT + 4.94%	)#	–	(e)	1,057,000	1,107,974
Bancolombia SA (Colombia)(d)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		1,191,000	1,217,184
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027		1,201,000	1,107,498

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		$2,182,000	$1,730,543
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,156,660
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		2,198,000	2,227,317
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,144,813
BNP Paribas SA (France)†(d)	5.738% (SOFR + 1.88%	)#	2/20/2035		1,181,000	1,175,509
BNP Paribas SA (France)†(d)	5.894% (SOFR + 1.87%	)#	12/5/2034		1,174,000	1,203,217
CaixaBank SA (Spain)†(d)	6.208% (SOFR + 2.70%	)#	1/18/2029		2,569,000	2,611,095
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,084,817
Credit Agricole SA (France)†(d)	4.75% (5 yr. CMT + 3.24%	)#	–	(e)	2,933,000	2,557,842
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028		1,084,000	1,049,745
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026		1,187,000	1,190,362
Danske Bank AS (Denmark)(d)	7.00% (7 yr. CMT + 4.13%	)#	–	(e)	1,115,000	1,115,000
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%	)#	12/1/2032		1,180,000	1,110,176
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		2,168,000	2,238,179
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		2,717,000	2,767,600
First Republic Bank	4.375%		8/1/2046		1,248,000	53,041
First Republic Bank	4.625%		2/13/2047		500,000	21,250
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,599,072
Freedom Mortgage Corp.†	12.00%		10/1/2028		275,000	295,572
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	867,345
HSBC Holdings PLC (United Kingdom)(d)	6.375% (5 yr. USD ICE Swap + 4.37%	)#	–	(e)	1,646,000	1,643,328
HSBC Holdings PLC (United Kingdom)(d)	6.375% (5 yr. USD ICE Swap + 3.71%	)#	–	(e)	882,000	881,420
KeyBank NA	3.90%		4/13/2029		1,946,000	1,751,965
Lloyds Banking Group PLC (United Kingdom)(d)	5.871% (1 yr. CMT + 1.70%	)#	3/6/2029		1,102,000	1,118,040

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(d)	6.922% (SOFR + 1.56%	)#	8/7/2027		$1,605,000	$1,628,716
Macquarie Bank Ltd. (United Kingdom)(d)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(e)	501,000	493,368
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	8.20% (5 yr. CMT + 3.29%	)#	–	(e)	477,000	513,674
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		1,874,000	1,915,720
NatWest Group PLC (United Kingdom)(d)	8.125% (5 yr. CMT + 3.75%	)#	–	(e)	1,159,000	1,173,887
Societe Generale SA (France)†(d)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		1,095,000	1,084,805
Standard Chartered PLC (United Kingdom)†(d)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		934,000	948,091
Standard Chartered PLC (United Kingdom)†(d)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028		2,010,000	2,140,119
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	6.60% (5 yr. CMT + 2.28%	)#	–	(e)	669,000	666,297
SVB Financial Group(h)	4.25% (5 yr. CMT + 3.07%	)	–	(e)	3,922,000	39,220
TC Ziraat Bankasi AS (Turkey)†(d)	8.00%		1/16/2029		1,498,000	1,518,605
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030		1,088,000	1,091,133
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		3,550,000	3,352,265
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%	)#	–	(e)	1,209,000	1,303,789
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.76%	)#	–	(e)	802,000	900,158
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,321,828
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,503,684
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		1,995,000	1,748,298
Yapi ve Kredi Bankasi AS (Turkey)†(d)	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034		1,024,000	1,050,854
Total						67,703,092

Beverages 0.30%
Bacardi Ltd.†	4.70%		5/15/2028		1,331,000	1,294,650
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	886,625
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		1,196,000	1,113,543
Total						3,294,818

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Building Materials 1.33%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	$1,468,000	$969,245
Builders FirstSource, Inc.†	4.25%	2/1/2032	1,153,000	1,020,200
Builders FirstSource, Inc.†	6.375%	6/15/2032	1,079,000	1,081,704
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%	12/15/2030	3,901,000	3,936,312
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†(a)	6.75%	7/15/2031	1,145,000	1,160,028
Griffon Corp.	5.75%	3/1/2028	819,000	790,977
Masterbrand, Inc.†	7.00%	7/15/2032	1,113,000	1,126,329
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	1,800,000	1,665,707
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	1,190,000	1,163,868
St. Mary’s Cement, Inc. (Canada)†(d)	5.75%	4/2/2034	414,000	406,755
Standard Industries, Inc.†	4.375%	7/15/2030	768,000	694,542
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031	808,000	837,649
Total				14,853,316

Chemicals 1.89%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028	3,487,000	1,913,317
Cabot Corp.	5.00%	6/30/2032	1,611,000	1,570,217
Celanese U.S. Holdings LLC	6.165%	7/15/2027	2,351,000	2,387,193
FMC Corp.	6.375%	5/18/2053	1,111,000	1,100,122
INEOS Finance PLC (United Kingdom)†(d)	7.50%	4/15/2029	1,097,000	1,109,682
Ingevity Corp.†	3.875%	11/1/2028	1,275,000	1,158,604
OCI NV (Netherlands)†(d)	6.70%	3/16/2033	1,111,000	1,097,143
OCP SA (Malaysia)†(d)	3.75%	6/23/2031	2,235,000	1,931,316
Olin Corp.	5.00%	2/1/2030	1,347,000	1,273,980
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	1,429,000	1,421,633
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	1,141,000	1,062,684
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,091,000	1,027,458
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%	10/30/2029	1,575,000	1,427,845
Solvay Finance America LLC†	5.65%	6/4/2029	1,429,000	1,439,247
WR Grace Holdings LLC†	5.625%	8/15/2029	1,227,000	1,132,215
Total				21,052,656

Coal 0.36%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,812,000	1,643,607
Teck Resources Ltd. (Canada)(d)	3.90%	7/15/2030	1,670,000	1,550,373
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	867,915
Total				4,061,895

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Commercial Services 1.50%
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.00%	7/30/2027	$825,000	$764,323
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.20%	8/4/2027	407,000	378,612
Allied Universal Holdco LLC†	7.875%	2/15/2031	1,195,000	1,199,185
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(d)	4.625%	6/1/2028	1,262,000	1,152,552
Ashtead Capital, Inc.†	4.25%	11/1/2029	698,000	654,996
Ashtead Capital, Inc.†	5.50%	8/11/2032	892,000	870,778
Ashtead Capital, Inc.†	5.80%	4/15/2034	486,000	482,569
Block, Inc.†	6.50%	5/15/2032	1,949,000	1,977,534
Brink’s Co.†	4.625%	10/15/2027	762,000	731,547
CoreCivic, Inc.	8.25%	4/15/2029	1,204,000	1,245,549
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	717,000	731,359
Gartner, Inc.†	3.625%	6/15/2029	1,796,000	1,646,367
GEO Group, Inc.†	8.625%	4/15/2029	1,643,000	1,684,216
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,127,197
GXO Logistics, Inc.	6.25%	5/6/2029	1,090,000	1,109,205
Hertz Corp.†	Zero Coupon	10/15/2024	987,000	41,948
Hertz Corp.†	Zero Coupon	1/15/2028	1,887,000	188,700
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	685,389
Total				16,672,026

Computers 1.17%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	1,171,000	1,103,636
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	4,608,000	4,158,540
McAfee Corp.†	7.375%	2/15/2030	1,302,000	1,203,748
NCR Atleos Corp.†	9.50%	4/1/2029	2,085,000	2,255,253
NCR Voyix Corp.†	5.125%	4/15/2029	1,170,000	1,102,902
NetApp, Inc.	2.70%	6/22/2030	518,000	451,143
Seagate HDD Cayman (Cayman Islands)(d)	8.25%	12/15/2029	1,034,000	1,109,798
Seagate HDD Cayman (Cayman Islands)(d)	8.50%	7/15/2031	448,000	482,885
Western Digital Corp.	3.10%	2/1/2032	1,421,000	1,156,332
Total				13,024,237

Distribution/Wholesale 0.63%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	1,214,000	1,135,017
Ferguson Finance PLC (United Kingdom)†(d)	3.25%	6/2/2030	1,130,000	1,020,061
H&E Equipment Services, Inc.†	3.875%	12/15/2028	1,190,000	1,075,074
LKQ Corp.	6.25%	6/15/2033	1,344,000	1,380,290
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	1,087,000	1,136,574
Windsor Holdings III LLC†	8.50%	6/15/2030	1,263,000	1,319,755
Total				7,066,771

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Diversified Financial Services 3.12%
AG Issuer LLC†	6.25%		3/1/2028		$1,220,000	$1,194,500
Aircastle Ltd.†	6.50%		7/18/2028		1,132,000	1,153,685
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(e)	1,278,000	1,128,622
Ally Financial, Inc.	6.70%		2/14/2033		2,277,000	2,265,139
Apollo Management Holdings LP†	4.872%		2/15/2029		1,116,000	1,101,957
ARES Management Corp.	6.375%		11/10/2028		1,162,000	1,211,333
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		1,562,000	1,517,849
Azul Secured Finance LLP†	11.50%		5/28/2029		1,953,666	1,596,833
Blue Owl Finance LLC†	6.25%		4/18/2034		1,118,000	1,121,614
Coinbase Global, Inc.†	3.375%		10/1/2028		2,129,000	1,827,423
Coinbase Global, Inc.†	3.625%		10/1/2031		642,000	515,331
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		1,048,000	1,048,230
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%		9/15/2024		1,356,447	1,281,067
ILFC E-Capital Trust I†	7.159% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065		1,370,000	1,119,666
ILFC E-Capital Trust II†	7.409% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		592,000	493,496
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		896,000	841,248
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		1,531,000	1,571,233
LPL Holdings, Inc.†	4.00%		3/15/2029		1,077,000	1,004,426
LPL Holdings, Inc.	6.00%		5/20/2034		1,181,000	1,179,946
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031		799,000	822,178
Navient Corp.	5.50%		3/15/2029		1,390,000	1,270,396
Navient Corp.	6.75%		6/15/2026		1,077,000	1,084,412
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		1,377,000	1,092,810
OneMain Finance Corp.	7.50%		5/15/2031		1,049,000	1,062,364
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		440,000	412,414
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		1,138,000	1,135,302
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		1,190,000	1,228,024
Synchrony Financial	7.25%		2/2/2033		2,196,000	2,184,928
VFH Parent LLC/Valor Co.-Issuer, Inc.†	7.50%		6/15/2031		1,306,000	1,313,353
Total						34,779,779

Electric 3.13%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		1,226,000	1,241,809
AES Panama Generation Holdings SRL (Panama)(d)	4.375%		5/31/2030		1,273,008	1,107,886

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Electric (continued)
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028			$1,217,000	$1,169,717
Calpine Corp.†	4.50%		2/15/2028			1,198,000	1,139,199
Calpine Corp.†	4.625%		2/1/2029			3,814,000	3,541,915
Calpine Corp.†	5.125%		3/15/2028			1,328,000	1,278,198
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028			1,118,000	1,048,400
Constellation Energy Generation LLC	5.60%		6/15/2042			1,031,000	994,969
Constellation Energy Generation LLC	5.80%		3/1/2033			1,390,000	1,419,150
Constellation Energy Generation LLC	6.25%		10/1/2039			2,067,000	2,137,231
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030			1,441,190	1,385,179
NRG Energy, Inc.†	7.00%		3/15/2033			826,000	872,733
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(e)		2,111,000	2,310,817
Pacific Gas & Electric Co.	6.15%		1/15/2033			3,075,000	3,125,992
Palomino Funding Trust I†	7.233%		5/17/2028			2,239,000	2,351,206
PG&E Corp.	5.25%		7/1/2030			1,133,000	1,082,905
Pike Corp.†	5.50%		9/1/2028			1,033,000	992,603
Pike Corp.†	8.625%		1/31/2031			792,000	839,971
Puget Energy, Inc.	4.10%		6/15/2030			1,000,000	921,376
Talen Energy Supply LLC†	8.625%		6/1/2030			1,237,000	1,319,915
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(e)		1,135,000	1,126,222
Vistra Operations Co. LLC†	4.375%		5/1/2029			3,748,000	3,492,395
Total							34,899,788

Electronics 0.37%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034			709,000	709,757
EquipmentShare.com, Inc.†	8.625%		5/15/2032			1,109,000	1,151,333
Imola Merger Corp.†	4.75%		5/15/2029			886,000	829,001
Trimble, Inc.	6.10%		3/15/2033			1,426,000	1,477,431
Total							4,167,522

Energy-Alternate Sources 0.21%
Topaz Solar Farms LLC†	5.75%		9/30/2039			2,437,011	2,359,867

Engineering & Construction 0.88%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)(d)	7.00%		6/30/2034			688,000	697,426
Brand Industrial Services, Inc.†	10.375%		8/1/2030			1,015,000	1,098,173
Fluor Corp.	4.25%		9/15/2028			1,340,000	1,275,155
Heathrow Finance PLC	6.625%		3/1/2031		GBP	863,000	1,080,690
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$1,087,000	1,087,369

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Engineering & Construction (continued)
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	$845,000	$871,981
MasTec, Inc.†	4.50%	8/15/2028	1,146,000	1,093,797
MasTec, Inc.	5.90%	6/15/2029	1,047,000	1,052,247
TAV Havalimanlari Holding AS (Turkey)†(d)	8.50%	12/7/2028	1,080,000	1,106,730
TopBuild Corp.†	4.125%	2/15/2032	451,000	397,586
Total				9,761,154

Entertainment 1.51%
Boyne USA, Inc.†	4.75%	5/15/2029	1,174,000	1,096,205
Caesars Entertainment, Inc.†	4.625%	10/15/2029	1,956,000	1,794,612
Caesars Entertainment, Inc.†	7.00%	2/15/2030	1,549,000	1,583,552
Churchill Downs, Inc.†	4.75%	1/15/2028	1,787,000	1,707,958
Churchill Downs, Inc.†	5.50%	4/1/2027	1,116,000	1,098,735
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	843,000	848,864
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029	1,984,000	1,849,677
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026	1,393,000	1,321,992
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	2,000,000	1,795,641
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	2,394,000	2,263,703
WMG Acquisition Corp.†	3.75%	12/1/2029	1,613,000	1,463,872
Total				16,824,811

Environmental Control 0.18%
Madison IAQ LLC†	4.125%	6/30/2028	833,000	777,591
Madison IAQ LLC†	5.875%	6/30/2029	1,372,000	1,277,811
Total				2,055,402

Food 1.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	2,486,000	2,238,250
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028	827,000	782,064
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029	710,000	732,121
J M Smucker Co.	6.20%	11/15/2033	710,000	745,983
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030	1,243,000	1,129,554
McCormick & Co., Inc.	4.95%	4/15/2033	934,000	911,931
Post Holdings, Inc.†	4.50%	9/15/2031	1,190,000	1,067,397
Post Holdings, Inc.†	4.625%	4/15/2030	1,593,000	1,464,831
Smithfield Foods, Inc.†	5.20%	4/1/2029	2,021,000	1,961,638
U.S. Foods, Inc.†	4.75%	2/15/2029	1,241,000	1,178,106
Total				12,211,875

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Gas 0.09%
Southwest Gas Corp.	4.05%	3/15/2032	$1,055,000	$955,343

Hand/Machine Tools 0.29%
Regal Rexnord Corp.	6.05%	4/15/2028	1,090,000	1,103,506
Regal Rexnord Corp.	6.40%	4/15/2033	2,079,000	2,128,454
Total				3,231,960

Health Care-Products 0.67%
Bausch & Lomb Corp. (Canada)†(d)	8.375%	10/1/2028	1,066,000	1,092,650
Boston Scientific Corp.	6.50%	11/15/2035	701,000	778,501
Medline Borrower LP†	3.875%	4/1/2029	2,370,000	2,184,345
Medline Borrower LP†	5.25%	10/1/2029	1,293,000	1,234,947
Solventum Corp.†	5.45%	3/13/2031	1,167,000	1,152,664
Solventum Corp.†	5.60%	3/23/2034	1,012,000	994,387
Total				7,437,494

Health Care-Services 2.63%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	1,717,000	1,644,761
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,304,000	1,191,503
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	5,153,000	4,056,342
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	1,116,000	921,160
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	2,256,000	1,727,889
Concentra Escrow Issuer Corp.†(a)	6.875%	7/15/2032	578,000	586,329
DaVita, Inc.†	4.625%	6/1/2030	3,318,000	3,001,029
HCA, Inc.	3.50%	9/1/2030	2,358,000	2,127,642
HCA, Inc.	5.50%	6/1/2033	1,121,000	1,112,251
HCA, Inc.	7.69%	6/15/2025	420,000	427,060
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.875%	6/15/2054	1,115,000	1,097,856
IQVIA, Inc.	6.25%	2/1/2029	745,000	766,274
LifePoint Health, Inc.†	9.875%	8/15/2030	1,009,000	1,077,283
LifePoint Health, Inc.†	10.00%	6/1/2032	1,883,000	1,927,557
LifePoint Health, Inc.†	11.00%	10/15/2030	996,000	1,098,606
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,975,000	1,757,216
Molina Healthcare, Inc.†	3.875%	5/15/2032	2,065,000	1,791,224
Montefiore Obligated Group	5.246%	11/1/2048	2,454,000	1,894,210
Star Parent, Inc.†	9.00%	10/1/2030	1,049,000	1,102,653
Total				29,308,845

Holding Companies-Diversified 0.20%
Benteler International AG (Austria)†(d)	10.50%	5/15/2028	1,000,000	1,074,891
Stena International SA (Luxembourg)†(d)	7.25%	1/15/2031	1,175,000	1,202,232
Total				2,277,123

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Home Builders 0.10%
PulteGroup, Inc.	6.375%		5/15/2033	$1,017,000	$1,069,170

Home Furnishings 0.04%
Leggett & Platt, Inc.	4.40%		3/15/2029	446,000	407,869

Insurance 1.78%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer†	6.75%		4/15/2028	2,130,000	2,135,404
Arch Capital Finance LLC	4.011%		12/15/2026	1,011,000	980,700
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%		2/15/2031	952,000	941,899
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%		2/15/2032	1,131,000	1,105,672
Athene Global Funding†	1.985%		8/19/2028	1,143,000	995,545
Brown & Brown, Inc.	2.375%		3/15/2031	1,581,000	1,306,787
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054	805,000	811,210
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%		2/15/2031	1,222,000	1,213,812
HUB International Ltd.†	7.25%		6/15/2030	1,322,000	1,356,182
HUB International Ltd.†	7.375%		1/31/2032	909,000	922,369
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%		3/15/2030	371,000	387,250
NMI Holdings, Inc.	6.00%		8/15/2029	944,000	936,570
Old Republic International Corp.	5.75%		3/28/2034	720,000	718,578
Panther Escrow Issuer LLC†	7.125%		6/1/2031	1,376,000	1,392,793
RenaissanceRe Holdings Ltd.	3.60%		4/15/2029	2,403,000	2,220,767
Swiss RE Subordinated Finance PLC (United Kingdom)†(d)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	1,200,000	1,190,069
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,175,896
Total					19,791,503

Internet 0.35%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	2,756,000	2,847,565
Tencent Holdings Ltd. (China)†(d)	3.595%		1/19/2028	1,078,000	1,024,169
Total					3,871,734

Investment Companies 0.26%
ARES Capital Corp.	7.00%		1/15/2027	1,746,000	1,775,899
Blackstone Private Credit Fund†	6.25%		1/25/2031	1,114,000	1,108,255
Total					2,884,154

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Iron-Steel 0.73%
ArcelorMittal SA (Luxembourg)(d)	6.55%	11/29/2027	$1,037,000	$1,069,750
ATI, Inc.	7.25%	8/15/2030	1,596,000	1,649,740
Commercial Metals Co.	4.375%	3/15/2032	791,000	716,333
Mineral Resources Ltd. (Australia)†(d)	8.50%	5/1/2030	1,340,000	1,388,751
Samarco Mineracao SA (Brazil)(d)	9.00%	6/30/2031	1,227,000	1,141,661
Steel Dynamics, Inc.	3.45%	4/15/2030	948,000	866,352
U.S. Steel Corp.	6.875%	3/1/2029	1,240,000	1,247,376
Total				8,079,963

Leisure Time 1.16%
Carnival Corp.†	4.00%	8/1/2028	2,100,000	1,973,460
Carnival Corp.†	5.75%	3/1/2027	2,494,000	2,465,439
Carnival Corp.†	6.00%	5/1/2029	1,528,000	1,510,344
NCL Corp. Ltd.†	5.875%	3/15/2026	1,728,000	1,709,567
NCL Corp. Ltd.†	5.875%	2/15/2027	1,378,000	1,361,052
NCL Corp. Ltd.†	8.375%	2/1/2028	621,000	649,411
Polaris, Inc.	6.95%	3/15/2029	1,052,000	1,100,818
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	1,088,000	1,097,820
Viking Cruises Ltd.†	5.875%	9/15/2027	1,118,000	1,107,132
Total				12,975,043

Lodging 1.51%
Choice Hotels International, Inc.(a)	5.85%	8/1/2034	1,659,000	1,635,739
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	1,306,000	1,247,706
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	807,000	699,041
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,163,903
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	332,000	318,853
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	1,343,000	1,350,181
Marriott International, Inc.	3.50%	10/15/2032	1,250,000	1,082,839
Sands China Ltd. (Macau)(d)	2.85%	3/8/2029	2,826,000	2,489,143
Sands China Ltd. (Macau)(d)	4.375%	6/18/2030	2,240,000	2,065,153
Sands China Ltd. (Macau)(d)	5.40%	8/8/2028	1,442,000	1,412,805
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	1,278,000	1,125,898
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	1,138,000	1,110,774
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	1,193,000	1,137,747
Total				16,839,782

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	860,879

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Machinery-Diversified 0.58%
nVent Finance SARL (Luxembourg)(d)	2.75%	11/15/2031	$1,086,000	$894,487
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	1,794,000	1,787,603
SPX FLOW, Inc.†	8.75%	4/1/2030	874,000	898,184
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,889,000	1,833,258
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	1,048,000	1,054,516
Total				6,468,048

Media 2.39%
AMC Networks, Inc.	4.25%	2/15/2029	1,450,000	979,814
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,633,779
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	2,373,000	2,161,066
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,629,000	1,549,585
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.375%	3/1/2031	2,658,000	2,622,463
CSC Holdings LLC†	4.125%	12/1/2030	471,000	304,892
CSC Holdings LLC†	5.375%	2/1/2028	820,000	623,910
CSC Holdings LLC†	6.50%	2/1/2029	875,000	639,421
CSC Holdings LLC†	11.75%	1/31/2029	1,326,000	1,131,713
DISH DBS Corp.	5.875%	11/15/2024	826,000	785,016
DISH Network Corp.†	11.75%	11/15/2027	4,685,000	4,598,068
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	929,215
Gray Television, Inc.†	5.375%	11/15/2031	1,552,000	881,064
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	1,108,000	1,038,883
Nexstar Media, Inc.†	4.75%	11/1/2028	1,280,000	1,139,197
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	2,867,000	2,605,558
Univision Communications, Inc.†	4.50%	5/1/2029	1,279,000	1,076,260
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	2,312,000	1,973,964
Total				26,673,868

Metal Fabricate-Hardware 0.34%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	2,799,000	2,579,244
Vallourec SACA (France)†(d)	7.50%	4/15/2032	1,209,000	1,253,446
Total				3,832,690

Mining 2.16%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	1,062,000	1,092,518
Anglo American Capital PLC (United Kingdom)†(d)	5.625%	4/1/2030	1,100,000	1,107,935
Anglo American Capital PLC (United Kingdom)†(d)	5.75%	4/5/2034	1,083,000	1,081,367
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	2,292,000	2,291,015
First Quantum Minerals Ltd. (Canada)†(d)	9.375%	3/1/2029	360,000	376,605
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	2,270,000	2,031,726

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Mining (continued)
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%		4/15/2032		$2,271,000	$2,247,199
Freeport Indonesia PT (Indonesia)(d)	6.20%		4/14/2052		1,729,000	1,708,222
Freeport-McMoRan, Inc.	5.40%		11/14/2034		1,782,000	1,754,080
Glencore Funding LLC†	2.50%		9/1/2030		1,162,000	983,172
Hecla Mining Co.	7.25%		2/15/2028		1,194,000	1,196,151
Kaiser Aluminum Corp.†	4.50%		6/1/2031		1,528,000	1,354,814
Kinross Gold Corp. (Canada)(d)	6.25%		7/15/2033		1,800,000	1,882,998
Mirabela Nickel Ltd.	1.00%		9/10/2044		15,172	–	(f)
Nexa Resources SA (Brazil)†(d)	6.75%		4/9/2034		1,107,000	1,125,609
Novelis Corp.†	4.75%		1/30/2030		2,071,000	1,923,286
WE Soda Investments Holding PLC (United Kingdom)†(d)	9.50%		10/6/2028		1,815,000	1,862,871
Total						24,019,568

Office/Business Equipment 0.08%
Zebra Technologies Corp.†	6.50%		6/1/2032		913,000	923,960

Oil & Gas 9.05%
Antero Resources Corp.†	5.375%		3/1/2030		4,893,000	4,738,270
Apache Corp.	4.25%		1/15/2030		1,155,000	1,078,451
Apache Corp.	4.75%		4/15/2043		2,325,000	1,861,841
Apache Corp.	5.10%		9/1/2040		2,569,000	2,194,095
Baytex Energy Corp. (Canada)†(d)	8.50%		4/30/2030		2,044,000	2,139,342
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		2,322,229	2,433,986
BP Capital Markets PLC (United Kingdom)(d)	6.45% (5 yr. CMT + 2.15%	)#	–	(e)	473,000	487,064
California Resources Corp.†	8.25%		6/15/2029		1,081,000	1,104,210
Cenovus Energy, Inc. (Canada)(d)	5.40%		6/15/2047		3,346,000	3,083,556
Chesapeake Energy Corp.†	6.75%		4/15/2029		958,000	960,665
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,471,037
Civitas Resources, Inc.†	8.625%		11/1/2030		999,000	1,071,957
Civitas Resources, Inc.†	8.75%		7/1/2031		1,345,000	1,442,109
Comstock Resources, Inc.†	6.75%		3/1/2029		1,713,000	1,661,412
Continental Resources, Inc.	4.375%		1/15/2028		1,131,000	1,087,894
Continental Resources, Inc.†	5.75%		1/15/2031		2,222,000	2,185,986
Cosan Luxembourg SA (Luxembourg)†(d)	7.25%		6/27/2031		1,202,000	1,217,201
Crescent Energy Finance LLC†	7.375%		1/15/2033		1,951,000	1,956,426
Crescent Energy Finance LLC†	7.625%		4/1/2032		1,416,000	1,444,159
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(d)	8.50%		10/1/2030		1,058,000	1,111,487

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	$3,051,000	$2,189,112
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	2,036,000	2,076,516
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	1,099,000	1,146,820
Eni SpA (Italy)†(d)	5.50%	5/15/2034	1,088,000	1,078,397
Helmerich & Payne, Inc.	2.90%	9/29/2031	1,462,000	1,219,392
Kosmos Energy Ltd.†	7.75%	5/1/2027	2,079,000	2,034,274
Matador Resources Co.†	6.50%	4/15/2032	1,172,000	1,172,960
Matador Resources Co.†	6.875%	4/15/2028	2,168,000	2,203,223
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%	6/30/2031	2,125,880	1,885,681
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	3,062,000	2,981,063
Nabors Industries, Inc.†	7.375%	5/15/2027	1,124,000	1,144,199
Noble Finance II LLC†	8.00%	4/15/2030	1,002,000	1,043,570
Occidental Petroleum Corp.	6.125%	1/1/2031	1,899,000	1,944,870
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	878,303
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,118,206
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,152,583
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	2,004,881
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,518,906
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	1,203,000	1,275,223
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	1,589,000	1,429,046
Petroleos Mexicanos (Mexico)(d)	10.00%	2/7/2033	3,408,000	3,422,538
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA (Peru)†(a)(d)	6.24%	7/3/2036	1,155,000	1,156,723
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	1,295,000	1,282,322
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,481,710
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,291,000	1,209,302
Saturn Oil & Gas, Inc. (Canada)†(d)	9.625%	6/15/2029	1,578,000	1,593,990
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,084,000	1,133,875
Southwestern Energy Co.	5.375%	2/1/2029	1,546,000	1,503,729
Southwestern Energy Co.	5.375%	3/15/2030	1,659,000	1,603,760
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	1,408,000	1,541,404
Talos Production, Inc.†	9.00%	2/1/2029	1,055,000	1,108,108
Transocean, Inc.†	8.25%	5/15/2029	1,103,000	1,106,556
Transocean, Inc.†	8.50%	5/15/2031	1,103,000	1,104,356
Transocean, Inc.†	8.75%	2/15/2030	2,718,000	2,855,769
Valaris Ltd.†	8.375%	4/30/2030	1,522,000	1,576,911
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	1,670,000	1,643,360
Viper Energy, Inc.†	5.375%	11/1/2027	1,751,000	1,720,985
Viper Energy, Inc.†	7.375%	11/1/2031	784,000	812,736

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Vital Energy, Inc.†	7.75%	7/31/2029	$1,921,000	$1,937,803
Vital Energy, Inc.†	7.875%	4/15/2032	1,370,000	1,393,728
Vital Energy, Inc.	9.75%	10/15/2030	1,161,000	1,268,728
YPF SA (Argentina)(d)	9.50%	1/17/2031	1,076,000	1,094,176
Total				100,780,942

Oil & Gas Services 0.52%
Kodiak Gas Services LLC†	7.25%	2/15/2029	1,083,000	1,111,018
Oceaneering International, Inc.	6.00%	2/1/2028	1,964,000	1,943,459
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	768,000	770,257
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	887,000	894,480
Weatherford International Ltd.†	8.625%	4/30/2030	1,069,000	1,108,636
Total				5,827,850

Packaging & Containers 0.68%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	4.125%	8/15/2026	1,189,000	1,033,362
LABL, Inc.†	6.75%	7/15/2026	989,000	977,536
LABL, Inc.†	10.50%	7/15/2027	383,000	375,198
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	1,904,000	1,908,461
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	1,124,000	1,126,104
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	1,087,000	1,086,472
Sealed Air Corp.†	6.875%	7/15/2033	1,060,000	1,092,630
Total				7,599,763

Pharmaceuticals 0.65%
BellRing Brands, Inc.†	7.00%	3/15/2030	1,256,000	1,288,390
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%	4/30/2031	1,249,000	1,123,028
Owens & Minor, Inc.†	4.50%	3/31/2029	526,000	454,099
Owens & Minor, Inc.†	6.625%	4/1/2030	1,007,000	916,504
Perrigo Finance Unlimited Co. (Ireland)(d)	5.15%	6/15/2030	1,197,000	1,101,565
Takeda Pharmaceutical Co. Ltd. (Japan)(a)(d)	5.30%	7/5/2034	1,400,000	1,391,523
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	979,000	919,582
Total				7,194,691

Pipelines 3.23%
AI Candelaria Spain SA (Spain)†(d)	5.75%	6/15/2033	1,646,000	1,332,890
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	1,012,000	819,492

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	$251,000	$203,254
AI Candelaria Spain SA (Spain)†(d)	7.50%	12/15/2028	996,664	979,712
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%	7/15/2032	1,101,000	1,132,707
Boardwalk Pipelines LP	5.625%	8/1/2034	1,659,000	1,631,385
Cheniere Energy Partners LP	3.25%	1/31/2032	1,350,000	1,153,129
Colonial Enterprises, Inc.†	3.25%	5/15/2030	1,241,000	1,106,912
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	651,000	665,224
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	2,373,000	2,251,125
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	1,626,000	1,674,608
DT Midstream, Inc.†	4.30%	4/15/2032	1,293,000	1,173,128
EnLink Midstream LLC†	6.50%	9/1/2030	1,587,000	1,625,375
EQM Midstream Partners LP†	6.375%	4/1/2029	1,037,000	1,048,134
EQM Midstream Partners LP†	6.50%	7/1/2027	1,536,000	1,553,596
Hess Midstream Operations LP†	5.125%	6/15/2028	918,000	889,492
Kinder Morgan, Inc.	5.00%	2/1/2029	1,116,000	1,103,855
NGPL PipeCo LLC†	3.25%	7/15/2031	1,530,000	1,308,339
ONEOK, Inc.	3.95%	3/1/2050	913,000	663,169
ONEOK, Inc.	4.45%	9/1/2049	1,063,000	836,723
ONEOK, Inc.	6.05%	9/1/2033	1,596,000	1,643,967
Sabal Trail Transmission LLC†	4.246%	5/1/2028	1,125,000	1,083,885
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	1,293,000	1,161,141
Venture Global LNG, Inc.†	8.125%	6/1/2028	659,000	679,434
Venture Global LNG, Inc.†	8.375%	6/1/2031	1,186,000	1,231,040
Venture Global LNG, Inc.†	9.50%	2/1/2029	1,243,000	1,361,982
Western Midstream Operating LP	4.05%	2/1/2030	3,702,000	3,445,352
Western Midstream Operating LP	6.35%	1/15/2029	1,053,000	1,086,740
Williams Cos., Inc.	4.90%	3/15/2029	1,105,000	1,090,293
Total				35,936,083

Real Estate 0.25%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	1,104,000	1,096,893
Hunt Cos., Inc.†	5.25%	4/15/2029	1,179,000	1,072,569
Newmark Group, Inc.†	7.50%	1/12/2029	610,000	627,589
Total				2,797,051

REITS 1.29%
Brixmor Operating Partnership LP	4.05%	7/1/2030	1,185,000	1,100,169
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,166,358

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		$1,278,000	$1,146,775
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		1,000,000	1,001,289
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		1,095,000	1,015,130
Iron Mountain, Inc.†	4.50%	2/15/2031		1,221,000	1,103,182
Iron Mountain, Inc.†	4.875%	9/15/2029		1,134,000	1,069,490
Rayonier LP	2.75%	5/17/2031		2,532,000	2,116,567
Regency Centers LP	5.25%	1/15/2034		711,000	692,786
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028		1,147,000	1,187,819
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		2,948,000	2,792,196
Total					14,391,761

Retail 2.03%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		1,294,000	1,139,937
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	6.125%	6/15/2029		1,098,000	1,102,787
Advance Auto Parts, Inc.	3.50%	3/15/2032		1,739,000	1,478,426
Advance Auto Parts, Inc.	3.90%	4/15/2030		1,981,000	1,791,533
Alimentation Couche-Tard, Inc. (Canada)†(d)	5.267%	2/12/2034		830,000	818,219
Carvana Co.†	13.00%	6/1/2030		1,187,000	1,300,489
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		2,222,000	1,568,298
Gap, Inc.†	3.875%	10/1/2031		1,588,000	1,327,300
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029		1,510,000	1,470,692
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.75%	1/15/2032		766,000	733,565
LBM Acquisition LLC†	6.25%	1/15/2029		894,000	791,089
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,423,108
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		883,000	873,140
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		985,000	916,086
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		1,697,000	1,654,275
Staples, Inc.†	12.75%	1/15/2030		1,143,984	891,170
Stonegate Pub Co. Financing 2019 PLC	8.25%	7/31/2025	GBP	1,015,000	1,262,817
Tiffany & Co.	4.90%	10/1/2044		$1,466,000	1,371,538
White Cap Buyer LLC†	6.875%	10/15/2028		686,000	662,567
Total					22,577,036

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%	6/15/2011		1,250,000	0	(f)(g)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Semiconductors 0.90%
Entegris, Inc.†	4.75%	4/15/2029	$1,024,000	$980,508
Foundry JV Holdco LLC†	6.25%	1/25/2035	929,000	949,774
Marvell Technology, Inc.	5.95%	9/15/2033	1,107,000	1,144,238
Micron Technology, Inc.	5.30%	1/15/2031	665,000	663,683
ON Semiconductor Corp.†	3.875%	9/1/2028	1,171,000	1,081,575
Qorvo, Inc.†	3.375%	4/1/2031	1,324,000	1,136,213
Qorvo, Inc.	4.375%	10/15/2029	1,083,000	1,023,624
SK Hynix, Inc. (South Korea)†(d)	5.50%	1/16/2029	1,398,000	1,397,752
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033	1,564,000	1,649,257
Total				10,026,624

Shipbuilding 0.17%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	2,060,000	1,938,068

Software 1.84%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	1,929,000	1,777,726
Atlassian Corp. (Australia)(d)	5.50%	5/15/2034	1,181,000	1,170,630
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,330,000	2,239,269
Cloud Software Group, Inc.†	8.25%	6/30/2032	1,852,000	1,888,801
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,442,000	3,342,166
Constellation Software, Inc. (Canada)†(d)	5.158%	2/16/2029	772,000	771,925
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	3,107,500
MSCI, Inc.†	4.00%	11/15/2029	2,769,000	2,589,336
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,714,523
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	773,169
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	1,079,000	1,085,444
Total				20,460,489

Telecommunications 1.69%
Altice France SA (France)†(d)	5.50%	10/15/2029	1,383,000	913,426
Altice France SA (France)†(d)	8.125%	2/1/2027	2,251,000	1,690,065
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	1,264,000	1,221,038
Frontier Communications Holdings LLC†	5.875%	10/15/2027	2,402,000	2,347,436
Frontier Communications Holdings LLC†	6.75%	5/1/2029	3,016,000	2,769,452
Frontier Communications Holdings LLC†	8.75%	5/15/2030	2,295,000	2,367,356
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,834,000	1,421,496
Lumen Technologies, Inc.†	4.125%	4/15/2029	372,762	244,183
Lumen Technologies, Inc.†	4.125%	4/15/2030	649,761	409,414
Sprint Capital Corp.	6.875%	11/15/2028	1,018,000	1,079,917

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%		1/31/2031	$3,935,000	$3,271,687
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%		7/15/2031	1,253,000	1,058,460
Total					18,793,930

Transportation 0.19%
Rand Parent LLC†	8.50%		2/15/2030	1,099,000	1,113,782
XPO, Inc.†	7.125%		2/1/2032	961,000	985,847
Total					2,099,629

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	1,770,000	1,717,848
Total Corporate Bonds (cost $757,635,835)					745,521,391

FLOATING RATE LOANS(i) 6.16%

Aerospace/Defense 0.20%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2025	1,519,746	1,375,370
TransDigm, Inc. 2024 Term Loan K	8.085% (3 mo. USD Term SOFR + 2.75%	)	3/22/2030	856,892	859,484
Total					2,234,854

Airlines 0.18%
American Airlines, Inc. 2021 Term Loan	10.336% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	1,440,000	1,489,500
United Airlines, Inc. 2024 Term Loan B	8.094% (1 mo. USD Term SOFR + 2.75%	)	2/22/2031	475,764	477,548
Total					1,967,048

Automotive 0.10%
DexKo Global, Inc. 2021 USD Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	1,140,071	1,135,386

Beverages 0.10%
Pegasus BidCo BV 2024 USD Term Loan (Netherlands)(d)	–	(j)	7/12/2029	356	358
Triton Water Holdings, Inc. Term Loan	8.595% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028	1,101,324	1,102,976
Total					1,103,334

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Building Materials 0.40%
ACProducts, Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		$613,688	$521,890
CP Atlas Buyer, Inc. 2021 Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027		889,135	869,432
MI Windows and Doors LLC 2024 Term Loan B2	8.844% (1 mo. USD Term SOFR + 3.50%	)	3/28/2031		1,100,000	1,108,024
Quikrete Holdings, Inc. 2024 Term Loan B	7.844% (1 mo. USD Term SOFR + 2.50%	)	4/14/2031		1,004,483	1,007,883
Quikrete Holdings, Inc. 2024 Term Loan B1	7.594% (1 mo. USD Term SOFR + 2.25%	)	3/19/2029		1,004,483	1,006,306
Total						4,513,535

Chemicals 0.34%
Ineos Finance PLC 2024 EUR 1st Lien Term Loan B	–	(j)	6/23/2031	EUR	1,486,000	1,583,642
Iris Holding, Inc. Term Loan	10.18% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028		$1,119,604	1,058,026
Lonza Group AG USD Term Loan B (Luxembourg)(d)	9.27% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028		1,152,113	1,118,857
Total						3,760,525

Commercial Services 0.11%
Grant Thornton Advisors LLC Term Loan B	8.597% (3 mo. USD Term SOFR + 3.25%	)	6/2/2031		1,181,647	1,186,509

Computers 0.15%
McAfee LLC 2024 USD Term Loan B	8.579% (1 mo. USD Term SOFR + 3.25%	)	3/1/2029		1,655,787	1,656,176

Consumer Non-Durables 0.07%
Anastasia Parent LLC 2018 Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025		1,208,800	835,347

Diversified Capital Goods 0.11%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.294% (3 mo. EURIBOR + 3.50%	)	3/16/2029	EUR	1,162,111	1,238,602

Diversified Financial Services 0.23%
Advisor Group, Inc. 2024 Term Loan	–	(j)	8/17/2028		$476,889	478,947
Assetmark Financial Holdings, Inc. 2024 Term Loan	–	(j)	6/3/2031		440,000	440,825
Jane Street Group LLC 2024 Term Loan B	7.958% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028		1,691,237	1,691,668
Total						2,611,440

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Electric 0.00%
Helix Gen Funding LLC 2023 Term Loan	10.085% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027		$340	$342

Electric: Generation 0.03%
Astoria Energy LLC 2020 Term Loan B	8.958% (1 mo. USD Term SOFR + 3.50%	)	12/10/2027		25,158	25,225
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.096% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	98,326
Frontera Generation Holdings LLC 2021 Term Loan	18.596% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026		133,293	170,615
Total						294,166

Engineering & Construction 0.10%
Brand Industrial Services, Inc. 2024 Term Loan B	9.827% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030		1,062,805	1,067,529

Entertainment 0.15%
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(d)	8.835% (3 mo. USD Term SOFR + 3.50%	)	11/12/2029		1,695,750	1,698,294

Food 0.14%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.802% (3 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,566,999

Gas Distribution 0.10%
Freeport LNG Investments LLLP Term Loan B	9.086% (3 mo. USD Term SOFR + 3.50%	)	12/21/2028		$1,137,031	1,137,185

Health Care Products 0.24%
Bausch & Lomb Corp. Term Loan (Canada)(d)	8.689% (1 mo. USD Term SOFR + 3.25%	)	5/10/2027		2,249,434	2,228,345
Resonetics LLC 2024 Term Loan	9.082% (3 mo. USD Term SOFR + 3.75%	)	6/6/2031		453,000	454,416
Total						2,682,761

Health Care Services 0.40%
eResearchTechnology, Inc. 2024 Term Loan	9.344% (1 mo. USD Term SOFR + 4.00%	)	2/4/2027		1,135,997	1,142,892

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Health Care Services (continued)
Pacific Dental Services LLC 2024 Term Loan B	8.579% (1 mo. USD Term SOFR + 3.25%	)	3/15/2031		$1,089,292	$1,092,811
Radnet Management, Inc. 2024 Term Loan B	7.827% (3 mo. USD Term SOFR + 2.50%	)	4/18/2031		1,112,228	1,114,313
Star Parent, Inc. Term Loan B	9.085% (3 mo. USD Term SOFR + 3.75%	)	9/27/2030		1,094,258	1,094,690
Total						4,444,706

Healthcare 0.10%
Athenahealth Group, Inc. 2022 Term Loan B	8.594% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029		1,066,769	1,064,603

Insurance 0.18%
AssuredPartners, Inc. 2024 Incremental Term Loan B5	8.844% (1 mo. USD Term SOFR + 3.50%	)	2/14/2031		1,400,490	1,405,742
OneDigital Borrower LLC 2024 Term Loan	–	(j)	6/13/2031		564,000	563,298
Total						1,969,040

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	–	(j)	7/22/2030		717,000	716,889

Lodging 0.12%
One Hotels GmbH EUR Term Loan B	8.408% (3 mo. EURIBOR + 4.50%	)	4/2/2031	EUR	1,197,000	1,288,498

Machinery: Diversified 0.19%
LSF12 Badger Bidco LLC Term Loan B	11.344% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030		$1,140,281	1,140,281
SPX Flow, Inc. 2024 Term Loan B	8.844% (1 mo. USD Term SOFR + 3.50%	)	4/5/2029		918,407	924,762
Total						2,065,043

Media 0.32%
Cengage Learning, Inc. 2024 Term Loan B	9.538% (6 mo. USD Term SOFR + 4.25%	)	3/22/2031		1,050,368	1,054,637
Sinclair Television Group, Inc. 2021 Term Loan B3	8.591% (3 mo. USD Term SOFR + 3.00%	)	4/1/2028		1,222,275	870,969
Sinclair Television Group, Inc. 2022 Term Loan B4	9.194% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029		66,087	45,492
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%	)	3/31/2031		1,703,000	1,612,068
Total						3,583,166

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Metal Fabricate/Hardware 0.19%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.344% (1 mo. USD Term SOFR + 4.00%	)	8/16/2029	$1,105,061	$1,112,543
Tank Holding Corp. 2022 Term Loan	11.194% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	1,029,686	1,014,884
Total					2,127,427

Oil & Gas 0.10%
Parkway Generation LLC Term Loan B	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	1,008,728	1,009,106
Parkway Generation LLC Term Loan C	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	134,002	134,052
Total					1,143,158

Packaging 0.08%
Clydesdale Acquisition Holdings, Inc. Term Loan B	9.119% (1 mo. USD Term SOFR + 3.68%	)	4/13/2029	904,530	907,637

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	12/31/2025	76,918	9,653	(g)

Real Estate 0.02%
Cushman & Wakefield U.S. Borrower LLC 2024 Term Loan	9.094% (1 mo. USD Term SOFR + 3.75%	)	1/31/2030	260,632	262,586

Retail 0.49%
IRB Holding Corp. 2024 Term Loan B	8.194% (1 mo. USD Term SOFR + 2.75%	)	12/15/2027	1,492,000	1,493,119
Johnstone Supply LLC Term Loan	8.328% (3 mo. USD Term SOFR + 3.00%	)	5/16/2031	709,000	710,773
Restoration Hardware, Inc. Term Loan B	7.958% (1 mo. USD Term SOFR + 2.50%	)	10/20/2028	1,783,316	1,719,143
Staples, Inc. 2024 Term Loan B	11.084% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	1,674,000	1,539,661
Total					5,462,696

Semiconductors 0.09%
MKS Instruments, Inc. 2023 USD Term Loan B	7.828% (1 mo. USD Term SOFR + 2.50%	)	8/17/2029	948,126	950,297

Service 0.10%
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.329% - 8.35% (3 mo. USD Term SOFR + 3.00%	)	7/2/2029	1,135,065	1,135,916

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Software 0.60%
Applied Systems, Inc. 2024 1st Lien Term Loan	8.835% (3 mo. USD Term SOFR + 3.50%	)	2/24/2031		$1,144,399	$1,154,218
Banff Merger Sub, Inc. 2023 USD Term Loan	9.344% (1 mo. USD Term SOFR + 4.25%	)	12/29/2028		1,088,073	1,091,663
Cloud Software Group, Inc. 2024 USD Term Loan B	9.335% (3 mo. USD Term SOFR + 4.00%	)	3/30/2029		1,171,888	1,172,403
Modena Buyer LLC Term Loan	–	(j)	4/18/2031		1,622,000	1,585,254
Rocket Software, Inc. 2023 USD Term Loan B	10.094% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028		1,647,849	1,656,756
Total						6,660,294

Telecommunications 0.14%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(d)	–	(j)	3/25/2031		901,998	905,380
Lumen Technologies, Inc. 2024 Extended Term Loan B1	–	(j)	4/15/2029		899,337	623,164
Total						1,528,544

Transportation 0.11%
Genesee & Wyoming, Inc. 2024 Term Loan B	7.335% (3 mo. USD Term SOFR + 2.00%	)	4/10/2031		1,217,321	1,217,437

Utilities 0.12%
Calpine Corp. Term Loan B9	7.345% (1 mo. USD Term SOFR + 2.00%	)	1/31/2031		1,373,873	1,371,153
Total Floating Rate Loans (cost $69,254,679)						68,598,775

FOREIGN GOVERNMENT OBLIGATIONS 5.25%

Angola 0.24%
Angola Government International Bonds(d)	9.375%		5/8/2048		3,148,000	2,640,975

Argentina 0.48%
Argentina Republic Government International Bonds(d)	0.75%	(k)	7/9/2030		9,548,418	5,399,726

Benin 0.09%
Benin Government International Bonds†(d)	7.96%		2/13/2038		1,129,000	1,051,957

Brazil 0.15%
Brazil Notas do Tesouro Nacional	10.00%		1/1/2029	BRL	11,000,000	1,725,499

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Colombia 0.15%
Colombia Government International Bonds(d)	8.00%		4/20/2033		$1,575,000	$1,633,580

Costa Rica 0.10%
Costa Rica Government International Bonds†(d)	7.158%		3/12/2045		1,050,000	1,092,263

Dominican Republic 0.37%
Dominican Republic International Bonds†(d)	6.00%		2/22/2033		4,211,000	4,085,490

Ecuador 0.19%
Ecuador Government International Bonds†(d)	6.00%	(k)	7/31/2030		3,304,551	2,101,357

Egypt 0.11%
Egypt Government International Bonds(d)	8.50%		1/31/2047		239,000	177,702
Egypt Government International Bonds(d)	8.50%		1/31/2047		1,419,000	1,055,058
Total						1,232,760

El Salvador 0.37%
El Salvador Government International Bonds†(d)	0.25%		4/17/2030		1,385,000	42,125
El Salvador Government International Bonds(d)	8.625%		2/28/2029		3,189,000	2,835,022
El Salvador Government International Bonds†(d)	9.25%		4/17/2030		1,385,000	1,234,337
Total						4,111,484

Gabon 0.12%
Gabon Government International Bonds(d)	6.95%		6/16/2025		444,000	408,033
Gabon Government International Bonds(d)	6.95%		6/16/2025		954,000	876,720
Total						1,284,753

Kenya 0.19%
Republic of Kenya Government International Bonds(d)	7.00%		5/22/2027		1,067,000	1,017,456
Republic of Kenya Government International Bonds†(d)	9.75%		2/16/2031		1,141,000	1,096,016
Total						2,113,472

Mexico 0.30%
Mexico Bonos	7.50%		5/26/2033	MXN	70,000,000	3,295,605

Montenegro 0.08%
Montenegro Government International Bonds†(d)	7.25%		3/12/2031		$923,000	927,384

Nigeria 0.33%
Nigeria Government International Bonds(d)	7.143%		2/23/2030		3,077,000	2,678,567
Nigeria Government International Bonds(d)	7.625%		11/28/2047		1,421,000	1,034,092
Total						3,712,659

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Panama 0.19%
Panama Government International Bonds(d)	6.40%	2/14/2035		$785,000	$745,657
Panama Government International Bonds(d)	7.50%	3/1/2031		451,000	472,521
Panama Government International Bonds(d)	9.375%	4/1/2029		793,000	884,789
Total					2,102,967

Paraguay 0.05%
Paraguay Government International Bonds†	7.90%	2/9/2031	PYG	4,329,000,000	597,223

Senegal 0.34%
Senegal Government International Bonds†(d)	6.25%	5/23/2033		$4,458,000	3,749,209

Serbia 0.10%
Serbia International Bonds†(d)	6.00%	6/12/2034		1,143,000	1,126,567

Sri Lanka 0.12%
Sri Lanka Government International Bonds†(d)(h)	5.875%	7/25/2022		2,340,000	1,335,014

Trinidad And Tobago 0.19%
Trinidad & Tobago Government International Bonds†(d)	6.40%	6/26/2034		2,101,000	2,108,879

Turkey 0.63%
Istanbul Metropolitan Municipality†(d)	10.50%	12/6/2028		1,074,000	1,156,524
Turkiye Government International Bonds(d)	5.125%	2/17/2028		4,668,000	4,440,435
Turkiye Government International Bonds(d)	9.375%	3/14/2029		1,300,000	1,415,146
Total					7,012,105

Uruguay 0.19%
Uruguay Government International Bonds	9.75%	7/20/2033	UYU	82,483,888	2,116,205

Uzbekistan 0.07%
Republic of Uzbekistan International Bonds†(d)	6.90%	2/28/2032		$811,000	791,043

Venezuela 0.10%
Venezuela Government International Bonds(d)(h)	9.00%	5/7/2023		3,091,600	517,824
Venezuela Government International Bonds(d)(h)	11.75%	10/21/2026		2,721,600	525,566
Venezuela Government International Bonds(d)(h)	12.75%	8/23/2022		607,800	113,688
Total					1,157,078
Total Foreign Government Obligations (cost $58,622,148)					58,505,254

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.37%
Government National Mortgage Association(l)	2.50%	TBA		1,732,000	1,457,451
Government National Mortgage Association(l)	3.00%	TBA		7,324,000	6,384,024
Government National Mortgage Association(l)	3.50%	TBA		3,025,000	2,717,007

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(l)	4.00%		TBA	$5,624,000		$5,199,004
Government National Mortgage Association(l)	4.50%		TBA	4,107,000		3,904,836
Government National Mortgage Association(l)	5.00%		TBA	5,567,000		5,421,790
Government National Mortgage Association(l)	5.50%		TBA	5,471,000		5,426,471
Government National Mortgage Association(l)	6.00%		TBA	5,386,000		5,405,873
Government National Mortgage Association(l)	6.50%		TBA	10,799,000		10,948,840
Government National Mortgage Association(l)	7.00%		TBA	5,324,000		5,422,321
Uniform Mortgage-Backed Security(l)	2.00%		TBA	2,881,000		2,255,846
Uniform Mortgage-Backed Security(l)	2.50%		TBA	4,233,000		3,460,643
Uniform Mortgage-Backed Security(l)	3.00%		TBA	2,639,000		2,247,273
Uniform Mortgage-Backed Security(l)	3.50%		TBA	2,531,000		2,240,330
Uniform Mortgage-Backed Security(l)	4.00%		TBA	3,967,000		3,631,747
Uniform Mortgage-Backed Security(l)	4.50%		TBA	3,697,000		3,486,163
Uniform Mortgage-Backed Security(l)	5.00%		TBA	11,533,000		11,145,812
Uniform Mortgage-Backed Security(l)	5.50%		TBA	21,482,000		21,287,443
Uniform Mortgage-Backed Security(l)	6.00%		TBA	17,853,000		17,953,357
Uniform Mortgage-Backed Security(l)	6.50%		TBA	7,063,000		7,186,697
Uniform Mortgage-Backed Security(l)	7.00%		TBA	10,333,000		10,621,597
Total Government Sponsored Enterprises Pass-Throughs (cost $138,283,069)						137,804,525

INVESTMENTS IN UNDERLYING FUNDS 0.21%
Lord Abbett Private Credit Fund 1, LP(m)(n) (cost $2,330,097)				2,330,097	(o)	2,330,097

MUNICIPAL BONDS 0.31%

Miscellaneous 0.21%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	1,210,000		1,361,163
New York City Industrial Development Agency NY†	11.00%		3/1/2029	820,000		919,984
Total						2,281,147

Tax Revenue 0.10%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%		7/1/2045	1,415,000		1,135,204
Total Municipal Bonds (cost $3,962,757)						3,416,351

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.98%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	900,000		905,325
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.40% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	970,000		683,850

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	$710,000	$722,035
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	1,250,000	1,278,336
BFLD Mortgage Trust Series 2024-VICT Class A†(a)	7.19% (1 mo. USD Term SOFR + 1.89%	)	7/15/2041	800,000	797,968
BFLD Mortgage Trust Series 2024-VICT Class B†(a)	7.889% (1 mo. USD Term SOFR + 2.59%	)#	7/15/2041	400,000	398,984
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.876% (1 mo. USD Term SOFR + 1.55%	)#	7/15/2035	1,980,000	1,977,975
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.671% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	2,920,000	2,902,612
BPR Trust Series 2022-OANA Class A†	7.227% (1 mo. USD Term SOFR + 1.90%	)#	4/15/2037	1,400,000	1,402,216
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	949,000	823,323
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	6.143% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	2,770,000	2,737,384
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.771% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	1,822,170	1,818,695
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	1,361,755	1,356,210
BX Trust Series 2021-ARIA Class A†	6.343% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	500,000	494,167
BX Trust Series 2022-PSB Class A†	7.78% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	1,634,015	1,633,504
BX Trust Series 2024-VLT4 Class A†	6.811% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	900,000	900,330
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	1,340,000	1,357,947
CIM Trust Series 2018-INV1 Class B1†	4.705%	#(p)	8/25/2048	429,042	400,709
CSMC Trust Series 2021-BPNY Class A†	9.158% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	1,960,000	1,769,263
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	9.335% (30 day USD SOFR Average + 4.00%	)#	7/25/2042	380,000	406,331

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.435% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	$1,070,987	$1,096,668
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.585% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	2,200,000	2,333,436
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.735% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	800,000	820,834
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.635% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	1,335,495	1,369,427
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.885% (30 day USD SOFR Average + 3.55%	)#	8/25/2042	1,570,000	1,660,461
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	8.685% (30 day USD SOFR Average + 3.35%	)#	11/25/2043	1,350,000	1,432,661
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.535% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	1,270,894	1,273,784
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.335% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	1,100,000	1,161,630
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.235% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	2,370,000	2,539,322
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.035% (30 day USD SOFR Average + 2.70%	)#	7/25/2043	500,000	523,148
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	7.135% (30 day USD SOFR Average + 1.80%	)#	1/25/2044	500,000	507,600
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	8.135% (30 day USD SOFR Average + 2.80%	)#	3/25/2044	700,000	705,273
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.974% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	880,000	884,562

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.55% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	$1,046,863	$1,097,693
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.535% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	521,585	521,856
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.885% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	935,403	962,631
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.735% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	2,212,824	2,279,425
Great Wolf Trust Series 2024-WOLF Class A†	6.871% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	1,370,000	1,369,224
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.42% (1 mo. USD Term SOFR + 2.09%	)#	3/15/2028	1,620,000	1,624,734
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	7.091% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2029	1,220,000	1,218,460
HLTN Commercial Mortgage Trust Series 2024-DPLO Class D†	8.668% (1 mo. USD Term SOFR + 3.34%	)#	6/15/2041	200,000	200,049
HPLY Trust Series 2019-HIT Class A†	6.443% (1 mo. USD Term SOFR + 1.11%	)#	11/15/2036	632,449	630,586
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.144% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	1,388,071	(b)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.941% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	2,500,000	2,495,146
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.624% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	1,330,000	1,307,985
MCR Mortgage Trust Series 2024-TWA Class A†	5.924%		6/12/2039	300,000	299,747
NRTH Mortgage Trust Series 2024-PARK Class A†	6.97% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2041	2,048,000	2,046,412

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	$730,000	$727,505
SHOW Trust Series 2022-BIZ Class A†	8.311% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	3,593,565
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	750,000	741,246
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(p)	6/25/2054	1,692,215	1,703,648
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(p)	3/15/2040	1,350,000	1,350,437
Total Non-Agency Commercial Mortgage-Backed Securities (cost $67,377,826)					66,634,390

	Dividend Rate			Shares

PREFERRED STOCKS 0.10%

Transportation Infrastructure 0.10%
ACBL Holdings Corp. (cost $422,600)	Zero Coupon			16,904	1,098,760
Total Long-Term Investments (cost $1,242,071,155)					1,234,174,088

				Principal Amount†

SHORT-TERM INVESTMENTS 0.97%

Repurchase Agreements 0.97%
Repurchase Agreement dated 6/28/2024, 5.310% due 7/1/2024 with Barclays Bank PLC collateralized by $1,015,300 of U.S. Treasury Note at 4.625% due 6/15/2027; value: $1,020,408; proceeds: $1,000,443 (cost $1,000,000)				$1,000,000	1,000,000
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $10,711,700 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $9,972,289; proceeds: $9,778,960 (cost $9,776,679)				9,776,679	9,776,679
Total Repurchase Agreements (cost $10,776,679)					10,776,679
Total Investments in Securities 111.76% (cost $1,252,847,834)					1,244,950,767
Other Assets and Liabilities – Net(q) (11.76)%					(130,973,917)
Net Assets 100.00%					$1,113,976,850

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2024

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PYG	Paraguay Guarani.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SDR	Swedish Depository Receipt.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $650,176,465, which represents 58.37% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(m)).
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Amount is less than $1.
(g)	Level 3 Investment as described in Note 2(t) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2024.
(j)	Interest Rate to be determined.
(k)	Step Bond – Security with a predetermined schedule of interest rate changes.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Affiliated funds (See Note 13).
(n)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $2,330,097 or 0.21% of net assets.
(o)	Principal amount represents partnership interest.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$38,736	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	78,064
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$116,800

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$10,000,000	$(29,776)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000	(43,263)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(151,064)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(224,103)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $32,460, which includes upfront payment of $6,276. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at June 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Bank of America	8/9/2024	23,816,000	$15,775,147	$15,903,890	$128,743
Australian dollar	Buy	State Street Bank and Trust	8/9/2024	432,000	287,869	288,482	613
Australian dollar	Buy	Toronto Dominion Bank	8/9/2024	26,106,000	17,314,805	17,433,111	118,306
Australian dollar	Buy	Toronto Dominion Bank	8/9/2024	1,010,000	670,211	674,460	4,249
Australian dollar	Buy	Toronto Dominion Bank	8/9/2024	476,000	316,803	317,864	1,061
Canadian dollar	Buy	State Street Bank and Trust	8/9/2024	617,000	449,013	451,400	2,387
Euro	Buy	Morgan Stanley	8/20/2024	538,000	577,218	577,511	293
Swedish krona	Buy	Morgan Stanley	7/17/2024	655,000	61,326	61,843	517
Swedish krona	Buy	Morgan Stanley	7/17/2024	1,166,000	109,359	110,091	732
Swedish krona	Buy	Morgan Stanley	7/17/2024	3,266,000	306,919	308,367	1,448
Swedish krona	Buy	State Street Bank and Trust	7/17/2024	2,926,000	276,198	276,266	68
British pound	Sell	J.P. Morgan	8/30/2024	891,000	1,140,296	1,126,790	13,506

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	8/30/2024	4,550,000	$5,775,725	$5,754,092	$21,633
Canadian dollar	Sell	State Street Bank and Trust	8/9/2024	654,000	478,706	478,469	237
Canadian dollar	Sell	State Street Bank and Trust	8/9/2024	871,000	638,009	637,227	782
Euro	Sell	J.P. Morgan	8/20/2024	571,000	622,729	612,934	9,795
Euro	Sell	Morgan Stanley	8/20/2024	4,363,000	4,763,173	4,683,418	79,755
Euro	Sell	Morgan Stanley	8/20/2024	996,000	1,082,100	1,069,146	12,954
Euro	Sell	State Street Bank and Trust	8/20/2024	1,466,000	1,594,888	1,573,663	21,225
Euro	Sell	Toronto Dominion Bank	8/20/2024	1,185,000	1,276,550	1,272,026	4,524
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$422,828

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	8/9/2024	401,000	$267,850	$267,780	$(70)
British pound	Buy	Morgan Stanley	8/30/2024	1,360,000	1,728,312	1,719,905	(8,407)
British pound	Buy	State Street Bank and Trust	8/30/2024	841,000	1,072,308	1,063,559	(8,749)
British pound	Buy	Toronto Dominion Bank	8/30/2024	509,000	646,975	643,700	(3,275)
Australian dollar	Sell	Morgan Stanley	8/9/2024	1,887,000	1,249,992	1,260,104	(10,112)
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	6,004,000	4,378,694	4,392,550	(13,856)
Swedish krona	Sell	J.P. Morgan	7/17/2024	4,817,000	442,675	454,809	(12,134)
Swedish krona	Sell	J.P. Morgan	7/17/2024	7,548,000	687,236	712,663	(25,427)
Swedish krona	Sell	Morgan Stanley	7/17/2024	6,764,000	619,740	638,640	(18,900)
Swedish krona	Sell	Morgan Stanley	7/17/2024	7,547,000	704,388	712,569	(8,181)
Swedish krona	Sell	Morgan Stanley	7/17/2024	4,063,000	379,427	383,618	(4,191)
Swedish krona	Sell	State Street Bank and Trust	7/17/2024	4,782,000	440,971	451,504	(10,533)
Swedish krona	Sell	State Street Bank and Trust	7/17/2024	538,000	49,387	50,797	(1,410)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(125,245)

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2024	366	Long	$40,200,621	$40,254,281	$53,660
U.S. 10-Year Ultra Treasury Note	September 2024	106	Long	11,981,778	12,034,313	52,535
U.S. 2-Year Treasury Note	September 2024	468	Long	95,468,757	95,574,375	105,618
Total Unrealized Appreciation on Futures Contracts						$211,813

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2024	166	Long	$17,739,776	$17,691,969	$(47,807)
U.S. Long Bond	September 2024	50	Short	(5,851,345)	(5,915,625)	(64,280)
U.S. Ultra Bond	September 2024	43	Long	5,454,861	5,389,781	(65,080)
Total Unrealized Depreciation on Futures Contracts						$(177,167)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$46,665,701	$811,695		$47,477,396
Remaining Industries	–	9,769,740	–		9,769,740
Common Stocks
Aerospace & Defense	1,111,789	1,107,278	–		2,219,067
Automobile Components	–	694,369	–		694,369
Banks	3,453,868	1,002,538	–		4,456,406
Electrical Equipment	1,017,962	2,766,575	–		3,784,537
Electric-Generation	–	–	2,960		2,960
Hotels, Restaurants & Leisure	5,353,339	958,197	–		6,311,536
Machinery	1,107,555	2,740,681	–		3,848,236
Marine Transportation	–	1,087,348	–		1,087,348
Miscellaneous Financials	–	356,918	–		356,918
Personal Care Products	1,152,217	721,912	–		1,874,129
Specialty Retail	–	–	16,008		16,008
Textiles, Apparel & Luxury Goods	–	1,642,144	–		1,642,144
Transportation Infrastructure	–	106,020	–		106,020
Remaining Industries	66,617,731	–	–		66,617,731
Corporate Bonds
Banks	–	67,703,092	–	(3)	67,703,092
Mining	–	24,019,568	–	(4)	24,019,568
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	653,798,731	–		653,798,731
Floating Rate Loans
Personal & Household Products	–	–	9,653		9,653
Remaining Industries	–	68,589,122	–		68,589,122
Foreign Government Obligations	–	58,505,254	–		58,505,254
Government Sponsored Enterprises Pass-Throughs	–	137,804,525	–		137,804,525
Investments in Underlying Funds	–	2,330,097	–		2,330,097
Municipal Bonds	–	3,416,351	–		3,416,351
Non-Agency Commercial Mortgage-Backed Securities	–	65,246,319	1,388,071		66,634,390
Preferred Stocks	–	1,098,760	–		1,098,760
Short-Term Investments
Repurchase Agreements	–	10,776,679	–		10,776,679
Total	$79,814,461	$1,162,907,919	$2,228,387		$1,244,950,767

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared CPI Swap Contracts
Assets	$–	$116,800	$–	$116,800
Liabilities	–	(224,103)	–	(224,103)
Forward Foreign Currency Exchange Contracts
Assets	–	422,828	–	422,828
Liabilities	–	(125,245)	–	(125,245)
Futures Contracts
Assets	211,813	–	–	211,813
Liabilities	(177,167)	–	–	(177,167)
Total	$34,646	$190,280	$–	$224,926

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	45

Statement of Assets and Liabilities (unaudited)

June 30, 2024

Bond Debenture Portfolio
ASSETS:
Investments in securities, at fair value (cost $1,250,517,737)	$1,242,620,670
Investments in underlying funds, at fair value (cost $2,330,097)	2,330,097
Cash at brokers for forwards, swap contracts and TBA collateral	190,000
Deposits with brokers for futures collateral	1,831,050
Deposits with brokers for forwards and swap contracts collateral	1,761,578
Foreign cash, at value (cost $282,330)	278,452
Receivables:
Investment securities sold	141,421,656
Interest and dividends	15,575,764
Capital shares sold	619,601
Variation margin for centrally cleared swap contracts agreements	30,736
Unrealized appreciation on forward foreign currency exchange contracts	422,828
Prepaid expenses and other assets	9,180
Total assets	1,407,091,612
LIABILITIES:
Payables:
Investment securities purchased	289,703,768
Transfer agent fees	1,698,684
Capital shares reacquired	435,789
Management fee	431,880
To brokers for forwards, swap contracts and TBA collateral	190,000
Variation margin for futures contracts	171,700
Directors’ fees	130,411
Fund administration	36,568
To bank	33,149
Unrealized depreciation on forward foreign currency exchange contracts	125,245
Accrued expenses	157,568
Total liabilities	293,114,762
NET ASSETS	$1,113,976,850
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,248,146,956
Total distributable earnings (loss)	(134,170,106)
Net Assets	$1,113,976,850
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	105,053,724
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.60

46	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Bond Debenture Portfolio
Investment income:
Dividends (net of foreign withholding taxes of $24,799)	$461,674
Securities lending net income	19,404
Interest and other (net of foreign withholding taxes of $1,850)	35,441,767
Interest earned from Interfund Lending (See Note 10)	364
Dividend income from underlying funds (See Note 13)	32,033
Total investment income	35,955,242
Expenses:
Management fee	2,589,430
Non 12b-1 service fees	1,369,785
Shareholder servicing	547,716
Fund administration	219,121
Professional	39,846
Reports to shareholders	29,290
Custody	24,488
Directors’ fees	23,043
Other	52,038
Gross expenses	4,894,757
Fees waived and expenses reimbursed (See Note 3)	(24,488)
Net expenses	4,870,269
Net investment income	31,084,973
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(669,779)
Net realized gain (loss) on futures contracts	(4,777,736)
Net realized gain (loss) on forward foreign currency exchange contracts	(112,030)
Net realized gain (loss) on swap contracts	46,133
Net realized gain (loss) on foreign currency related transactions	31,767
Net change in unrealized appreciation/depreciation on investments	265,331
Net change in unrealized appreciation/depreciation on futures contracts	3,197,213
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	528,527
Net change in unrealized appreciation/depreciation on swap contracts	519,774
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,445)
Net realized and unrealized gain (loss)	(972,245)
Net Increase in Net Assets Resulting From Operations	$30,112,728

See Notes to Financial Statements.	47

Statements of Changes in Net Assets

	Bond Debenture Portfolio
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$31,084,973	$53,470,644
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(5,481,645)	(65,742,451)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	4,509,400	80,238,273
Net increase in net assets resulting from operations	30,112,728	67,966,466
Distributions to shareholders:	–	(54,999,909)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	52,919,688	68,812,865
Reinvestment of distributions	–	54,999,909
Cost of shares reacquired	(63,520,121)	(126,485,018)
Net decrease in net assets resulting from capital share transactions	(10,600,433)	(2,672,244)
Net increase in net assets	19,512,295	10,294,313
NET ASSETS:
Beginning of period	$1,094,464,555	$1,084,170,242
End of period	$1,113,976,850	$1,094,464,555

48	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distri- butions
6/30/2024(c)	$10.32	$0.29	$(0.01)	$0.28	$–	$–	$–
12/31/2023	10.20	0.51	0.16	0.67	(0.55)	–	(0.55)
12/31/2022	12.29	0.45	(2.01)	(1.56)	(0.50)	(0.03)	(0.53)
12/31/2021	12.48	0.40	0.01	0.41	(0.39)	(0.21)	(0.60)
12/31/2020	12.08	0.44	0.43	0.87	(0.47)	–	(0.47)
12/31/2019	11.08	0.46	1.02	1.48	(0.48)	–	(0.48)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.

50	See Notes to Financial Statements.

			Ratios to Average Net Assets:(f)						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.60	2.71	(d)	0.89	(e)	0.89	(e)	5.67	(e)	$1,113,977	141	(d)
10.32	6.55		0.89		0.90		4.97		1,094,465	259
10.20	(12.80)		0.89		0.89		4.02		1,084,170	182
12.29	3.28		0.89		0.89		3.11		1,330,920	96
12.48	7.30		0.91		0.91		3.65		1,176,259	96
12.08	13.35		0.92		0.92		3.84		1,187,443	232

See Notes to Financial Statements.	51

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund also invests in the Lord Abbett Private Credit Fund 1, LP, (“PCF”) which is a limited partnership available only to the Fund and certain other investment companies managed by Lord Abbett.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at the most recent monthly net asset value (“NAV”). Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has

Notes to Financial Statements (unaudited)(continued)

occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on

Notes to Financial Statements (unaudited)(continued)

translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Notes to Financial Statements (unaudited)(continued)

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an

Notes to Financial Statements (unaudited)(continued)

option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. Net realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains and losses on investments in the Fund’s Statement of Operations.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(k)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement

Notes to Financial Statements (unaudited)(continued)

date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(n)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(o)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(p)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended June 30, 2024, the Fund did not enter into reverse repurchase agreements.

(q)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance

Notes to Financial Statements (unaudited)(continued)

with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments ,if any, is presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2024, the Fund did not have any unfunded loan commitments.

(r)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

(t)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .47% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $24,488 of fund administration fees during the six months ended June 30, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Bond Debenture Portfolio	$–	$ –	$–	$–	$ –

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Bond Debenture Portfolio	$–	$54,999,909	$–	$–	$54,999,909

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Bond Debenture Portfolio	$(86,013,295)	$(66,479,957)	$(152,493,252)

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Bond Debenture Portfolio	$1,252,305,564	$28,127,171	$(35,257,042)	$(7,129,871)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$1,238,731,272	$500,923,461	$1,234,191,453	$477,611,026

*	Includes U.S. Government sponsored enterprises securities

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into CPI swap contracts during the six months ended June 30, 2024 (as described in Note 2(s)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared swap contracts, the clearinghouse guarantees CPI swap contracts against default.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	$116,800
Forward Foreign Currency Exchange Contracts(2)	–	$422,828	–
Futures Contracts(3)	$211,813	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	$224,103
Forward Foreign Currency Exchange Contracts(4)	–	$125,245	–
Futures Contracts(3)	$177,167	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the during the six months ended June 30, 2024, were as follows:

	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$46,133	–
Forward Foreign Currency Exchange Contracts(2)	–	$(112,030)
Futures Contracts(3)	$(4,777,736)	–
Net Change in Unrealized Appreciation/ Depreciation
CPI/Interest Rate Swap Contracts(4)	$519,774	–
Forward Foreign Currency Exchange Contracts(5)	–	$528,527
Futures Contracts(6)	$3,197,213	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(7)	$24,573,000	–
Forward Foreign Currency Exchange Contracts(7)	–	$29,722,747
Futures Contracts(8)	1,358	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported

Notes to Financial Statements (unaudited)(continued)

amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$422,828	$–	$422,828
Repurchase Agreements	10,776,679	–	10,776,679
Total	$11,199,507	$–	$11,199,507

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$128,743	$–	$–	$–	$128,743
J.P. Morgan	23,301	(23,301)	–	–	–
Morgan Stanley	95,699	(49,791)	–	–	45,908
State Street Bank and Trust	46,945	(20,762)	–	–	26,183
Toronto Dominion Bank	128,140	(17,131)	–	–	111,009
Fixed Income Clearing Corp.	9,776,679	–	–	(9,776,679)	–
Barclays Bank PLC	1,000,000	–	–	(1,000,000)	–
Total	$11,199,507	$(110,985)	$–	$(10,776,679)	$311,843

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$125,245	$–	$125,245
Total	$125,245	$–	$125,245

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
J.P. Morgan	$37,561	$(23,301)	$–	$–	$14,260
Morgan Stanley	49,791	(49,791)	–	–	–
State Street Bank and Trust	20,762	(20,762)	–	–	–
Toronto Dominion Bank	17,131	(17,131)	–	–	–
Total	$125,245	$(110,985)	$–	$–	$14,260

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2024.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2024, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income
$2,917,202	4.57%	$364

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

13.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett (“underlying fund”). Typically, private credit investments are not traded in public markets and are illiquid, such that an underlying fund may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. An underlying fund will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. An underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or a Fund indirectly. Additionally, private credit investments can range in credit

Notes to Financial Statements (unaudited)(continued)

quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the underlying fund’s private credit investment will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the Fund currently has no redemption rights. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF. The Fund indirectly bear the proportionate share of the expenses of the PCF. The annualized expense ratio for the PCF for the period ended June 30, 2024 was 20.86% consisting of interest and borrowing costs of 20.16% and net operating expenses of 0.70%.

The Fund had the following transactions with the PCF during the six months ended June 30, 2024:

Value at 12/31/2023	Contributions	Withdrawals	Net Realized Gain (Loss	)	Net Change in Appreciation (Depreciation	)	Value at 6/30/2024	Dividend Income
–	2,330,097	–	–		–		2,330,097	$32,033

The Fund has unfunded commitment to make investments in the PCF at a future date in the amount of $27,669,903 at period end. This unfunded commitment is not recognized as an asset on the Statement of Assets and Liabilities at period end.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value

Notes to Financial Statements (unaudited)(continued)

of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Notes to Financial Statements (unaudited)(concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	5,066,779	6,642,890
Reinvestment of distributions	-	5,350,186
Shares reacquired	(6,088,336)	(12,205,031)
Decrease	(1,021,557)	(211,955)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and five- year periods, and above the median of the performance peer group for the three- and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	LASFBD-3 (08/24)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2024

1	Schedule of Investments (Item 7)

37	Statement of Assets and Liabilities (Item 7)

38	Statement of Operations (Item 7)

39	Statements of Changes in Net Assets (Item 7)

40	Financial Highlights (Item 7)

42	Notes to Financial Statements (Item 7)

57	Changes in and Disagreements with Accountants (Item 8)

57	Proxy Disclosures (Item 9)

57	Remuneration Paid to Directors, Officers, and Others (Item 10)

57	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.75%

ASSET-BACKED SECURITIES 25.30%

Automobiles 9.94%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%		5/15/2028	$300,000	$300,943
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	111,844	111,890
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	170,000	170,342
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	100,000	101,008
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	260,000	261,277
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%		4/19/2027	234,382	234,940
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%		2/18/2028	245,000	245,072
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%		3/20/2026	115,000	112,948
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	260,000	246,998
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	6.435% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	224,287	225,103
CarMax Auto Owner Trust Series 2023-3 Class A2A	5.72%		11/16/2026	184,503	184,518
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	300,000	299,949
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	130,000	130,792
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	70,905
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	12,642	12,165
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	228,689	225,646
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	120,000	118,508
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	165,000	165,049
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	377,877	377,910
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	340,000	341,613
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%		10/15/2026	103,762	103,947
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%		5/15/2030	3,808	3,800

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	$88,988	$88,856
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	734	732
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	87,140	87,300
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%	9/15/2026	47,543	47,576
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	285,000	286,011
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	270,000	268,209
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	160,000	159,435
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	310,000	309,254
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	240,000	232,252
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	680,000	679,770
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3	0.35%	10/16/2025	1,385	1,381
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	233,015
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	175,000	172,705
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%	11/20/2028	185,000	185,630
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22%	10/21/2025	203,624	203,439
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	200,000	199,576
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	250,000	250,145
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	145,000	144,461
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	165,000	165,458
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	310,000	311,576
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	275,000	275,243
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	235,000	236,213
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	120,000	120,241
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	123,647	119,877

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	$178,798	$177,943
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	325,000	322,253
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	125,000	125,925
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	172,266	172,324
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	225,000	225,899
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	110,000	110,296
SBNA Auto Lease Trust Series 2023-A Class A3†	6.51%	4/20/2027	335,000	338,910
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	180,000	179,741
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%	11/20/2026	150,000	150,166
SBNA Auto Lease Trust Series 2024-B Class A3†	5.56%	11/22/2027	195,000	195,611
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	130,000	130,248
SFS Auto Receivables Securitization Trust Series 2024-1 Class A3†	4.95%	5/21/2029	85,000	84,533
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	115,000	115,393
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	225,000	224,894
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	34,593	34,347
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	109,531	109,524
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%	3/15/2028	150,000	150,479
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	80,000	79,314
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%	6/15/2026	55,376	55,363
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	420,311	420,774
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	120,000	119,938
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	210,000	209,969
Total				12,557,522

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 2.08%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%		4/16/2029	$330,000	$333,369
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	120,000	122,423
BA Credit Card Trust Series 2024-A1 Class A	4.93%		5/15/2029	330,000	330,426
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	680,000	668,576
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	120,000	119,601
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	690,000	687,565
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	185,000	186,360
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/17/2031	180,000	181,264
Total					2,629,584

Other 12.86%
ACREC Ltd. Series 2021-FL1 Class A†	6.596% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	207,461	206,036
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.843% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	265,600	264,398
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	225,000	227,798
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	180,000	182,239
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	215,000	214,835
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	99,742
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.745% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	450,000	452,218
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	6.646% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	187,972	188,245
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.69% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	250,000	250,202
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	6.59% (3 mo. USD Term SOFR + 1.27%	)#	4/25/2035	250,000	250,691
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	93,869	84,230
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.513% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	97,122	96,333

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.783% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	$230,000	$229,037
ARES L CLO Ltd. Series 2018-50A Class AR†	6.64% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	235,810	236,065
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR†	6.718% (3 mo. USD Term SOFR + 1.39%	)#	4/19/2034	450,000	450,378
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.719% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	250,000	250,314
Barings CLO Ltd. Series 2019-3A Class A1R†	6.656% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2031	500,000	500,296
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	6.671% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	250,000	250,897
Betony CLO 2 Ltd. Series 2018-1A Class A1†	6.671% (3 mo. USD Term SOFR + 1.34%	)#	4/30/2031	307,647	307,943
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	177,208	177,217
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.763% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	206,225	205,323
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	394,264	394,560
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	250,000	250,520
Cedar Funding IX CLO Ltd. Series 2018-9A Class A1†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	4/20/2031	206,494	206,677
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.686% (3 mo. USD Term SOFR + 1.36%	)#	10/20/2032	250,000	250,320
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.655% (3 mo. USD Term SOFR + 1.31%	)#	5/29/2032	220,000	220,158
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.69% (3 mo. USD Term SOFR + 1.36%	)#	7/15/2033	250,000	250,286
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.589% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	412,214	412,508
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	240,105	240,233

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dell Equipment Finance Trust Series 2024-1 Class A2†	5.58%		3/22/2030	$160,000	$160,254
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	6.955% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2035	250,000	250,272
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.57% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2028	85,391	85,475
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.947% (3 mo. USD Term SOFR + 1.63%	)#	1/17/2034	250,000	250,642
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.535% (3 mo. USD Term SOFR + 1.21%	)#	7/24/2030	95,222	95,379
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030	375,000	373,600
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.463% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	170,000	169,575
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.443% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	107,790	106,963
KKR CLO 24 Ltd. Series 24 Class A1R†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	250,000	250,426
KKR CLO 40 Ltd. Series 40A Class AR†	6.63% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	340,000	340,765
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	235,597
LFT CRE Ltd. Series 2021-FL1 Class B†	7.193% (1 mo. USD Term SOFR + 1.86%	)#	6/15/2039	200,000	196,860
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.883% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	259,148	259,553
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	7/21/2030	205,285	205,487
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.58% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2034	239,931	240,199
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	279,128
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	330,000	330,690
MF1 LLC Series 2022-FL9 Class A†	7.489% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	100,000	100,158
MF1 LLC Series 2024-FL14 Class A†	7.076% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	280,000	279,737
MF1 Ltd. Series 2021-FL7 Class A†	6.526% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	99,035	98,602
Mountain View CLO LLC Series 2017-1A Class AR†	6.679% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029	55,502	55,516

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.687% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	$154,070	$154,340
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.741% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	250,000	251,033
OCP CLO Ltd. Series 2019-17A Class A1R†	6.626% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2032	300,000	300,000
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	84,210	84,265
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	6.585% (3 mo. USD Term SOFR + 1.26%	)#	1/25/2031	172,016	172,454
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.584% (3 mo. USD Term SOFR + 1.26%	)#	2/14/2031	477,930	478,254
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.767% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	234,438	234,705
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	10,238	10,215
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	127,508
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	245,000	245,773
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	22,170	22,070
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	220,000	221,555
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	130,000	130,533
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.67% (3 mo. USD Term SOFR + 1.34%	)#	10/15/2031	186,130	186,287
Romark CLO Ltd. Series 2017-1A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	158,680	158,904
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	275,000	275,609
RR Ltd. Series 2022-24A Class A1AR†	7.059% (3 mo. USD Term SOFR + 1.73%	)#	1/15/2036	360,000	361,293
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	47,437	47,117
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	244,483	240,937
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	100,000	100,672
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.647% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	211,786	212,047

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.955% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2034	$300,000	$300,630
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	225,000	223,423
Total					16,254,201

Rec Vehicle Loan 0.11%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	3,114	3,098
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	46,903	46,550
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	88,687	88,312
Total					137,960

Student Loan 0.31%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	57,266	51,931
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	159,419	140,543
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	158,353	139,855
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	56,355	51,082
Total					383,411
Total Asset-Backed Securities (cost $32,006,435)					31,962,678

CORPORATE BONDS 59.41%

Aerospace/Defense 1.34%
BAE Systems PLC (United Kingdom)†(a)	5.00%		3/26/2027	200,000	198,587
Boeing Co.	2.196%		2/4/2026	158,000	148,575
Boeing Co.	2.25%		6/15/2026	30,000	27,947
Boeing Co.	3.20%		3/1/2029	105,000	93,199
Boeing Co.	4.875%		5/1/2025	62,000	61,354
Boeing Co.†	6.259%		5/1/2027	116,000	116,828
Boeing Co.†	6.298%		5/1/2029	183,000	185,629
Bombardier, Inc. (Canada)†(a)	7.125%		6/15/2026	17,000	17,260
Bombardier, Inc. (Canada)†(a)	7.875%		4/15/2027	82,000	82,260
HEICO Corp.	5.25%		8/1/2028	60,000	60,114
Hexcel Corp.	4.95%		8/15/2025	135,000	133,607
Rolls-Royce PLC (United Kingdom)†(a)	5.75%		10/15/2027	359,000	360,970
Triumph Group, Inc.†	9.00%		3/15/2028	195,000	204,650
Total					1,690,980

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Agriculture 1.12%
BAT Capital Corp.	2.789%	9/6/2024	$54,000	$53,658
BAT Capital Corp.	3.222%	8/15/2024	385,000	383,572
BAT International Finance PLC (United Kingdom)(a)	5.931%	2/2/2029	109,000	111,590
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	400,000	407,209
Reynolds American, Inc.	4.45%	6/12/2025	76,000	75,131
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	411,000	384,483
Total				1,415,643

Airlines 0.20%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	128,344	128,702
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	122,313	122,792
Total				251,494

Apparel 0.19%
PVH Corp.	4.625%	7/10/2025	38,000	37,567
Tapestry, Inc.	7.05%	11/27/2025	168,000	170,863
Tapestry, Inc.	7.35%	11/27/2028	34,000	35,297
Total				243,727

Auto Manufacturers 3.10%
Daimler Truck Finance North America LLC†	5.125%	9/25/2027	150,000	149,354
Ford Motor Credit Co. LLC	2.30%	2/10/2025	200,000	195,579
Ford Motor Credit Co. LLC	3.375%	11/13/2025	400,000	387,283
Ford Motor Credit Co. LLC	4.134%	8/4/2025	200,000	196,329
Ford Motor Credit Co. LLC	5.125%	6/16/2025	200,000	198,553
Ford Motor Credit Co. LLC	5.80%	3/8/2029	237,000	236,279
Ford Motor Credit Co. LLC	5.85%	5/17/2027	200,000	200,068
General Motors Financial Co., Inc.	2.75%	6/20/2025	134,000	130,288
General Motors Financial Co., Inc.	4.35%	1/17/2027	62,000	60,409
General Motors Financial Co., Inc.	5.35%	7/15/2027	85,000	84,791
General Motors Financial Co., Inc.	5.40%	4/6/2026	73,000	72,873
General Motors Financial Co., Inc.	5.40%	5/8/2027	103,000	102,976
General Motors Financial Co., Inc.	5.55%	7/15/2029	93,000	93,026
Hyundai Capital America†	1.00%	9/17/2024	47,000	46,515
Hyundai Capital America†	1.30%	1/8/2026	75,000	70,408
Hyundai Capital America†	1.50%	6/15/2026	91,000	84,366
Hyundai Capital America†	2.00%	6/15/2028	121,000	106,825
Hyundai Capital America†	5.50%	3/30/2026	112,000	111,941
Hyundai Capital America†	5.65%	6/26/2026	121,000	121,338

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	5.95%		9/21/2026	$130,000	$131,080
Hyundai Capital America†	6.10%		9/21/2028	128,000	131,492
Hyundai Capital America†	6.50%		1/16/2029	151,000	157,744
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	229,000	234,582
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	200,000	199,589
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	200,000	201,150
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	213,000	213,521
Total					3,918,359

Auto Parts & Equipment 0.21%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	118,000	118,887
ZF North America Capital, Inc.†	6.875%		4/14/2028	150,000	153,031
Total					271,918

Banks 16.85%
ABN AMRO Bank NV (Netherlands)†(a)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	200,000	202,715
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	413,080
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	200,000	195,890
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	5.381%		3/13/2029	200,000	200,728
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	31,000	29,252
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	237,000	227,130
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	78,000	76,552
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	74,000	68,606
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	271,000	266,194
Bank of America Corp.	3.95%		4/21/2025	157,000	154,779
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	168,000	166,692
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	553,288
Bank of Ireland Group PLC (Ireland)†(a)	5.601% (SOFR + 1.62%	)#	3/20/2030	200,000	199,974
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	400,000	402,142
Bank of Montreal (Canada)(a)	5.266%		12/11/2026	99,000	98,877

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Nova Scotia (Canada)(a)	5.35%		12/7/2026	$76,000	$76,116
Barclays PLC (United Kingdom)(a)	5.829% (SOFR + 2.21%	)#	5/9/2027	200,000	200,390
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	203,374
Barclays PLC (United Kingdom)(a)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	210,806
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	178,706
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	229,000	221,407
BNP Paribas SA (France)†(a)	2.591% (SOFR + 1.23%	)#	1/20/2028	414,000	384,990
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	200,000	198,346
BNP Paribas SA (France)†(a)	5.497% (SOFR + 1.59%	)#	5/20/2030	400,000	398,549
BPCE SA (France)†(a)	4.50%		3/15/2025	200,000	197,364
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	196,106
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	250,000	250,244
CaixaBank SA (Spain)†(a)	5.673% (SOFR + 1.78%	)#	3/15/2030	200,000	199,231
Canadian Imperial Bank of Commerce (Canada)(a)	5.001%		4/28/2028	99,000	98,319
Canadian Imperial Bank of Commerce (Canada)(a)	5.237%		6/28/2027	123,000	122,839
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	743,000	728,070
Citigroup, Inc.	3.875%		3/26/2025	59,000	58,201
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	231,000	229,701
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	241,450
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	250,000	249,885
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	79,000	78,769
Credit Agricole SA (France)†(a)	4.375%		3/17/2025	435,000	429,996
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	200,000	190,144
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	400,000	394,759

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	$600,000	$581,040
Danske Bank AS (Denmark)†(a)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	200,000	200,209
Danske Bank AS (Denmark)†(a)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	200,000	200,637
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	200,000	200,567
Discover Bank	4.25%		3/13/2026	250,000	243,934
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.25%		4/26/2029	200,000	199,583
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.70%		3/14/2028	200,000	202,384
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	250,000	247,264
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	242,000	223,520
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%	)#	8/10/2026	94,000	94,064
HSBC Holdings PLC (United Kingdom)(a)	2.999% (SOFR + 1.43%	)#	3/10/2026	200,000	196,246
HSBC Holdings PLC (United Kingdom)(a)	5.597% (SOFR + 1.06%	)#	5/17/2028	200,000	200,834
HSBC Holdings PLC (United Kingdom)(a)	5.887% (SOFR + 1.57%	)#	8/14/2027	200,000	201,548
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	63,000	61,046
ING Groep NV (Netherlands)(a)	6.083% (SOFR + 1.56%	)#	9/11/2027	252,000	254,910
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025	148,000	147,195
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	64,000	61,668
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	69,000	68,310
JPMorgan Chase & Co.	6.289% (SOFR + 0.92%	)#	2/24/2026	115,000	115,499
KeyBank NA	4.70%		1/26/2026	250,000	245,120
Lloyds Banking Group PLC (United Kingdom)(a)	4.582%		12/10/2025	200,000	196,423
Lloyds Banking Group PLC (United Kingdom)(a)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	200,000	201,246
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	90,110

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(a)	1.201% (SOFR + 0.69%	)#	10/14/2025	$76,000	$74,911
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%	)#	1/12/2027	65,000	60,870
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	28,000	26,493
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%	)#	8/9/2026	180,000	179,080
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	524,000	514,639
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.962% (1 yr. CMT + 0.45%	)#	10/11/2025	200,000	197,229
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	215,000	214,877
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	200,000	199,657
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	30,000	29,712
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	75,721
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	106,673
National Securities Clearing Corp.†	4.90%		6/26/2029	250,000	249,335
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	400,000	405,406
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	200,549
NatWest Markets PLC (United Kingdom)†(a)	5.416%		5/17/2027	200,000	199,963
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%	)#	10/20/2027	80,000	81,964
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	62,691
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	40,000	39,819
Santander U.K. Group Holdings PLC (United Kingdom)(a)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	184,619
Santander U.K. Group Holdings PLC (United Kingdom)†(a)	4.75%		9/15/2025	200,000	196,905
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%	)#	1/10/2029	200,000	205,582
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	200,000	187,028

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	$200,000	$195,652
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	200,113
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	200,000	201,988
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.80%		7/13/2028	200,000	204,315
Swedbank AB (Sweden)†(a)	6.136%		9/12/2026	200,000	203,473
Toronto-Dominion Bank (Canada)(a)	4.693%		9/15/2027	50,000	49,270
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	90,000	83,733
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	55,000	53,959
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	68,834
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	71,000	71,530
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	117,000	114,402
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	109,627
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	53,000	53,153
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	123,000	124,895
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	180,000	185,380
UBS Group AG (Switzerland)†(a)	1.305% (SOFR + 0.98%	)#	2/2/2027	250,000	233,280
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	183,535
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%	)#	6/5/2026	250,000	241,641
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	400,000	395,356
UBS Group AG (Switzerland)†(a)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	200,000	199,645
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	84,000	81,583
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	161,000	159,046
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	169,000	166,706

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	$177,000	$176,292
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	196,805
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	115,000	116,022
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	102,755
Total					21,293,731

Beverages 0.16%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	138,226
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	70,000	70,338
Total					208,564

Biotechnology 0.19%
Illumina, Inc.	5.75%		12/13/2027	154,000	155,476
Illumina, Inc.	5.80%		12/12/2025	84,000	84,125
Total					239,601

Chemicals 0.43%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	354,000	359,450
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	200,000	189,234
Total					548,684

Coal 0.16%
Coronado Finance Pty. Ltd. (Australia)†(a)	10.75%		5/15/2026	200,000	208,315

Commercial Services 0.53%
Block, Inc.	2.75%		6/1/2026	45,000	42,544
Element Fleet Management Corp. (Canada)†(a)	5.643%		3/13/2027	85,000	85,235
Gartner, Inc.†	4.50%		7/1/2028	139,000	134,087
Global Payments, Inc.	2.65%		2/15/2025	36,000	35,307
Global Payments, Inc.	4.95%		8/15/2027	178,000	176,296
GXO Logistics, Inc.	6.25%		5/6/2029	153,000	155,696
Triton Container International Ltd.†	2.05%		4/15/2026	46,000	42,896
Total					672,061

Computers 0.20%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	130,000	122,522
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	47,000	42,416

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers (continued)
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(a)	6.00%	6/4/2029	$36,000	$36,428
Hewlett Packard Enterprise Co.	5.90%	10/1/2024	48,000	47,997
Total				249,363

Distribution/Wholesale 0.16%
Mitsubishi Corp. (Japan)†(a)(b)	5.00%	7/2/2029	200,000	200,074

Diversified Financial Services 2.61%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%	10/29/2024	300,000	296,017
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%	4/15/2027	156,000	159,617
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.50%	7/15/2025	198,000	199,569
Aircastle Ltd.†	5.25%	8/11/2025	113,000	112,167
Ally Financial, Inc.	5.75%	11/20/2025	103,000	102,399
Aviation Capital Group LLC†	1.95%	1/30/2026	132,000	124,264
Aviation Capital Group LLC†	5.375%	7/15/2029	65,000	64,263
Aviation Capital Group LLC†	5.50%	12/15/2024	109,000	108,728
Aviation Capital Group LLC†	6.25%	4/15/2028	174,000	177,605
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%	2/21/2026	249,000	234,166
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%	2/21/2028	84,000	75,495
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.25%	2/15/2027	68,000	63,662
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%	4/15/2026	116,000	112,721
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%	3/1/2029	81,000	80,575
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%	11/15/2029	87,000	86,502
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%	5/4/2028	33,000	33,527
Bread Financial Holdings, Inc.†	7.00%	1/15/2026	25,000	24,992
KODIT Global Co. Ltd. (South Korea)†(a)	5.357%	5/29/2027	200,000	200,812
LPL Holdings, Inc.†	4.00%	3/15/2029	169,000	157,612
LPL Holdings, Inc.†	4.625%	11/15/2027	189,000	182,955
LPL Holdings, Inc.	5.70%	5/20/2027	47,000	47,203
LPL Holdings, Inc.	6.75%	11/17/2028	150,000	157,576
Navient Corp.	5.875%	10/25/2024	144,000	143,889
Navient Corp.	6.75%	6/25/2025	37,000	37,014
Nuveen Finance LLC†	4.125%	11/1/2024	148,000	147,093
Nuveen LLC†	5.55%	1/15/2030	59,000	59,341
Radian Group, Inc.	6.20%	5/15/2029	107,000	108,094
Total				3,297,858

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 5.97%
AEP Texas, Inc.	5.45%		5/15/2029	$60,000	$60,332
AES Corp.†	3.30%		7/15/2025	433,000	422,688
AES Corp.	5.45%		6/1/2028	136,000	135,743
Alexander Funding Trust II†	7.467%		7/31/2028	200,000	211,760
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	196,000	195,145
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,133
Alliant Energy Finance LLC†	5.95%		3/30/2029	279,000	285,763
Ameren Corp.	5.00%		1/15/2029	127,000	125,769
Black Hills Corp.	5.95%		3/15/2028	105,000	107,516
Calpine Corp.†	5.25%		6/1/2026	14,000	13,857
CenterPoint Energy, Inc.	5.40%		6/1/2029	121,000	121,481
Cikarang Listrindo Tbk. PT (Indonesia)(a)	4.95%		9/14/2026	200,000	194,872
Cleco Corporate Holdings LLC	3.743%		5/1/2026	414,000	399,345
Constellation Energy Generation LLC	5.60%		3/1/2028	71,000	71,942
DTE Energy Co.	4.22%	(c)	11/1/2024	207,000	205,821
DTE Energy Co.	4.875%		6/1/2028	145,000	142,778
DTE Energy Co.	5.10%		3/1/2029	140,000	138,904
Duke Energy Corp.	4.85%		1/5/2029	93,000	91,864
Electricite de France SA (France)†(a)	5.65%		4/22/2029	200,000	201,820
Electricite de France SA (France)†(a)	5.70%		5/23/2028	201,000	203,106
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	200,000	196,930
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025	272,000	271,168
Evergy Missouri West, Inc.†	5.15%		12/15/2027	182,000	180,945
Eversource Energy	5.95%		2/1/2029	106,000	108,363
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	334,414
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	64,596
FirstEnergy Transmission LLC†	4.35%		1/15/2025	247,000	244,725
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	77,302
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	80,364
National Grid PLC (United Kingdom)(a)	5.602%		6/12/2028	70,000	70,711
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	117,000	117,295
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	80,000	80,173
NextEra Energy Operating Partners LP†	3.875%		10/15/2026	309,000	294,161
OGE Energy Corp.	5.45%		5/15/2029	48,000	48,384
Pacific Gas & Electric Co.	3.15%		1/1/2026	258,645	249,245
Pacific Gas & Electric Co.	3.30%		12/1/2027	100,000	93,266
Pacific Gas & Electric Co.	5.45%		6/15/2027	48,000	48,044
Pacific Gas & Electric Co.	5.55%		5/15/2029	84,000	84,223
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	93,000	94,636

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Southern Co.	4.475%	(c)	8/1/2024	$250,000	$249,650
Southern Co.	5.113%		8/1/2027	177,000	176,651
System Energy Resources, Inc.	6.00%		4/15/2028	639,000	650,386
Vistra Operations Co. LLC†	3.55%		7/15/2024	350,000	349,598
Total					7,540,869

Electronics 0.02%
Keysight Technologies, Inc.	4.60%		4/6/2027	30,000	29,475

Energy-Alternate Sources 0.15%
Greenko Dutch BV (Netherlands)†(a)	3.85%		3/29/2026	200,200	189,124

Engineering & Construction 0.29%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	240,000	247,663
MasTec, Inc.	5.90%		6/15/2029	116,000	116,581
Total					364,244

Entertainment 0.24%
Warnermedia Holdings, Inc.	3.638%		3/15/2025	115,000	113,239
Warnermedia Holdings, Inc.	3.755%		3/15/2027	140,000	132,952
Warnermedia Holdings, Inc.	4.054%		3/15/2029	58,000	53,576
Total					299,767

Environmental Control 0.13%
Veralto Corp.†	5.50%		9/18/2026	161,000	161,070

Food 0.34%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%		3/15/2026	143,000	137,490
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%		1/15/2027	262,000	253,304
Tyson Foods, Inc.	5.40%		3/15/2029	36,000	36,059
Total					426,853

Gas 0.61%
Brooklyn Union Gas Co.†	4.632%		8/5/2027	254,000	246,229
National Fuel Gas Co.	5.50%		1/15/2026	211,000	210,424
National Fuel Gas Co.	5.50%		10/1/2026	80,000	79,892
NiSource, Inc.	5.20%		7/1/2029	70,000	69,745
Southwest Gas Corp.	5.45%		3/23/2028	80,000	80,640
Southwest Gas Corp.	5.80%		12/1/2027	89,000	90,389
Total					777,319

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Hand/Machine Tools 0.37%
Regal Rexnord Corp.	6.05%	2/15/2026	$187,000	$187,553
Regal Rexnord Corp.	6.05%	4/15/2028	273,000	276,383
Total				463,936

Health Care-Products 0.53%
Baxter International, Inc.	1.322%	11/29/2024	71,000	69,722
Solventum Corp.†	5.40%	3/1/2029	235,000	234,331
Solventum Corp.†	5.45%	2/25/2027	367,000	366,718
Total				670,771

Health Care-Services 1.17%
Centene Corp.	2.45%	7/15/2028	130,000	115,521
Centene Corp.	4.25%	12/15/2027	687,000	656,509
HCA, Inc.	5.25%	4/15/2025	237,000	235,949
HCA, Inc.	5.25%	6/15/2026	18,000	17,929
HCA, Inc.	5.375%	2/1/2025	52,000	51,835
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	57,765
Humana, Inc.	5.70%	3/13/2026	78,000	78,008
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	200,000	202,059
IQVIA, Inc.	6.25%	2/1/2029	63,000	64,799
Total				1,480,374

Home Builders 0.04%
Toll Brothers Finance Corp.	4.875%	11/15/2025	45,000	44,516

Home Furnishings 0.20%
Leggett & Platt, Inc.	3.50%	11/15/2027	54,000	49,524
LG Electronics, Inc. (South Korea)†(a)	5.625%	4/24/2027	200,000	201,079
Total				250,603

Insurance 4.11%
AEGON Funding Co. LLC†	5.50%	4/16/2027	231,000	230,125
Aon Corp.	8.205%	1/1/2027	100,000	105,651
Athene Global Funding†	5.339%	1/15/2027	125,000	125,021
Athene Global Funding†	5.516%	3/25/2027	138,000	138,400
Athene Global Funding†	5.583%	1/9/2029	117,000	117,531
Athene Global Funding†	5.684%	2/23/2026	99,000	99,276
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	237,050
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	171,438
Brighthouse Financial Global Funding†	5.65%	6/10/2029	139,000	139,003
CNO Financial Group, Inc.	5.25%	5/30/2025	119,000	118,275

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
CNO Global Funding†	5.875%	6/4/2027	$176,000	$176,679
CNO Global Funding †	1.75%	10/7/2026	150,000	137,475
Corebridge Global Funding†	5.20%	1/12/2029	70,000	69,704
Corebridge Global Funding†	5.75%	7/2/2026	51,000	51,205
Equitable Financial Life Global Funding†	1.40%	7/7/2025	143,000	137,027
Equitable Financial Life Global Funding†	5.45%	3/3/2028	138,000	138,149
F&G Annuities & Life, Inc.	6.50%	6/4/2029	85,000	84,758
F&G Annuities & Life, Inc.	7.40%	1/13/2028	155,000	160,204
F&G Global Funding†	0.90%	9/20/2024	59,000	58,331
F&G Global Funding†	1.75%	6/30/2026	332,000	305,468
F&G Global Funding†	2.30%	4/11/2027	114,000	103,262
F&G Global Funding†	5.15%	7/7/2025	307,000	304,418
F&G Global Funding†	5.875%	6/10/2027	122,000	121,420
GA Global Funding Trust†	0.80%	9/13/2024	150,000	148,342
GA Global Funding Trust†	3.85%	4/11/2025	372,000	366,137
GA Global Funding Trust†	5.50%	1/8/2029	163,000	163,083
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	45,875
Jackson National Life Global Funding†	1.75%	1/12/2025	150,000	146,678
Jackson National Life Global Funding†	5.50%	1/9/2026	150,000	149,406
Jackson National Life Global Funding†(b)	5.55%	7/2/2027	168,000	167,621
Jackson National Life Global Funding†	5.60%	4/10/2026	150,000	149,747
Met Tower Global Funding†	5.25%	4/12/2029	150,000	150,821
MGIC Investment Corp.	5.25%	8/15/2028	59,000	57,474
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	50,000	50,272
NMI Holdings, Inc.	6.00%	8/15/2029	48,000	47,622
Principal Life Global Funding II†	5.10%	1/25/2029	123,000	122,339
RGA Global Funding†	5.448%	5/24/2029	94,000	94,275
Total				5,189,562

Internet 0.21%
Uber Technologies, Inc.†	4.50%	8/15/2029	283,000	270,170

Leisure Time 0.27%
Harley-Davidson Financial Services, Inc.†	5.95%	6/11/2029	37,000	36,930
NCL Corp. Ltd.†	3.625%	12/15/2024	212,000	210,084
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	88,000	92,977
Total				339,991

Lodging 0.32%
Hyatt Hotels Corp.	1.80%	10/1/2024	57,000	56,402
Hyatt Hotels Corp.	5.25%	6/30/2029	72,000	71,430

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Hyatt Hotels Corp.	5.75%	1/30/2027	$22,000	$22,224
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	202,410
Las Vegas Sands Corp.	5.90%	6/1/2027	47,000	47,266
Total				399,732

Machinery: Construction & Mining 0.46%
Weir Group PLC (United Kingdom)†(a)	2.20%	5/13/2026	616,000	578,426

Machinery-Diversified 0.02%
AGCO Corp.	5.45%	3/21/2027	28,000	28,075

Media 0.38%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	100,000	99,100
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	123,000	124,223
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	47,000	44,247
Discovery Communications LLC	3.95%	3/20/2028	43,000	40,200
FactSet Research Systems, Inc.	2.90%	3/1/2027	52,000	48,678
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	124,551
Total				480,999

Mining 1.65%
Anglo American Capital PLC (United Kingdom)†(a)	2.25%	3/17/2028	200,000	179,156
Anglo American Capital PLC (United Kingdom)†(a)	3.625%	9/11/2024	200,000	199,022
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	400,000	387,988
Anglo American Capital PLC (United Kingdom)†(a)	4.75%	4/10/2027	200,000	196,394
Freeport Indonesia PT (Indonesia)†(a)	4.763%	4/14/2027	200,000	196,870
Freeport-McMoRan, Inc.	4.55%	11/14/2024	226,000	225,035
Glencore Funding LLC†	1.625%	4/27/2026	26,000	24,320
Glencore Funding LLC†	3.875%	10/27/2027	34,000	32,454
Glencore Funding LLC†	4.00%	3/27/2027	407,000	392,519
Glencore Funding LLC†	5.371%	4/4/2029	162,000	161,300
Glencore Funding LLC†	6.125%	10/6/2028	85,000	87,045
Total				2,082,103

Oil & Gas 6.11%
Apache Corp.	4.375%	10/15/2028	370,000	350,823
Berry Petroleum Co. LLC†	7.00%	2/15/2026	250,000	247,338
California Resources Corp.†	7.125%	2/1/2026	179,000	179,552
Canadian Natural Resources Ltd. (Canada)(a)	3.85%	6/1/2027	79,000	76,007
Chesapeake Energy Corp.†	5.50%	2/1/2026	159,000	157,682

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Chord Energy Corp.†	6.375%	6/1/2026	$126,000	$126,071
CITGO Petroleum Corp.†	7.00%	6/15/2025	117,000	117,078
Civitas Resources, Inc.†	5.00%	10/15/2026	200,000	194,886
Civitas Resources, Inc.†	8.375%	7/1/2028	85,000	89,172
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	613,885
Continental Resources, Inc.	4.375%	1/15/2028	209,000	201,034
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	72,717
Crescent Energy Finance LLC†	9.25%	2/15/2028	138,000	145,941
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	99,000	98,830
Devon Energy Corp.	5.25%	10/15/2027	225,000	224,434
Diamondback Energy, Inc.	5.15%	1/30/2030	48,000	47,810
Diamondback Energy, Inc.	5.20%	4/18/2027	46,000	46,023
Ecopetrol SA (Colombia)(a)	5.375%	6/26/2026	122,000	119,605
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	309,000	312,097
EQT Corp.†	3.125%	5/15/2026	243,000	232,392
EQT Corp.	5.70%	4/1/2028	82,000	82,859
HF Sinclair Corp.†	5.00%	2/1/2028	201,000	194,805
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	247,000	244,801
Marathon Oil Corp.	5.30%	4/1/2029	117,000	117,515
Matador Resources Co.†	6.875%	4/15/2028	137,000	139,226
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027	119,000	120,879
Moss Creek Resources Holdings, Inc.†	7.50%	1/15/2026	130,000	130,354
Occidental Petroleum Corp.	6.375%	9/1/2028	275,000	283,950
Ovintiv, Inc.	5.375%	1/1/2026	250,000	248,867
Ovintiv, Inc.	5.65%	5/15/2025	76,000	75,921
Ovintiv, Inc.	5.65%	5/15/2028	139,000	140,629
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	145,000	136,617
Permian Resources Operating LLC†	7.75%	2/15/2026	142,000	143,278
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	460,000	441,868
Petroleos Mexicanos (Mexico)(a)	6.875%	10/16/2025	26,000	25,925
Range Resources Corp.	8.25%	1/15/2029	173,000	179,416
Rockcliff Energy II LLC†	5.50%	10/15/2029	200,000	187,344
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	118,000	122,101
SM Energy Co.	5.625%	6/1/2025	154,000	153,443
SM Energy Co.	6.75%	9/15/2026	129,000	129,146
Southwestern Energy Co.	5.70%	1/23/2025	156,000	155,871
Strathcona Resources Ltd. (Canada)†(a)	6.875%	8/1/2026	183,000	181,229
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	103,000	107,287

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%	8/15/2025	$200,000	$192,006
Viper Energy, Inc.†	5.375%	11/1/2027	130,000	127,772
Total				7,716,486

Oil & Gas Services 0.16%
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	200,000	204,303

Packaging & Containers 0.03%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	35,000	35,743

Pharmaceuticals 0.79%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	300,000	293,634
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	246,000	233,715
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	202,188
Bayer U.S. Finance LLC†	6.25%	1/21/2029	200,000	204,278
Cigna Group	5.685%	3/15/2026	69,000	69,004
Total				1,002,819

Pipelines 2.17%
Buckeye Partners LP	3.95%	12/1/2026	181,000	171,920
Buckeye Partners LP†	4.125%	3/1/2025	121,000	119,616
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	271,223
DCP Midstream Operating LP	5.375%	7/15/2025	32,000	31,937
Enbridge, Inc. (Canada)(a)	5.30%	4/5/2029	70,000	70,135
Enbridge, Inc. (Canada)(a)	5.90%	11/15/2026	75,000	75,880
Energy Transfer LP†	5.625%	5/1/2027	177,000	176,319
Energy Transfer LP†	6.00%	2/1/2029	183,000	184,373
EnLink Midstream LLC†	5.625%	1/15/2028	245,000	243,700
EnLink Midstream Partners LP	4.15%	6/1/2025	138,000	135,722
EQM Midstream Partners LP†	7.50%	6/1/2027	12,000	12,263
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	39,000	39,910
Kinder Morgan, Inc.	5.00%	2/1/2029	153,000	151,335
Kinetik Holdings LP†	6.625%	12/15/2028	89,000	90,481
ONEOK, Inc.	5.65%	11/1/2028	64,000	64,985
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	58,000	57,572
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	173,000	174,351
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	244,213
Venture Global LNG, Inc.†	8.125%	6/1/2028	115,000	118,566
Western Midstream Operating LP	4.75%	8/15/2028	65,000	63,591

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Western Midstream Operating LP	6.35%	1/15/2029	$39,000	$40,250
Williams Cos., Inc.	4.90%	3/15/2029	115,000	113,469
Williams Cos., Inc.	5.30%	8/15/2028	87,000	87,293
Total				2,739,104

REITS 2.43%
American Tower Corp.	1.60%	4/15/2026	202,000	188,672
American Tower Corp.	3.60%	1/15/2028	261,000	246,414
American Tower Corp.	3.65%	3/15/2027	46,000	44,067
American Tower Corp.	5.25%	7/15/2028	82,000	81,861
American Tower Corp.	5.50%	3/15/2028	123,000	123,788
Crown Castle, Inc.	3.65%	9/1/2027	94,000	89,375
Crown Castle, Inc.	4.80%	9/1/2028	70,000	68,561
Crown Castle, Inc.	5.00%	1/11/2028	74,000	73,129
EPR Properties	4.50%	6/1/2027	70,000	66,989
EPR Properties	4.75%	12/15/2026	171,000	165,315
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	368,000	365,192
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	79,000	78,415
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	290,000	273,733
Kite Realty Group Trust	4.00%	3/15/2025	72,000	70,934
Prologis Targeted U.S. Logistics Fund LP†	5.25%	4/1/2029	32,000	32,033
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	189,000	186,598
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	169,214
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	197,000	190,148
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	175,420
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	248,000	244,965
Vornado Realty LP	2.15%	6/1/2026	46,000	42,445
Vornado Realty LP	3.50%	1/15/2025	97,000	95,564
Total				3,072,832

Retail 0.69%
CEC Entertainment LLC†	6.75%	5/1/2026	247,000	245,195
Home Depot, Inc.	4.75%	6/25/2029	94,000	93,476
Home Depot, Inc.	5.10%	12/24/2025	195,000	194,825
Home Depot, Inc.	5.15%	6/25/2026	157,000	157,184
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	175,000	176,564
Total				867,244

Semiconductors 0.54%
Entegris, Inc.†	4.75%	4/15/2029	205,000	196,293
Foundry JV Holdco LLC†	5.90%	1/25/2030	200,000	202,999

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Microchip Technology, Inc.	4.25%		9/1/2025	$59,000	$58,106
Qorvo, Inc.	1.75%		12/15/2024	30,000	29,416
SK Hynix, Inc. (South Korea)†(a)	5.50%		1/16/2027	200,000	199,686
Total					686,500

Shipbuilding 0.10%
Huntington Ingalls Industries, Inc.	2.043%		8/16/2028	143,000	125,914

Software 0.23%
Atlassian Corp. (Australia)(a)	5.25%		5/15/2029	111,000	111,039
Concentrix Corp.	6.65%		8/2/2026	59,000	59,629
Oracle Corp.	2.30%		3/25/2028	67,000	60,593
Take-Two Interactive Software, Inc.	4.95%		3/28/2028	59,000	58,469
Total					289,730

Telecommunications 0.36%
AT&T, Inc.	5.539%		2/20/2026	173,000	172,998
Motorola Solutions, Inc.	5.00%		4/15/2029	48,000	47,642
Sprint Capital Corp.	6.875%		11/15/2028	190,000	201,556
T-Mobile USA, Inc.	3.75%		4/15/2027	40,000	38,454
Total					460,650

Toys/Games/Hobbies 0.26%
Hasbro, Inc.	3.90%		11/19/2029	352,000	324,796

Transportation 0.04%
Ryder System, Inc.	5.50%		6/1/2029	48,000	48,470

Trucking & Leasing 0.57%
GATX Corp.	5.40%		3/15/2027	50,000	50,063
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	48,000	45,854
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	263,363
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	151,000	150,771
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		3/30/2029	59,000	58,992
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	150,000	153,683
Total					722,726
Total Corporate Bonds (cost $75,114,919)					75,075,668

FLOATING RATE LOANS(d) 4.24%

Airlines 0.03%
Mileage Plus Holdings LLC 2020 Term Loan B	10.744% (3 mo. USD Term SOFR + 5.25%	)	6/21/2027	33,750	34,479

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.54%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4	7.194% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	$336,268	$336,852
Jane Street Group LLC 2024 Term Loan B	7.958% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028	248,711	248,775
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(a)	7.346% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	93,827	94,462
Total					680,089

Electrical Components & Equipment 0.23%
Energizer Holdings, Inc. 2024 Term Loan B	7.344% (1 mo. USD Term SOFR + 2.00%	)	12/22/2027	295,035	296,143

Health Care Services 0.24%
DaVita, Inc. 2020 Term Loan B	7.095% (1 mo. USD Term SOFR + 1.75%	)	8/12/2026	158,690	158,822
HCA, Inc. 2021 Term Loan A	6.819% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	147,973	148,343
Total					307,165

Health Services 0.43%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.458% (1 mo. USD Term SOFR + 2.00%	)	2/22/2028	537,794	538,197

Internet 0.51%
Gen Digital, Inc. 2021 Term Loan A	6.944% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	316,447	316,696
Match Group, Inc. 2020 Term Loan B	7.244% (3 mo. USD Term SOFR + 1.75%	)	2/13/2027	325,000	325,000
Total					641,696

Leisure Time 0.03%
Carnival Corp. 2024 Term Loan B2	8.094% (1 mo. USD Term SOFR + 2.75%	)	8/8/2027	41,967	42,230

Manufacturing 0.48%
DirecTV Financing LLC Term Loan	10.458% (1 mo. USD Term SOFR + 5.00%	)	8/2/2027	268,633	269,506
Virgin Media Bristol LLC USD Term Loan N	7.943% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	350,000	335,304
Total					604,810

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.30%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	$382,111	$382,075

Pharmaceuticals 0.62%
Elanco Animal Health, Inc. Term Loan B	7.179% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	781,435	779,544

Pipelines 0.04%
Buckeye Partners LP 2024 Term Loan B3	7.344% (1 mo. USD Term SOFR + 2.00%	)	11/1/2026	55,517	55,635

Real Estate Investment Trusts 0.49%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.444% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	628,665	625,525

Retail 0.30%
KFC Holding Co. 2021 Term Loan B	7.196% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	372,757	373,156
Total Floating Rate Loans (cost $5,374,302)					5,360,744

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.54%

Panama 0.29%
Panama Government International Bonds	3.75%		3/16/2025	378,000	372,403

Romania 0.09%
Romania Government International Bonds†	5.875%		1/30/2029	110,000	109,442

South Korea 0.16%
Korea Gas Corp.†(b)	5.00%		7/8/2029	200,000	199,806
Total Foreign Government Obligations (cost $680,546)					681,651

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(e)	1/16/2048	2,237	1,979
Government National Mortgage Association Series 2014-78 Class IO(f)	0.007%	#(e)	3/16/2056	10,643	6
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,685	9,301
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	8,622	8,090
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	28,593	25,104

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	$6,772	$6,283
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	13,812	11,999
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $70,430)					62,762

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.03%
Federal Home Loan Mortgage Corp.	6.143% (1Yr. RFUCCT + 1.89%	)#	12/1/2040	1,932	1,956
Federal Home Loan Mortgage Corp.	6.225% (1Yr. RFUCCT + 1.79%	)#	6/1/2041	3,510	3,613
Federal Home Loan Mortgage Corp.	6.60% (1Yr. RFUCCT + 1.85%	)#	6/1/2042	1,445	1,488
Federal National Mortgage Association	6.061% (1Yr. RFUCCT + 1.81%	)#	12/1/2040	220	228
Federal National Mortgage Association	6.062% (1Yr. RFUCCT + 1.81%	)#	10/1/2040	119	122
Federal National Mortgage Association	6.076% (1Yr. RFUCCT + 1.82%	)#	12/1/2040	466	482
Federal National Mortgage Association	6.113% (1Yr. RFUCCT + 1.81%	)#	1/1/2042	7,708	7,966
Federal National Mortgage Association	6.168% (1Yr. RFUCCT + 1.81%	)#	4/1/2040	4,291	4,434
Federal National Mortgage Association	6.192% (1Yr. RFUCCT + 1.72%	)#	6/1/2042	1,409	1,455
Federal National Mortgage Association	6.297% (1Yr. RFUCCT + 1.80%	)#	3/1/2042	1,383	1,429
Federal National Mortgage Association	6.318% (1Yr. RFUCCT + 1.78%	)#	10/1/2036	7,701	7,928
Federal National Mortgage Association	7.516% (1Yr. RFUCCT + 1.60%	)#	10/1/2045	537	551
Federal National Mortgage Association	7.581% (1Yr. RFUCCT + 1.60%	)#	12/1/2045	905	930
Federal National Mortgage Association	7.687% (1Yr. RFUCCT + 1.60%	)#	12/1/2045	5,321	5,473
Total Government Sponsored Enterprises Pass-Throughs (cost $38,342)					38,055

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.18%
BANK5 Series 2023-5YR2 Class A3	6.656%	#(e)	7/15/2056	150,000	156,235
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	120,000	122,034
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	300,000	306,801

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(e)	11/15/2056	$110,000	$117,190
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.294% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	132,045	130,584
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.132% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	140,782	139,383
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.771% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	177,292	176,954
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	364,413	362,929
BX Trust Series 2022-LBA6 Class A†	6.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	150,000	148,440
BX Trust Series 2022-PSB Class A†	7.78% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	159,598	159,548
BX Trust Series 2024-CNYN Class A†	6.771% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2029	198,715	199,132
BXHPP Trust Series 2021-FILM Class A†	6.094% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	280,000	269,286
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(f)	1.211%	#(e)	11/10/2049	171,691	3,136
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(f)	0.782%	#(e)	12/10/2054	168,564	2,151
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	329	328
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(f)	0.441%	#(e)	6/10/2048	848,911	1,776
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	280,000	268,488
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(f)	0.207%	#(e)	9/10/2047	2,000,000	26
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	75,829	75,634
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	190,000	186,132
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(f)	0.508%	#(e)	7/10/2050	58,946	106
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(f)	1.478%	#(e)	8/10/2049	44,218	798
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(f)	0.686%	#(e)	9/15/2037	978,382	3,083

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(f)	2.019%	#(e)	1/15/2049	$590,538	$13,380
DBJPM Mortgage Trust Series 2016-C3 Class XA(f)	1.547%	#(e)	8/10/2049	157,110	3,445
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	5,275	5,025
DBWF Mortgage Trust Series 2016-85T Class XA†(f)	0.116%	#(e)	12/10/2036	3,140,000	3,558
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.435% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	235,293	240,935
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.185% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	130,806	130,570
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.535% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	176,795	179,884
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	7.435% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	23,915	24,149
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.635% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	60,022	61,547
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	6.585% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	197,210	198,103
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	6.585% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	137,285	137,819
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M1†	6.485% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	141,485	141,807
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1A1†	6.324% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	109,447	109,680
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.535% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	108,664	108,720

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.885% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	$220,134	$226,542
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.735% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	241,399	248,665
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.835% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	110,963	113,585
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(f)	0.244%	#(e)	2/10/2037	1,590,000	5,719
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.693% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	100,000	98,908
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.744% (1 mo. USD Term SOFR + 1.26%	)#	5/15/2026	100,000	93,196
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.494% (1 mo. USD Term SOFR + 6.01%	)#	5/15/2026	100,000	33,591
GS Mortgage Securities Trust Series 2015-GS1 Class XB(f)	0.326%	#(e)	11/10/2048	1,082,000	3,110
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	100,000	83,856
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	100,000	67,955	(g)
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	100,000	56,726	(g)
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	100,000	28,178	(g)
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(f)	1.417%	#(e)	8/5/2034	628,428	127
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	69,180
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(f)	0.706%	#(e)	12/15/2049	761,110	7,885
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(f)	1.118%	#(e)	9/15/2050	803,502	17,060
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.826% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	90,000	61,038
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.526% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	24,000	14,592

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.926% (1 mo. USD Term SOFR + 2.60%	)#	4/15/2031	$18,000	$10,060
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(f)	1.031%	#(e)	1/15/2048	527,691	275
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(f)	0.557%	#(e)	7/15/2048	668,908	2,056
KIND Trust Series 2021-KIND Class A†	6.395% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	158,675	156,207
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.624% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	150,000	147,517
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(f)	1.83%	#(e)	3/10/2049	504,323	7,187
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	40,752	39,970
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(f)	0.677%	#(e)	7/15/2050	341,843	1,053
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(f)	1.404%	#(e)	11/15/2049	765,300	16,216
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	2,670	2,635
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(f)	1.015%	#(e)	8/15/2049	1,000,000	16,623
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	2,875	2,763
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.727% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	300,000	296,688
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	1,623
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.41% (1 mo. USD Term SOFR + 1.06%	)#	7/25/2036	30,977	30,804
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(f)	0.456%	#(e)	2/15/2041	4,149,000	58,651
Shops at Crystals Trust Series 2016-CSTL Class XB†(f)	0.328%	#(e)	7/5/2036	1,000,000	3,860
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	150,000	148,249
Towd Point Mortgage Trust Series 20219-HY1 Class M2†	7.46% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	130,000	135,003
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(e)	2/25/2064	27,656	24,594

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(f)	0.096%	#(e)	6/15/2048	$2,000,000	$915
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(f)	0.791%	#(e)	9/15/2048	788,804	3,391
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(f)	1.85%	#(e)	8/15/2049	883,069	22,017
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,071,258)					6,547,066
Total Long-Term Investments (cost $120,356,232)					119,728,624

SHORT-TERM INVESTMENTS 5.35%

COMMERCIAL PAPER 1.70%

Auto Manufacturers 0.22%
VW Credit, Inc.†	5.67%		8/2/2024	275,000	273,641

Chemicals 1.25%
FMC Corp.†	6.036%		7/1/2024	1,581,000	1,581,000

Retail 0.23%
Walgreens Boots Alliance, Inc.†	6.557%		7/31/2024	297,000	295,416
Total Commercial Paper (cost $2,150,057)					2,150,057

U.S. TREASURY OBLIGATIONS 2.00%
U.S. Treasury Bills (Cost $2,531,604)	5.31%		8/1/2024	2,543,000	2,531,527

REPURCHASE AGREEMENTS 1.65%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $283,200 of U.S. Treasury Note at 4.875% due 04/30/2026; value: $285,892; proceeds: $280,238 (cost $280,172)				280,172	280,172
Repurchase Agreement dated 6/28/2024, 5.150% due 7/1/2024 with JPMorgan Securities LLC collateralized by $1,825,100 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $1,836,735; proceeds: $1,800,773 (cost $1,800,000)				1,800,000	1,800,000
Total Repurchase Agreements (cost $2,080,172)					2,080,172
Total Short-Term Investments (cost $6,761,833)					6,761,756
Total Investments in Securities 100.10% (cost $127,118,065)					126,490,380
Other Assets and Liabilities – Net(h) (0.10)%					(121,871)
Net Assets 100.00%					$126,368,509

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2024

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $71,857,355, which represents 56.86% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(k)).
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2024.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(g)	Level 3 Investment as described in Note 2(p) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Centrally Cleared Interest Rate Swap Contracts at June 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index	5/31/2028	$6,974,000	$(23,167)	$99,310	$76,143

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%	3/25/2027	$8,752,000	$111	$(28,353)	$(28,242)
Goldman Sachs(2)	12-Month USD SOFR Index	4.718%	9/28/2025	8,568,000	–	(18,727)	(18,727)
Goldman Sachs(2)	12-Month USD SOFR Index	5.013%	3/7/2025	13,055,000	(51)	(22,073)	(22,124)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$ 60	$(69,153)	$(69,093)

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$299,000	$2,875
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	299,000	2,513
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	600,000	5,002
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$10,390

NSA	Non-seasonally adjusted.

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	94	Long	$19,176,042	$19,196,563	$20,521

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2024	75	Short	$(7,956,850)	$(7,993,360)	$(36,510)

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(concluded)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$31,962,678	$–	$31,962,678
Corporate Bonds	–	75,075,668	–	75,075,668
Floating Rate Loans	–	5,360,744	–	5,360,744
Foreign Government Obligations	–	681,651	–	681,651
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	62,762	–	62,762
Government Sponsored Enterprises Pass-Throughs	–	38,055	–	38,055
Non-Agency Commercial Mortgage-Backed Securities	–	6,394,207	152,859	6,547,066
Short-Term Investments
Commercial Paper	–	2,150,057	–	2,150,057
U.S. Treasury Obligations	–	2,531,527	–	2,531,527
Repurchase Agreements	–	2,080,172	–	2,080,172
Total	$–	$126,337,521	$152,859	$126,490,380
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$76,143	$–	$76,143
Liabilities	–	(69,093)	–	(69,093)
Centrally Cleared CPI Swap Contracts
Assets	–	10,390	–	10,390
Liabilities	–	–	–	–
Futures Contracts
Assets	20,521	–	–	20,521
Liabilities	(36,510)	–	–	(36,510)
Total	$(15,989)	$17,440	$–	$1,451

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

36	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $127,118,065)	$126,490,380
Cash	275,729
Deposits with brokers for futures collateral	101,025
Deposits with brokers for swaps collateral	153,367
Receivables:
Interest	1,232,650
Capital shares sold	162,645
Investment securities sold	34,450
Variation margin for centrally cleared swap contracts agreements	11,396
Variation margin for futures contracts	10,680
Prepaid expenses	1,703
Total assets	128,474,025
LIABILITIES:
Payables:
Investment securities purchased	1,863,760
Transfer agent fees	144,008
Management fee	35,784
Directors’ fees	7,668
Fund administration	4,090
Capital shares reacquired	3,893
Accrued expenses	46,313
Total liabilities	2,105,516
NET ASSETS	$126,368,509
COMPOSITION OF NET ASSETS:
Paid-in capital	$137,722,638
Total distributable earnings (loss)	(11,354,129)
Net Assets	$126,368,509
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	9,505,811
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.29

See Notes to Financial Statements.	37

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Interest and other (net of foreign withholding taxes of $37)	$3,361,895
Expenses:
Management fee	215,793
Non 12b-1 service fees	154,176
Shareholder servicing	67,843
Professional	26,512
Fund administration	24,662
Custody	9,807
Reports to shareholders	6,818
Directors’ fees	2,586
Other	9,820
Gross expenses	518,017
Fees waived and expenses reimbursed (See Note 3)	(9,807)
Net expenses	508,210
Net investment income	2,853,685
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(471,986)
Net realized gain (loss) on futures contracts	(46,032)
Net realized gain (loss) on swap contracts	(50,608)
Net change in unrealized appreciation/depreciation on investments	394,222
Net change in unrealized appreciation/depreciation on futures contracts	(252,275)
Net change in unrealized appreciation/depreciation on swap contracts	87,512
Net realized and unrealized gain (loss)	(339,167)
Net Increase in Net Assets Resulting From Operations	$2,514,518

38	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$2,853,685	$4,977,782
Net realized gain (loss) on investments, future contracts and swap contracts	(568,626)	(2,125,256)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	229,459	3,450,283
Net increase in net assets resulting from operations	2,514,518	6,302,809
Distributions to shareholders:	–	(5,608,712)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	14,743,609	43,338,118
Reinvestment of distributions	–	5,608,712
Cost of shares reacquired	(15,368,542)	(44,342,061)
Net increase (decrease) in net assets resulting from capital share transactions	(624,933)	4,604,769
Net increase in net assets	1,889,585	5,298,866
NET ASSETS:
Beginning of period	$124,478,924	$119,180,058
End of period	$126,368,509	$124,478,924

See Notes to Financial Statements.	39

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period(b)	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
6/30/2024(c)	$13.03	$0.30	$(0.04)	$0.26	$ –	$13.29
12/31/2023	12.99	0.53	0.12	0.65	(0.61)	13.03
12/31/2022	14.09	0.29	(1.00)	(0.71)	(0.39)	12.99
12/31/2021	14.31	0.20	(0.10)	0.10	(0.32)	14.09
12/31/2020	14.27	0.29	0.15	0.44	(0.40)	14.31
12/31/2019	14.05	0.38	0.33	0.71	(0.49)	14.27

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

40	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
2.00	(d)	0.82	(e)	0.84	(e)	4.63	(e)	$126,369	38	(d)
5.05		0.83		0.85		4.04		124,479	79
(5.06)		0.83		0.84		2.12		119,180	71
0.63		0.81		0.83		1.40		120,559	66
3.13		0.84		0.86		2.04		108,101	79
5.06		0.88		0.90		2.66		100,107	56

See Notes to Financial Statements.	41

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2024. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations

42

Notes to Financial Statements (unaudited)(continued)

obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of

43

Notes to Financial Statements (unaudited)(continued)

operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt

44

Notes to Financial Statements (unaudited)(continued)

obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities

45

Notes to Financial Statements (unaudited)(continued)

will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended June 30, 2024, the Fund did not enter into reverse repurchase agreements.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on

46

Notes to Financial Statements (unaudited)(continued)

unfunded commitments, if any, is presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2024, the Fund did not have any unfunded loan commitments.

(n)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(o)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(p)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or

47

Notes to Financial Statements (unaudited)(continued)

liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04 % of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $9,807 of fund administration fees during the six months ended June 30, 2024.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the

48

Notes to Financial Statements (unaudited)(continued)

Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Short Duration Income Portfolio	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Short Duration Income Portfolio	$ –	$5,608,712	$ –	$ –	$5,608,712

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund–Short Duration Income Portfolio	$(2,454,461)	$(8,580,023)	$(11,034,484)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Short Duration Income Portfolio	$371,331,640	$137,232,580	$(8,208,561)	$129,024,019

49

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$670,680	$46,522,735	$941,511	$43,919,425

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into CPI swap contracts for the six months ended June 30, 2024 (as described in Note 2(n)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap contracts involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

The Fund entered into interest rate swap contracts for the six months ended June 30, 2024 (as described in Note 2(o)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2024 (as described in Note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

50

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	$10,390
Centrally Cleared Interest Rate Swap Contracts(1)	$76,143	–
Futures Contracts(2)	$20,521	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(1)	$69,093	–
Futures Contracts(2)	$36,510	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2024, were as follows:

Inflation Linked/Interest Rate Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$(50,608)
Futures Contracts(2)	$(46,032)

Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(3)	$87,512
Futures Contracts(4)	$(252,275)

Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(5)	$29,905,857
Futures Contracts(6)	216

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one

51

Notes to Financial Statements (unaudited)(continued)

party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,080,172	$–	$2,080,172
Total	$2,080,172	$–	$2,080,172

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$280,172	$–	$–	$(280,172)	$–
JPMorgan Securities LLC	1,800,000	–	–	(1,800,000)	–
Total	$2,080,172	$–	$–	$(2,080,172)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

52

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any

53

Notes to Financial Statements (unaudited)(continued)

securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

54

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government

55

Notes to Financial Statements (unaudited)(concluded)

sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Shares sold	1,121,430	3,278,106
Reinvestment of distributions	–	431,405
Shares reacquired	(1,170,937)	(3,327,319)
Increase (decrease)	(49,507)	382,192

56

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services

57

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the three- and five-year periods but below the median of the performance peer group for the one-year period. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, while the Fund’s net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

58

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

59

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Short Duration Income Portfolio	SFSDI-PORT-3 (08/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 16, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: August 16, 2024